N-2 - USD ($)									3 Months Ended
		Dec. 15, 2025		Dec. 11, 2025	Jun. 30, 2025	Feb. 18, 2025		Dec. 31, 2024	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cover [Abstract]
Entity Central Index Key		0001578987
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		ArrowMark Financial Corp.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Common Stockholder Transaction Expenses
Sales Load (as a percentage of offering price)(1)	1.00%
Offering Expenses (as a percentage of offering price)(2)	0.57%
Dividend Reinvestment Plan Expenses (3)	None
Total Stockholder Transaction Expenses	1.57%

(1)	Represents the estimated commission with respect to the shares of Common Stock being sold in this offering.

(2)	Offering expenses payable by the Company will be deducted from the proceeds, before expenses, to the Company.

(3)	The expenses associated with the administration of our dividend reinvestment plan are included in “Other Expenses.” Participants in the dividend reinvestment plan that instruct the plan administrator to sell shares obtained under the plan may be accessed a $15 transaction fee by the plan administrator and the proceeds of such sale will be net of brokerage commissions, fees and transaction costs. For more details about the dividend reinvestment plan, see “Dividend Reinvestment Plan” in the accompanying Prospectus.

Stockholder Transaction Expenses (as a percentage of offering price):
Sales Load	--	(1)
Offering Expenses	--	(2)
Dividend Reinvestment Plan Expenses	--	(3)
Total Stockholder Transaction Expenses	--	(4)

(1)	In the event that the securities to which this prospectus relates are sold to or through underwriters or agents, a corresponding prospectus supplement will disclose the applicable sales load.
(2)	The related prospectus supplement will disclose the estimated amount of total offering expenses (which may include offering expenses borne by third parties on our behalf), the offering price and the offering expenses borne by us as a percentage of the offering price.
(3)	The expenses associated with the administration of our dividend reinvestment plan are included in “Other Expenses.” Participants in the dividend reinvestment plan that instruct the plan administrator to sell shares obtained under the plan may be accessed a $15 transaction fee by the plan administrator and the proceeds of such sale will be net of brokerage commissions, fees and transaction costs. For more details about the plan, see “Dividend Reinvestment Plan.”
(4)	The related prospectus supplements with disclose the estimated amount of Total Stockholder Transaction Expenses.

Sales Load [Percent]		1.00%	[1]			0.00%	[2]
Dividend Reinvestment and Cash Purchase Fees		$ 0.57	[3]			$ 0	[4]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.00%	[5]			0.00%	[6]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to
Common Stock)(4)
Management Fee(4)	2.54%
Interest Payments on Borrowed Funds(5)	3.15%
Other Expenses(6)	1.71%
Total Annual Expenses (7)	7.40%

(4)	For the purposes of calculating our expenses, we have assumed the maximum contractual management fee of 1.75% of “Managed Assets.” “Managed Assets” means our total assets (including cash and cash equivalents and any assets purchased with or attributable to any borrowed funds). Managed Assets will be higher than our net assets because net assets reflect the reduction of our expenses and liabilities. Because the fee we pay to the Adviser is based on Managed Assets, the Management Fee will be higher if we utilize leverage. See “Management—Management Agreement” in the accompanying Prospectus.

(5)	We entered into a revolving credit agreement on June 9, 2014. Interest expense assumes that leverage will represent approximately 30% of our Managed Assets (as defined under “Management—Management Agreement — Management Fee” in the accompanying Prospectus), and charge interest or involve payment at a rate set by an interest rate transaction at the rate of 7.02% as of June 30, 2025. We have assumed for purposes of these expense estimates that we will utilize leverage for the entire year.

(6)	Pursuant to the management agreement, our Adviser furnishes us, or arranges for the furnishing of office facilities and clerical and administrative services necessary for our operation (other than services provided by our custodian, accounting agent, administrator, dividend and interest paying agent and other service providers). We bear all expenses incurred in our operations, and we will bear the expenses related to any future offering. “Other Expenses” above includes all such costs not borne by our Adviser, which may include but are not limited to overhead costs of our business, commissions, fees and expenses connected with our investments and auditing, accounting and legal expenses, and fees and expenses we incurred indirectly as a result of investment in shares of one or more other funds (such funds, “Acquired Funds”, and the fees and expenses incurred in connection with our investment therein, if any, “Acquired Fund Fees and Expenses”).

(7)	Total Annual Expenses may not correlate to the ratio of expenses to average net assets disclosed in the Company’s annual and semi-annual reports to stockholders in the financial highlights table, which reflects operating expenses of the Company and does not include “Acquired Fund Fees and Expenses.” For the year ended December 31, 2024, the Adviser voluntarily reimbursed the Fund $82,936 for expenses related to investor relations.

Annual Expenses (as a percentage of net assets attributable to common stock):
Management Fees(5)	2.63%
Interest payments on borrowed funds(6)	3.71%
Other Expenses (estimated for the current fiscal year)(7)	2.01%
Total Annual Expenses (8)	8.35%

(5)	For the purposes of calculating our expenses, we have assumed the maximum contractual management fee of 1.75% of “Managed Assets.” “Managed Assets” means our total assets (including cash and cash equivalents and any assets purchased with or attributable to any borrowed funds). Managed Assets will be higher than our net assets because net assets reflect the reduction of our expenses and liabilities. Because our Adviser’s fee is based on Managed Assets, our Adviser’s fee will be higher if we utilize leverage. See “Management—Management Agreement.”
(6)	We entered into a revolving credit agreement on June 9, 2014 that permits the Company to borrow up to $70 million. For purposes of this example interest expense assumes the maximum amount of leverage available under the revolving credit agreement as of June 30, 2024 which represents approximately 31% of our Managed Assets (as defined under “Management—Management Agreement—Management Fee”) and charge interest or involve payment at a rate set by an interest rate transaction at an annual average rate of approximately 7.94% as of June 30, 2024.. We have assumed for purposes of these expense estimates that we will utilize leverage for the entire year.
(7)	Pursuant to the management agreement, our Adviser furnishes us, or arranges for the furnishing of office facilities and clerical and administrative services necessary for our operation (other than services provided by our custodian, accounting agent, administrator, dividend and interest paying agent and other service providers). We bear all expenses incurred in our operations, and we will bear the expenses related to any future offering. “Other Expenses” above includes all such costs not borne by our Adviser, which may include but are not limited to overhead costs of our business, commissions, fees and expenses connected with our investments and auditing, accounting and legal expenses. “Other Expenses” also includes Acquired Fund fees and expenses, which expenses are estimated to not exceed one basis point of our average net assets for the current fiscal year.
(8)	Total Annual Expenses may not correlate to the ratio of expenses to average net assets disclosed in the Company’s annual and semi-annual reports to stockholders in the financial highlights table, which reflects operating expenses of the Company and does not include “Acquired Fund” fees and expenses. For the year ended December 31, 2023 and the six-months ended June 30, 2024, the Adviser voluntarily reimbursed the Company $70,994 and $41,468, respectively, for expenses related to investor relations.

Management Fees [Percent]		2.54%	[7]			2.63%	[8]
Interest Expenses on Borrowings [Percent]		3.15%	[9]			3.71%	[10]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		1.71%	[11]			2.01%	[12]
Total Annual Expenses [Percent]		7.40%	[13]			8.35%	[14]
Expense Example [Table Text Block]

Example

The following example demonstrates the hypothetical dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our Common Stock. These amounts are based upon the assumption that our annual operating expenses remain at the levels set forth in the table above and that the annual return on investments before fees and expenses is 5%.

1 Year	3 Years	5 Years	10 Years
$88	$227	$359	$662

The purpose of the table and example above is to assist you in understanding the various costs and expenses that an investor in any future offering will bear directly or indirectly. The expenses in the example and table above should not be considered a representation of our future expenses, and actual expenses may be greater or less than those shown.

Moreover, while the example above assumes, as required by the Securities and Exchange Commission (the “SEC”), a 5% annual return, our performance will vary and may result in a return greater or less than 5%. In addition, while the example assumes reinvestment of all distributions at NAV, participants in our dividend reinvestment plan may receive shares of Common Stock valued at the market price in effect at that time. This price may be at, above or below NAV. See “Dividend Reinvestment Plan” in the accompanying Prospectus for additional information regarding our dividend reinvestment plan.

The “Other Expenses” shown in the table and related footnote above are based on estimated amounts for our current fiscal year of operation unless otherwise indicated. If we issue fewer shares of Common Stock, all other things being equal, certain of these percentages would increase. For additional information with respect to our expenses, see “Management” and “Dividend Reinvestment Plan” in the accompanying Prospectus.

Example

The following example demonstrates the hypothetical dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. These amounts are based upon the assumption that our annual operating expenses remain at the levels set forth in the table above and that the annual return on investments before fees and expenses is 5%.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment (based on net asset value), assuming a 5% annual return:	$101	$254	$397	$714

The purpose of the table and example above is to assist you in understanding the various costs and expenses that an investor in any future offering will bear directly or indirectly. The example and the expenses in the tables above should not be considered a representation of our future expenses, and actual expenses may be greater or less than those shown.

Moreover, while the example assumes, as required by the SEC, a 5% annual return, our performance will vary and may result in a return greater or less than 5%. In addition, while the example assumes reinvestment of all distributions at NAV, participants in our dividend reinvestment plan may receive common stock valued at the market price in effect at that time. This price may be at, above or below NAV. See “Dividend Reinvestment Plan” for additional information regarding our dividend reinvestment plan.

The “Other Expenses” shown in the table and related footnote above are based on estimated amounts for our current fiscal year of operation unless otherwise indicated. If we issue fewer shares of common stock, all other things being equal, certain of these percentages would increase. For additional information with respect to our expenses, see “Management” and “Dividend Reinvestment Plan.”

Expense Example, Year 01		$ 88				$ 101
Expense Example, Years 1 to 3		227				254
Expense Example, Years 1 to 5		359				397
Expense Example, Years 1 to 10		$ 662				$ 714
Purpose of Fee Table , Note [Text Block]

The purpose of the following table and the example below is to help you understand the fees and expenses that holders of shares of Common Stock (“Common Stockholders”) would bear directly or indirectly. The expenses shown in the table below under “Other expenses” are estimated for the Company’s current fiscal year. The expenses shown in the table below under “Interest expenses on bank borrowings,” “Total annual expenses” and “Total annual expenses after expense reimbursement” are estimated based on the Company’s capital structure for the current fiscal year after giving effect to the anticipated net proceeds of this offering. The tables also reflect the estimated use of leverage by the Company through bank borrowings representing 30% of Managed Assets (as defined below), consistent with the percentage of leverage in place as of June 30, 2025, of the Company’s total assets (including the assets subject to, and obtained with the proceeds of, such borrowings), and show Company expenses as a percentage of net assets attributable to Common Stock. The table reflects the anticipated net proceeds of the sales of shares of Common Stock offered pursuant to this Prospectus Supplement and the accompanying Prospectus and assuming the Company incurs the estimated offering expenses. If the Company issues fewer than all of the shares of Common Stock available for sale pursuant to the Distribution Agreement and the net proceeds to the Company are less, all other things being equal, the total annual expenses shown would increase.

The following table is intended to assist you in understanding the costs and expenses that an investor in shares of our common stock will bear, directly or indirectly. Other expenses are estimated and may vary. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “you” or “us” or that “we” will pay fees or expenses, stockholders will indirectly bear such fees or expenses. We caution you that certain of the indicated percentages in the table below indicating annual expenses are estimates and may vary.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price				as a percentage of offering price
Other Expenses, Note [Text Block]		Pursuant to the management agreement, our Adviser furnishes us, or arranges for the furnishing of office facilities and clerical and administrative services necessary for our operation (other than services provided by our custodian, accounting agent, administrator, dividend and interest paying agent and other service providers). We bear all expenses incurred in our operations, and we will bear the expenses related to any future offering. “Other Expenses” above includes all such costs not borne by our Adviser, which may include but are not limited to overhead costs of our business, commissions, fees and expenses connected with our investments and auditing, accounting and legal expenses, and fees and expenses we incurred indirectly as a result of investment in shares of one or more other funds (such funds, “Acquired Funds”, and the fees and expenses incurred in connection with our investment therein, if any, “Acquired Fund Fees and Expenses”).				Pursuant to the management agreement, our Adviser furnishes us, or arranges for the furnishing of office facilities and clerical and administrative services necessary for our operation (other than services provided by our custodian, accounting agent, administrator, dividend and interest paying agent and other service providers). We bear all expenses incurred in our operations, and we will bear the expenses related to any future offering. “Other Expenses” above includes all such costs not borne by our Adviser, which may include but are not limited to overhead costs of our business, commissions, fees and expenses connected with our investments and auditing, accounting and legal expenses. “Other Expenses” also includes Acquired Fund fees and expenses, which expenses are estimated to not exceed one basis point of our average net assets for the current fiscal year.
Acquired Fund Total Annual Expenses, Note [Text Block]		Total Annual Expenses may not correlate to the ratio of expenses to average net assets disclosed in the Company’s annual and semi-annual reports to stockholders in the financial highlights table, which reflects operating expenses of the Company and does not include “Acquired Fund Fees and Expenses.” For the year ended December 31, 2024, the Adviser voluntarily reimbursed the Fund $82,936 for expenses related to investor relations.				Total Annual Expenses may not correlate to the ratio of expenses to average net assets disclosed in the Company’s annual and semi-annual reports to stockholders in the financial highlights table, which reflects operating expenses of the Company and does not include “Acquired Fund” fees and expenses. For the year ended December 31, 2023 and the six-months ended June 30, 2024, the Adviser voluntarily reimbursed the Company $70,994 and $41,468, respectively, for expenses related to investor relations.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	Total Amount Outstanding(b)		Asset Coverage Per Unit(c)		Average Market Value excludes Bank Loans)
Credit Facility
Fiscal 2013 (as of December 31, 2013)	N/A	(d)	N/A	(d)	N/A	(d)
Fiscal 2014 (as of December 31, 2014)	$22,500,000		$7,317		N/A
Fiscal 2015 (as of December 31, 2015)	$25,000,000		$6,631		N/A
Fiscal 2016 (as of December 31, 2016)	$61,500,000		$3,253		N/A
Fiscal 2017 (as of December 31, 2017)	$25,750,000		$6,478		N/A
Fiscal 2018 (as of December 31, 2018)	$51,000,000		$3,753		N/A
Fiscal 2019 (as of December 31, 2019)	$17,700,000		$9,090		N/A
Fiscal 2020 (as of December 31, 2020)	$43,000,000		$4,274		N/A
Fiscal 2021 (as of December 31, 2021)	$60,000,000		$3,558		N/A
Fiscal 2022 (as of December 31, 2022)	$55,600,000		$3,656		N/A
Fiscal 2023 (as of December 31, 2023)	$45,000,000		$4,387		N/A

(a)	On June 9, 2014, the Company entered into the Credit Facility, a revolving credit agreement which had an initial aggregate principal amount of up to $45,000,000 and stated maturity date of June 9, 2019. The interest rate applicable to borrowings thereunder was generally LIBOR plus an applicable margin of 2.85%. The Credit Facility’s commitment was increased to $70 million on January 16, 2015.The Credit Facility was further amended in May 2017 to reflect a single lender, Texas Capital Bank, N.A., a reduced rate of LIBOR +2.35% and a maximum borrowing amount of $62 million. In May 2022, the Credit Facility was further amended to reflect the addition of two lenders, a new rate of SOFR +2.61% and a maximum borrowing amount of $70 million. See "Risk Factors - Risks Related to Our Use of Leverage" for a description of our revolving credit agreement.
(b)	Total amount of each class of senior securities outstanding at the end of the period.
(c)	The asset coverage ratio for senior securities representing indebtedness is calculated as our consolidated total assets, less all consolidated liabilities and indebtedness not represented by senior securities, divided by senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage Per Unit.
(d)	No credit facility was in place in 2013. The credit facility was put in place during 2014. See (a).

Senior Securities, Note [Text Block]

SENIOR SECURITIES

Senior Securities

The following table is designed to illustrate the annual rate of interest on the senior securities. Information in the table below for the fiscal years ended December 31, 2023, 2022, 2021, 2020, and 2019 has been audited by Tait, Weller & Baker LLP, the Company's independent registered public accounting firm. The Company did not have any senior securities outstanding prior to June 9, 2014. Borrowings under the Credit Facility for the fiscal years ended December 31, 2023, 2022, 2021, 2020, 2019, 2018, 2017, 2016, 2015 and 2014 were as follows:

	Total Amount Outstanding(b)		Asset Coverage Per Unit(c)		Average Market Value excludes Bank Loans)
Credit Facility
Fiscal 2013 (as of December 31, 2013)	N/A	(d)	N/A	(d)	N/A	(d)
Fiscal 2014 (as of December 31, 2014)	$22,500,000		$7,317		N/A
Fiscal 2015 (as of December 31, 2015)	$25,000,000		$6,631		N/A
Fiscal 2016 (as of December 31, 2016)	$61,500,000		$3,253		N/A
Fiscal 2017 (as of December 31, 2017)	$25,750,000		$6,478		N/A
Fiscal 2018 (as of December 31, 2018)	$51,000,000		$3,753		N/A
Fiscal 2019 (as of December 31, 2019)	$17,700,000		$9,090		N/A
Fiscal 2020 (as of December 31, 2020)	$43,000,000		$4,274		N/A
Fiscal 2021 (as of December 31, 2021)	$60,000,000		$3,558		N/A
Fiscal 2022 (as of December 31, 2022)	$55,600,000		$3,656		N/A
Fiscal 2023 (as of December 31, 2023)	$45,000,000		$4,387		N/A

(a)	On June 9, 2014, the Company entered into the Credit Facility, a revolving credit agreement which had an initial aggregate principal amount of up to $45,000,000 and stated maturity date of June 9, 2019. The interest rate applicable to borrowings thereunder was generally LIBOR plus an applicable margin of 2.85%. The Credit Facility’s commitment was increased to $70 million on January 16, 2015.The Credit Facility was further amended in May 2017 to reflect a single lender, Texas Capital Bank, N.A., a reduced rate of LIBOR +2.35% and a maximum borrowing amount of $62 million. In May 2022, the Credit Facility was further amended to reflect the addition of two lenders, a new rate of SOFR +2.61% and a maximum borrowing amount of $70 million. See "Risk Factors - Risks Related to Our Use of Leverage" for a description of our revolving credit agreement.
(b)	Total amount of each class of senior securities outstanding at the end of the period.
(c)	The asset coverage ratio for senior securities representing indebtedness is calculated as our consolidated total assets, less all consolidated liabilities and indebtedness not represented by senior securities, divided by senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage Per Unit.
(d)	No credit facility was in place in 2013. The credit facility was put in place during 2014. See (a).

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objectives

Our primary investment objective is to provide stockholders with current income, and to a lesser extent, capital appreciation. There can be no assurance that we will achieve our investment objectives.

Investment Strategies

We are focused on income generation, capital preservation, and providing risk-adjusted returns. We attempt to achieve our investment objective through investments in regulatory capital relief securities, preferred equity, debt and subordinated debt, structured notes and securities, convertible securities (including contingent convertible securities), and common equity issued or structured by banks and financial institutions including community banks, larger regional, national and money center banks domiciled in the United States and foreign and global money center banks. (“banking-related securities”). See “Banking Sector Focus” and “Regulatory Capital Relief Securities.” We make investments that will generally be expected to pay us dividends and interest on a current basis and generate capital gains over time. We may seek to enhance our returns through the use of warrants, options and other equity conversion features. The term “risk-adjusted returns” refers to the profile of expected asset returns across a range of potential macroeconomic scenarios, and does not imply that a particular strategy or investment should be considered low-risk. We have a policy to invest, under normal circumstances, at least 80% of the value of our net assets plus the amount of any borrowings for investment purposes in such banking-related securities.

We focus our portfolio on making long-term, passive, non-control investments in the banking sector, including “regulatory capital relief securities” which are credit risk transfer securities issued or structured by banks seeking capital that is treated more favorably under banking regulations than other types of capital, acquisitions and other refinancing activities Regulatory capital relief securities are issued or structured by a bank to maintain or reduce its regulatory capital requirements by transferring certain credit risks to investors. Regulatory capital relief securities may be structured in a variety of ways and are highly bespoke to the needs of the bank or other deposit-taking institution involved. Regulatory capital relief securities may be in the form of structured notes (e.g., credit-linked notes), convertible securities (including contingent convertible securities), and other structured products or transactions. We intend to continue to direct investments in numerous issuers differentiated by asset size, business models and geographies. We also may invest in an option strategy that will normally consist of writing (selling) call options on bank equity securities in our portfolio (“covered calls”). We invest in foreign securities and we are not limited in the amount of assets we may invest in such foreign securities. The Company may also invest in other securities and instruments that the Adviser believes are consistent with the Company’s investment objectives.

We indirectly invest in securities issued or structured by banks through structured securities and credit derivatives, including collateralized loan obligations (CLOs) and credit-linked notes. We currently invest in credit-linked notes for which the performance and payment of principal and interest is tied to a reference asset such as a pool of loans originated by a bank and held on its balance sheet. We also invest in equity and junior debt tranches of CLOs, and other debt securitizations, that are collateralized by a portfolio consisting primarily of unsecured, subordinated loans made to (and, to a lesser extent, unsecured, subordinated debentures and notes issued by) community banks or savings institutions or their respective holding companies. The CLO securities in which we may invest may be rated below investment grade or unrated and, therefore are considered speculative with respect to timely payment of interest and repayment of principal. We may also invest in other securities and instruments that are similar to these investments, including senior debt tranches of CLOs and loan accumulation facilities. These indirect investments provide exposure to and focus on the same types of direct investments that we make in banking companies and, accordingly, our investments in structured securities (such as credit-linked notes and CLOs) and credit derivatives that provide exposure to the banking industry are considered an investment in banking securities. The loans or other assets pledged as collateral in these securitizations may not be publicly rated by any rating agency, and may have greater credit and liquidity risks than investment-grade corporate obligations that are publicly rated. Below investment grade and unrated securities are sometimes referred to as “junk” securities. We believe that the use of such instruments complements our overall strategy and enhance the diversity of our holdings.

The Fund will invest the proceeds of future equity offerings in accordance with its investment objective.. We may also incur additional leverage to the extent permitted by the Investment Company Act. See “Leverage.” Although we normally seek to invest substantially all of our assets in banking-related securities, we reserve the ability to invest up to 20% of our assets in other types of securities and instruments.

Additionally, we may take temporary defensive positions that are inconsistent with our investment strategy in response to adverse market, economic, political or other conditions. If we do so, we may not achieve our investment objective. We may also choose not to take defensive positions. These investment strategies are not fundamental policies of ours and may be changed without prior approval of our stockholders.

Our Adviser

ArrowMark Asset Management, LLC (“ArrowMark” or the “Adviser”), an SEC-registered investment adviser dedicated to the banking sector, manages our assets. Our Adviser is registered with the SEC under the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”) See “Our Adviser” below for additional information about ArrowMark. .

Banking Sector Focus

We pursue our investment objective by taking advantage of a broad spectrum of available investment opportunities in the bank sector, including securities in U.S. community banks, larger regional, national and money center banks domiciled in the United States, and global money center banks.

We predominantly invest in securities of larger regional, national and money center banks domiciled in the United States, and global money center banks through regulatory capital relief securities, such as credit-linked notes, consistent with our investment strategy. We typically invest in regulatory capital relief securities issued by larger, regulated global money center banks that provide exposure to loans and other credits provided to a diverse range of corporate entities that were originated by the issuing bank and held on its balance sheet. Banks enter into regulatory capital relief transactions to optimize capital ratios, reduce balance sheet concentrations and respond to regulatory changes. For example, through a credit-linked note, the issuing bank retains meaningful exposure to the underlying reference portfolio which aligns the bank with investors and promotes disciplined loan origination and underwriting standards. Regulatory capital relief transactions are typically privately negotiated transactions driven by long-term trusted relationships and, until recently, only a relatively small group of financial institutions were known to participate. We intend to continue to direct investments into regulatory capital relief securities with high quality reference portfolio loans, as determined by our Advisor, and diversified exposure that has the potential to generate floating rate current income. The reference portfolio loans within a regulatory capital relief transaction may not be publicly rated by any rating agency, and may have greater credit and liquidity risks than investment-grade corporate obligations that are publicly rated. Below investment grade and unrated securities are sometimes referred to as “junk” securities.We also nvest in public and privately-held community banks located throughout the United States. We consider “community banks” to be banks, savings associations and their holding companies with less than $10 billion in consolidated assets that serve local markets. As of December 31, 2023, the community banking sector is a highly fragmented $3.5 trillion industry, comprised of 4,429 banks located throughout the United States, including underserved rural, semi-rural, suburban and other niche markets. Community banks generally have simple, straightforward business models and geographically concentrated credit exposure. Community banks typically do not have exposure to non-U.S. credit and are focused on lending to borrowers in their distinct communities. As a result, we believe that community banks frequently have a better understanding of the local businesses they finance than larger banking organizations. Many of these community banks are well established, having been in business on average for more than 90 years, and having survived many economic cycles, including the most recent financial crisis. We invest directly in community banks differentiated by asset sizes, business models and geographies.

Market Opportunity

The Company was formed to support the ongoing capital needs of banks and banking-related institutions. We believe that the banking sector continues to offer a broad spectrum of available opportunities that are consistent with our investment objective. The Company believes that investments in regulatory capital relief securities of larger U.S. banks, and global money center banks represent attractive market opportunities. Regulatory capital relief securities remain an important component of the Company’s overall investment portfolio. As ofJune 30, 2024, regulatory capital relief securities comprised approximately 87.7% of the Company’s investment portfolio. As with all investments, investments in regulatory capital relief securities are subject to several risks. We believe that the community banking sector continues to be attractive due to the strong long-term performance of community banks and the general lack of investment competition from institutional investors. The Company seeks investment opportunities in preferred equity, subordinated debt, structured notes, convertible securities (including contingent convertible securities) and common equity in the U.S. community bank sector as well as regulatory capital relief securities issued by larger U.S. banks, and global money center banks. See, “Risks”.

Risk Factors [Table Text Block]

RISK FACTORS

An investment in our securities involves a high degree of risk. You should carefully consider the following information, together with the other information contained in this prospectus, before investing in our securities. In connection with the forward-looking statements that appear in this prospectus, you should also carefully review the cautionary statement referred to above under “Cautionary Statement Concerning Forward-Looking Statements.”

Risks Related to Investing in Banking Sector

Our assets will be concentrated in the banking industry, potentially exposing us to greater risks than companies that invest in multiple sectors.

Companies in the group of industries related to banks and diversified financials are often subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently and may have significant adverse consequences for companies in the group of industries related to banks and diversified financials, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the industries as a whole cannot be predicted. A focus on community banks may make the Company more economically vulnerable in the event of a downturn in the banking industry. Community banks may face heightened risks of failure during times of economic downturns than larger banks. Community banks may also be subject to greater lending risks than larger banks.

Certain risks may impact the value of investments in the group of industries related to banks and diversified financials more severely than those of investments outside these industries, including the risks associated with companies that operate with substantial financial leverage. Companies in the group of industries related to banks and diversified financials may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets.

The group of industries related to banks and diversified financials is also a target for cyber attacks and may experience technology malfunctions and disruptions. In recent years, cyber attacks and technology failures have become increasingly frequent and have caused significant losses.

Risks specific to the bank and diversified financial group of industries also may include:

Asset quality and credit risk. When financial institutions loan money, commit to loan money or enter into a letter of credit or other contract with a counterparty, they incur credit risk, or the risk of losses if their borrowers do not repay their loans or their counterparties fail to perform according to the terms of their contract. The companies in which the Company will invest offer a number of products which expose them to credit risk, including loans, leases and lending commitments, derivatives, trading account assets and assets held-for-sale. Financial institutions allow for and create loss reserves against credit risks based on an assessment of credit losses inherent in their credit exposure (including unfunded credit commitments). This process, which is critical to their financial results and condition, requires difficult, subjective and complex judgments, including forecasts of economic conditions and how these economic predictions might impair the ability of their borrowers to repay their loans. As is the case with any such assessments, there is always the chance that the financial institutions in which the Company invests will fail to identify the proper factors or that they will fail to accurately estimate the impacts of factors that they identify. Failure to identify credit risk factors or the impact of credit factors may result in increased non-performing assets, which will result in increased loss reserve provisioning and reduction in earnings. Poor asset quality can also affect earnings through reduced interest income which can impair a bank’s ability to service debt obligations or to generate sufficient income for equity holders. Bank failure may result due to inadequate loss reserves, inadequate capital to sustain credit losses or reduced earnings due to non-performing assets. The Company will not have control over the asset quality of the financial institutions in which the Company will invest, and these institutions may experience substantial increases in the level of their non-performing assets which may have a material adverse impact on the Company’s investments.

Capital risk. A bank’s capital position is extremely important to its overall financial condition and serves as a cushion against losses. U.S. banking regulators have established specific capital requirements for regulated banks. Federal banking regulators proposed amended regulatory capital regulations in response to the Dodd-Frank Act and the international capital and liquidity requirements set forth by the Basel Committee on Banking Supervision (“Basel III”) protocols which would impose even more stringent capital requirements. In the event that a regulated bank falls below certain capital adequacy standards, it may become subject to regulatory intervention including, but not limited to, being placed into a FDIC-administered receivership or conservatorship. The regulatory provisions under which the regulatory authorities act are intended to protect depositors. The deposit insurance fund and the banking system are not intended to protect shareholders or other investors in other securities issued by a bank or its holding company. The effect of inadequate capital can have a potentially adverse consequence on the institution’s financial condition, its ability to operate as a going concern and its ability to operate as a regulated financial institution and may have a material adverse impact on the Company’s investments.

Earnings risk. Earnings are the primary means for financial institutions to generate capital to support asset growth, to provide for loan losses and to support their ability to pay dividends to shareholders. The quantity as well as the quality of earnings can be affected by excessive or inadequately managed credit risk that may result in losses and require additions to loss reserves, or by high levels of market risk that may unduly expose an institution’s earnings to volatility in interest rates. The quality of earnings may also be diminished by undue reliance on extraordinary gains, nonrecurring events, or favorable tax effects. Future earnings may be adversely affected by an inability to forecast or control funding and operating expenses, net interest margin compression improperly executed or ill-advised business strategies, or poorly managed or uncontrolled exposure to other risks. Deficient earnings can result in inadequate capital resources to support asset growth or insufficient cash flow to meet the financial institution’s near-term obligations. Under certain circumstances, this may result in the financial institution being required to suspend operations or the imposition of a cease-and-desist order by regulators which could potentially impair the Company’s investments.

Management risk. The ability of management to identify, measure, monitor and control the risks of an institution’s activities and to ensure a financial institution’s safe, sound and efficient operation in compliance with applicable laws and regulations are critical. Depending on the nature and scope of an institution’s activities, management practices may need to address some or all of the following risks: credit, market, operating, reputation, strategic, compliance, legal, liquidity and other risks. The Company will not have direct or indirect control over the management of the financial institutions in which the Company will invest and, given the Company’s long-term investment strategy, it is likely that the management teams and their policies may change. The inability of management to operate their financial institution in a safe, sound and efficient manner in compliance with applicable laws and regulations, or changes in management of financial institutions in which the Company invests, may have an adverse impact on the Company’s investment.

Litigation risk. Financial institutions face significant legal risks in their businesses, and the volume of claims and amount of damages and penalties claimed in litigation and regulatory proceedings against financial institutions remain high. Substantial legal liability or significant regulatory action against the companies in which the Company invests could have material adverse financial effects or cause significant reputational harm to these companies, which in turn could seriously harm their business prospects. Legal liability or regulatory action against the companies in which the Company invests could have material adverse financial effects on the Company and adversely affect the Company’s earnings and book value.

Market risk. The financial institutions in which the Company will invest are directly and indirectly affected by changes in market conditions. Market risk generally represents the risk that values of assets and liabilities or revenues will be adversely affected by changes in market conditions. Market risk is inherent in the financial instruments associated with the operations and activities including loans, deposits, securities, short-term borrowings, long-term debt, trading account assets and liabilities and derivatives of the financial institutions in which the Company will invest. Market risk includes, but is not limited to, fluctuations in interest rates, equity and futures prices, and changes in the implied volatility of interest rates, equity and futures prices and price deterioration or changes in value due to changes in market perception or actual credit quality of the issuer. Accordingly, depending on the instruments or activities impacted, market risks can have wide ranging, complex adverse effects on the operations and overall financial condition of the financial institutions in which the Company will invest as well as adverse effects on the Company’s results from operations and overall financial condition.

Monetary policy risk. Monetary policies have had, and will continue to have, significant effects on the operations and results of financial institutions. There can be no assurance that a particular financial institution will not experience a material adverse effect on its net interest income in a changing interest rate environment. Factors such as the liquidity of the global financial markets, and the availability and cost of credit may significantly affect the activity levels of customers with respect to the size, number and timing of transactions. Fluctuation in interest rates, which affect the value of assets and the cost of funding liabilities, are not predictable or controllable, may vary and may impact economic activity in various regions.

Competition. The group of industries related to banks and diversified financials, including the banking sector, is extremely competitive, and it is expected that the competitive pressures will increase. Merger activity in the financial services industry has resulted in and is expected to continue to result in, larger institutions with greater financial and other resources that are capable of offering a wider array of financial products and services. The group of industries related to banks and diversified financials has become considerably more concentrated as numerous financial institutions have been acquired by or merged into other institutions. The majority of financial institutions in which the Company will invest will be relatively small with significantly fewer resources and capabilities than larger institutions; this size differential puts them at a competitive disadvantage in terms of product offering and access to capital. Technological advances and the growth of e-commerce have made it possible for non-financial institutions and non-bank financial institutions to offer products and services that have traditionally been offered by banking and other financial institutions. It is expected that the cross-industry competition and inter-industry competition will continue to intensify and may be adverse to the financial institutions in which the Company invests.

Regulatory risk. Financial institutions, including community banks, are subject to various state and federal banking regulations that impact how they conduct business, including but not limited to how they obtain funding, their ability to operate and the value of the Company’s investments. Changes to these regulations could have an adverse effect on their operations and operating results and the Company’s investments. The Company expects to make long-term investments in financial institutions that are subject to various state and federal regulations and oversight. Congress, state legislatures and the various bank regulatory agencies frequently introduce proposals to change the laws and regulations governing the banking industry in response to the Dodd-Frank Act, Consumer Financial Protection Bureau (the “CFPB”) rulemaking or otherwise. The likelihood and timing of any proposals or legislation and the impact they might have on the Company’s investments in financial institutions affected by such changes cannot be determined and any such changes may be adverse to the Company’s investments. Ownership of the stock of certain types of regulated banking institutions may subject the Company to additional regulations. Investments in banking institutions and transactions related to the Company’s investments may require approval from one or more regulatory authorities. If the Company were deemed to be a bank holding company or thrift holding company, bank holding companies or thrift holding companies that invest in the Company would be subject to certain restrictions and regulations.

We may invest in equity and debt securities issued by banks, subjecting us to unique risks.

We expect to invest in securities issued by banks that qualify as Tier 1 or Tier 2 capital for bank regulatory capital purposes. These investments may consist primarily of regulatory capital securities, preferred equity as well as subordinated debt, convertible securities (including contingent convertible securities) and, to a lesser extent, common equity.

Equity, unlike debt securities, does not have a stated maturity and it is uncertain when, if ever, we will receive our invested amounts or expected returns on such investments. During our holding period, the only source of investment income on such common equity securities may be dividend income or valuation gains. New financial products continue to be developed, and we may invest in any products that may be developed to the extent that such investment is consistent with our business plan.

Certain of these securities, particularly debt securities and certain hybrid capital instruments, may be long-dated in nature and may contain provisions that enable the issuing institution to defer payment of interest or dividends without resulting in bankruptcy or default. Furthermore, even though an institution has the financial capacity to make such payments, regulatory approval may be withheld to make such payment, and in the absence of such approval, the issuing institution will not be able to make such interest or dividend payment to us. The longer-term nature of these instruments limits the liquidity of these instruments and may increase the risk of holding these investments.

Investments in holding companies generally subject investors to increased risks because holding companies generally hold all their assets in their subsidiaries and are dependent on distributions from their subsidiaries to service their interest obligations and for ultimate principal repayment. In the event of a default or a bankruptcy, holders of securities issued by holding companies may suffer from increased losses or lower recoveries and may be subordinated to securities issued directly by the holding company’s subsidiaries.

All of our investments are subject to liquidity risk, but we may face higher liquidity risk if we invest in debt obligations and other securities that are unrated and issued by banks that have no corporate rating.

All of our investments are subject to liquidity risk, however, we are likely to invest in debt obligations that are unrated and that are issued by banks that have no corporate rating by a nationally recognized statistical rating organization. In such cases, there may not be an active market for these securities and our investments may be subject to significant liquidity risk in the event we are required to sell such investments. The assets in which we invest may not be publicly rated by any rating agency, and may have greater credit and liquidity risks than investment-grade corporate obligations that are publicly rated.

We expect to manage a portfolio of securities, focused on the banking sector, which would make us more economically vulnerable in the event of a downturn in the banking industry.

Our portfolio normally consists of preferred equity, subordinated debt, regulatory capital relief securities, debt securities, credit-linked notes and common equity investments in U.S. and foreign domiciled banks. These investments are subject to the risk factors affecting the banking industry, and that could cause a general market decline in the value of bank stocks. Individual banks, as well as the banking industry in general, may be adversely affected by negative economic and market conditions throughout the United States or in the local economies in which banks operate, including negative conditions caused by recent disruptions in the financial markets. In addition, changes in trade, monetary and fiscal policies and laws, including interest rate policies of the Board of Governors of the Federal Reserve System, may have an adverse impact on banks’ loan portfolios and allowances for loan losses. As a result, we may experience higher rates of default with respect to our bank investments in the event of a downturn in the banking industry. Also, losses could occur in individual investments held by us because of specific circumstances related to each bank. These factors could have a material adverse effect on our financial condition, results of operations or liquidity.

A large number of banks may fail during times of significant economic stress.

According to data from the FDIC, since 1934, banks and thrifts have failed at an annual rate of 0.34%, with peak cycle one-year failure rates of 3.32% in 1989 (S&L crisis), 2.05% in 2010 (Great Recession) and 0.54% in each of 1937 and 1938 (Great Depression). Bank failure means the closing of a bank by a federal or state banking regulatory agency, generally because the bank is unable to meet its obligations to depositors and others. However, despite the low percentage of banks that have failed compared to the number of banks in the U.S. during the relevant time period, during periodic times of significant economic stress, bank earnings decline and a significant number of banks may fail. For instance, during the savings and loan crisis during the 1980s through 1992, there were a total of 2,870 failures out of 14,364 FDIC-insured banks in existence on December 31, 1980. From January 1, 2008 through December 9, 2020, which includes the most recent financial crisis, there were 549 failures, most of which were community banks, out of approximately 8,534 FDIC-insured banks in existence on December 31, 2007, with the highest one-year failure rate of 3.32% in 1989 for the savings and loan crisis and 2.05% in 2010 for the most recent financial crisis. The number of failed community banks since 2007 was highest in certain regions in which real estate values declined disproportionately more than the national average, including Florida, Georgia, Illinois and California.

According to the FDIC Quarterly Banking Profile dated March 31, 2024, 63 of 4,672 FDIC-insured banks were included on the FDIC’s list of “Problem Institutions.” While historically, only a small fraction of banks on the list of “Problem Institutions” fail and only 8 FDIC-insured banks failed in 2017, as of December 31, 2017 (representing an approximate annualized failure rate of only 0.14%, which is similar to the average annual rate of default for Baa3 Corporate Credit since 1934), some level of additional bank failure is likely. We intend to invest the majority of our portfolio in institutions that are currently paying dividends or interest on their securities, that have the ability to pay dividends or interest on the securities they issue, and/or that are not a party to regulatory enforcement actions that would limit or hinder their payment of dividends or interest or otherwise demonstrate that they are in troubled condition. We believe that such institutions are unlikely to be included in the FDIC’s list of “Problem Institutions” and are less likely to fail than many of their peers. Nevertheless, it is possible that some portion of the community banks in which we invest may fail, particularly if the U.S. economy stagnates or another financial crisis occurs. If we invest in banks that fail, we are likely to lose most or all of our investment in such institutions.

We expect to manage a portfolio of securities, focused on the bank market, with investments in community banks whose business is subject to greater lending risks than larger banks.

Community banks have different lending risks than larger banks. They provide services to their local communities. Their ability to diversify their economic risks is limited by their own local markets and economies. They lend primarily to small to medium-sized businesses, professionals and individuals which may expose them to greater lending risks than those of banks that are lending to larger, better-capitalized businesses with longer operating histories. They manage their credit exposure through careful monitoring of loan applicants and loan concentrations in particular industries, and through loan approval and review procedures. They have established evaluation processes designed to determine the adequacy of their allowances for loan losses. Although these evaluation processes use historical and other objective information, the classification of loans and the establishment of loan losses is an estimate based on experience, judgment and expectations regarding their borrowers, the economies in which they and their borrowers operate, as well as the judgment of their regulators. We cannot assure you that their loan loss reserves will be sufficient to absorb future loan losses or prevent a material adverse effect on their business, financial condition or results of operations.

Risks Related to Banking Regulations and Banking Investments Affecting Our Business

The following summary does not purport to be a comprehensive description of all of the federal and state statutes and regulations which govern U.S. banking institutions that may be relevant to a decision to invest in the Company. The statutes or regulations discussed are only brief summaries of those provisions which are, in their entirety, complex and subject to interpretation. Further, the statutes or regulations governing the U.S. banking system and the interpretation thereof are subject to change. In addition, it does not purport to deal with all of the consequences applicable to investors in regulated financial institutions. Each prospective investor is strongly urged to consult its own legal advisors with respect to the consequences under applicable regulatory regimes governing banking institutions and investors therein of the purchase and ownership of common stock in the Company.

The banking institutions in which we will invest are subject to substantial regulations that could adversely affect their ability to operate and the value of our investments.

We invest substantially all of our assets in banks and their holding companies and therefore our portfolio investments are subject to existing and potential new regulations that may be adverse to them. Banking institutions, including banks and savings and loan associations, holding companies thereof, and their subsidiaries and affiliates (collectively, “banking institutions”) are highly regulated entities that are subject to extensive regulatory and legal restrictions and limitations and to supervision, examination and enforcement by state and federal regulatory authorities. In addition, the banking crisis in the United States that began in 2007 has resulted in increased regulations, and we anticipate that further regulations will be implemented in the future. The laws and regulations affecting banks, and the interpretations thereof, are subject to material changes, and any such changes may adversely impact portfolio investments and could result in the Company facing material losses or having to divest some or all of its investments under adverse market conditions. As a result of the extensive federal and state restrictions and limitations, supervision and enforcement, banking institutions have less operational flexibility and are generally subject to greater regulatory risks than companies in other industries that are less regulated.

Numerous and Extensive Regulations. There are various federal statutes that regulate U.S. banking institutions, including, the Bank Holding Company Act of 1956, the Federal Deposit Insurance Act, the Federal Reserve Act, the National Bank Act, the Home Owners’ Loan Act of 1933 (the “HOLA”), the Securities Act, the Securities Exchange Act of 1934 (the “Exchange Act”), the Investment Advisers Act and the Investment Company Act. These federal statutes have been amended, often materially, over the years and may continue to be amended in the future, and the consequences of such future amendments may be materially adverse to the Company’s investments or the financial services industry in general. In addition to these various federal statutes, federal regulatory agencies, including among others the Federal Reserve Board, the Office of the Comptroller of the Currency (the “OCC”), the FDIC and the CFPB, together in certain cases with state banking regulatory agencies (individually, a “Regulatory Agency” or, collectively, the “Regulatory Agencies”), have adopted regulations and guidelines which are subject to interpretation, and which continue to be amended and revised and such amendments and revisions or a change in interpretation of existing regulations or guidelines may be materially adverse to the Company’s portfolio companies or the financial services industry in general. Much of the regulatory framework that has been developed is intended to protect depositors, the FDIC and the banking system in general and, as such, stockholders in such regulated institutions may be disadvantaged, in some cases materially, by amendments and revisions to such statutes, regulations or guidelines, or interpretations thereof, or by the enforcement of such statutes and regulations by Regulatory Agencies.

Adverse consequences, including without limitation civil penalties, fines, suspension or termination of deposit insurance, may result in the event that any banking institution fails to comply with applicable rules or regulations. These rules and regulations are complex and are subject to interpretation and may be subject to change, which imposes compliance risk on the entities that are subject to these rules and may be adverse to the Company.

In addition, banking institutions are subject to various quantitative judgments by Regulatory Agencies, which may include subjective judgments regarding credit risk, interest rate and liquidity risk, operational risk and other factors, including subjective judgments on the “safety” or “soundness” of an institution.

Capital Adequacy Requirements and Regulatory Capital Relief Securities.

Capital Adequacy Requirements. Banking institutions are required to meet certain capital adequacy guidelines or rules that involve assessments of their assets and liabilities, including contingent and off-balance sheet items and other items which may be based on subjective inputs, as determined by the Regulatory Agencies. The Federal Reserve Board has established minimum capital adequacy requirements that are calculated in relation to assets and various off-balance sheet exposures. The Dodd-Frank Act imposes more stringent capital requirements on bank holding companies and savings and loan holding companies by, among other things, applying consolidated capital requirements to savings and loan holding companies, imposing leverage ratios on bank holding companies and savings and loan holding companies and prohibiting new trust preferred issuances from counting as Tier 1 capital. In addition, in response to the Dodd-Frank Act requirements and the Basel III protocols, the Regulatory Agencies have proposed more stringent capital requirements that, if adopted in their current form, would apply to community banks. These restrictions may significantly limit the future capital strategies of community banks.

Non-compliance with capital adequacy requirements may result in limitations on operations or other orders, which may be materially adverse to the financial institutions in which we invest. If a depository institution fails to meet certain capital adequacy standards or requirements (such institution is referred to as an “undercapitalized institution” if it is not well capitalized or adequately capitalized), the appropriate Regulatory Agency may be required by law to take one or more actions with respect to such undercapitalized institution. These actions may include requiring the institution to issue new shares, merge with another depository institution, restrict the rates of interest such institution pays on deposits, restrict asset growth, terminate certain activities or forcing it to divest of certain or all of its subsidiaries, dismiss certain directors or officers, place the depository institution into an FDIC-administered receivership or conservatorship or take any other action that, in the Regulatory Agency’s judgment, will resolve the problems of the institution at the least possible loss to the FDIC.

Regulatory Capital Relief Securities Risk. The Company’s investments in regulatory capital relief securities are subject to several risks. Where regulators feel the scale, scope of spirit of a bank’s regulatory capital relief strategy has become overly aggressive, they might enforce stricter regulation that makes the strategy more costly or impractical for the bank. Under the terms governing the Company’s investments or potential investments in regulatory capital relief securities, it is expected that adverse regulatory developments may result in the bank being able to terminate the Company’s regulatory capital relief securities investments early, which subjects the Company to reinvestment risk. Another risk relates to the inherent information asymmetry in such regulatory capital relief securities investments, whereby the bank selling the regulatory capital relief securities normally would have better knowledge of those assets than the Company and, as result, may only make higher risk assets available for investment. Finally, there is a risk of deterioration of the loan portfolio due to poor underwriting of the bank or extrinsic factors such as weak economic conditions that could adversely affect the value of the regulatory capital relief securities.

We may become subject to adverse current or future banking regulations.

We will seek to structure our investments to avoid being regulated by various banking authorities. Therefore, we do not currently expect to be regulated by any state or federal banking regulatory bodies and will have significant flexibility with respect to the manner in which we operate. However, if we are deemed to have acquired control of one or more banking institutions, we would become a bank holding company subject to the Bank Holding Company Act and the regulations thereunder or a savings and loan holding company subject to the HOLA and the regulations thereunder. While the rules for bank holding companies and savings and loan holding companies vary, the Federal Reserve Board will generally find that we control a banking institution if we own 25% or more of any class of voting securities or 33% or more of the total equity (voting or non-voting) of a banking institution; or if we own 10% or more of the voting stock of the banking institution and we have representation on the board of directors of the banking institution or other indicia of control (such as control in any manner of the election of a majority of the institution’s directors, or a determination by the regulator that we have the power to direct, or directly or indirectly to exercise a controlling influence over, the management or policies of the banking institution). There is a presumption of non-control if we own or control less than 5% of the outstanding shares of any class of voting securities. If we are deemed to have acquired control of one or more banking institutions:

●	we would become subject to supervision and examination by the applicable Regulatory Agencies, including the Federal Reserve Board;

●	the Federal Reserve Board would subject us to periodic reporting requirements applicable to bank holding companies or savings and loan holding companies; and

●	we would become subject to restrictions on non-banking activities (i.e. any activity other than banking or managing or controlling banks or performing services for its subsidiaries) applicable to bank holding companies and savings and loan holding companies, including restrictions on acquiring direct or indirect ownership or control of more than 5% of any class of voting securities of any company engaged in non-bank activities. We would only be permitted to engage in, or acquire an interest in companies that engage in, activities that the Federal Reserve Board has determined to be incidental to the activity of banking or managing or controlling banks to a limited extent. These restricted activities include, among other activities, owning and operating a savings association, escrow company, trust company or insurance agency; acting as an investment or financial advisor, or providing securities brokerage services; and, in the case of a financial holding company or unitary savings and loan holding company, activities that are financial in nature, incidental to financial activities or complementary to a financial activity, such as lending activities, insurance and underwriting equity securities. In addition to restrictions on permissible activities and investments, bank holding companies, financial holding companies, and their subsidiary banks are prohibited from entering into certain tying arrangements in connection with extension of credit, lease, sale of property or provision of any services should the Federal Reserve Board find the arrangement resulting in anti-competitive practices.

In addition, if we were deemed to be in control of a bank which is not “well capitalized” or not “well managed” as defined by the relevant Regulatory Agency, the Federal Reserve Board and certain other Regulatory Agencies would have the authority to impose various limitations or regulatory actions on us, including:

●	limitations on our ability to pay dividends or distributions to our stockholders;

●	forced divestiture of certain of our investments deemed by such Regulatory Agency as in danger of becoming insolvent and as posing significant risk to the undercapitalized institution;

●	requiring us to provide financial support to the portfolio bank under the Federal Reserve Board’s “source of strength” doctrine when we would otherwise be disinclined to do so or when we would consider itself unable to do so, which could force us to satisfy such obligation through divesture of other assets or through raising additional funds from existing stockholders or third-party investors; and

●	the imposition by the FDIC of “cross-guarantee” liability upon any commonly controlled insured depository institutions for deposit insurance losses incurred by the FDIC. A depository institution’s liability under the cross-guarantee provision is generally senior to (i) obligations to stockholders or (ii) any obligation or liability owed to any affiliate of such depository institution. Thus, portfolio companies that are insured depository institutions may be subject to such cross-guarantee liability with respect to other portfolio companies that are also insured depository institutions.

Ownership of our stock by certain types of regulated institutions may subject us to additional regulations.

If a bank holding company or savings and loan holding company stockholder is deemed to control us, we would be subject to the “umbrella” supervision of the Federal Reserve Board and potentially other regulatory agencies and such supervision may expose us to the regulatory burdens discussed above and to additional expenses or limitations in carrying out its investment objective, which may be materially adverse to the holders of our common stock. In the event that a bank holding company or savings and loan holding company stockholder is deemed to control us, it would have to obtain prior approval or non-objection of the Federal Reserve Board whenever the Company acquires, directly or indirectly, more than 5% of any class of voting securities of a U.S. bank or of a non-bank financial company (unless, in the case of a non-bank financial company, such bank holding company stockholders is a financial holding company). In the event that a bank holding company or savings and loan holding company stockholder controls us, we could not, without prior approval of the Federal Reserve Board, acquire more than 5% of any class of voting securities of any non-financial company, unless the bank holding company stockholder that controls us is a financial holding company; however, if each bank holding company stockholder that controls us is a financial holding company, we could make any investment in any non-financial company (but not in a bank or non-bank financial company) pursuant to the Bank Holding Company Act. If a bank holding company stockholder or savings and loan holding company controls us, then any direct or indirect investment by us in more than 5% of any class of voting securities of a foreign company (including a foreign bank) would have to comply with the provisions promulgated by the Federal Reserve Board.

Investments in banking institutions and transactions related to our portfolio investments may require approval from one or more regulatory authorities.

We would be required to seek prior approval from the Federal Reserve Board in order to acquire control of more than 5% of the outstanding shares of any class of voting securities or 25% or more of the total equity (voting and non-voting) or other controlling interests of a bank, bank holding company or financial holding company. In addition, bank holding companies (but, not financial holding companies) are required to obtain approval prior to purchasing 25% or more of the total equity of a non-bank financial company.

We would be required to seek prior approval from the Federal Reserve Board or the OCC if we proposed to acquire control of a savings and loan association or a savings and loan holding company.

If we were deemed to be a bank holding company or savings and loan holding company, bank holding companies or savings and loan holding companies that invest in us will be subject to certain restrictions and regulations.

If we were deemed to be a bank holding company or savings and loan holding company, a bank holding company or savings and loan holding company stockholder could acquire less than 5% of any class of our stock, and less than 25% of our total equity, without Federal Reserve Board approval, provided that such bank holding company or savings and loan holding company stockholder does not control us. If we made controlling investments, directly or indirectly in a U.S. bank, then any bank holding company or savings and loan holding company stockholder that acquires more than 5% of any class of voting interests or 25% of our total equity would be required to receive prior written approval of the Federal Reserve Board before acquiring such interests. Bank holding company or savings and loan holding company stockholders that are not financial holding companies may be required to obtain prior approval from the Federal Reserve Board prior to acquiring more than 5% of any class of voting interests or 25% of our total equity if we make non-controlling or controlling investments in non-bank financial companies.

Each prospective investor that is or may become a bank holding company or financial holding company or savings and loan holding company is strongly urged to consult its own legal advisors with respect to the consequences under applicable regulatory regimes regarding banking institutions and investors therein of the purchase and ownership of our shares.

New FASB CECL regulations may create volatility in our earnings and the level of our allowance for credit losses.

The Financial Accounting Standards Board, or FASB, has issued a new credit impairment model, the Current Expected Credit Loss, or CECL model, which must be implemented by banks and certain other companies beginning in 2021. Under the CECL model, entities subject to the model will be required to present certain financial assets carried at amortized cost, such as loans held for investment and held-to-maturity debt securities, at the net amount expected to be collected. The measurement of expected credit losses is to be based on information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. This measurement will take place at the time the financial asset is first added to the balance sheet and periodically thereafter. This differs significantly from the "incurred loss" model, which delays recognition until it is probable a loss has been incurred. CECL may create more volatility in the companies in which we invest, and this in turn could affect the value of our portfolio.

Risks Related to Our Investments

Our investments will be subject to dividend and interest rate fluctuations, and we may incur interest rate risk.

Our investments are likely to include regulatory capital relief securities, preferred stock with variable dividend rates and may include debt or hybrid instruments with floating interest rates, credit-linked notes and equity and junior debt tranches issued by a CLO or similar issuer. Variable rate and floating rate investments earn interest at rates that adjust from time to time (typically monthly) based upon an index. The amount of income we receive from our investments may fluctuate based upon changes in interest rates and, in a declining and/or low interest rate environment, these investments will produce less income, which will impact our operating performance. Fixed dividend rate and interest rate investments, however, do not have adjusting rates and the relative value of the fixed cash flows from these investments may decrease as prevailing interest rates rise or increase as prevailing interest rates fall, causing potentially significant changes in our NAV. We may employ various hedging strategies to limit the effects of changes in interest rates (and in some cases credit spreads), including engaging in interest rate swaps, caps, floors and other interest rate derivative products. No strategy can completely insulate us from the risks associated with interest rate changes, and there is a risk that our strategies may provide no protection at all and will potentially compound the impact of changes in interest rates. Hedging transactions involve certain additional risks such as counterparty risk, leverage risk, the legal enforceability of hedging contracts, the early repayment of hedged transactions and the risk that unanticipated and significant changes in interest rates may cause a significant loss of basis in the instrument and a change in current period expense. We cannot assure you that we will be able to enter into hedging transactions or that such hedging transactions will adequately protect us against the foregoing risks.

Most of our assets will be illiquid, and their fair value may not be readily determinable.

It is expected that a substantial portion of the securities and instruments in which the Company invests will not trade on any exchange and will be illiquid. The Company may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Company’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities.

Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Company believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Company pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser’s judgment may play a greater role in the valuation process. Investment of the Company’s assets in illiquid and restricted securities may restrict the Company’s ability to take advantage of market opportunities. To dispose of an unregistered security, the Company, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Company to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Company would bear market risks during that period.

Certain fixed-income instruments are not readily marketable and may be subject to restrictions on resale. Fixed-income instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the fixed-income instruments in which the Company will invest. Where a secondary market exists, the market for some fixed-income instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, dealer inventories of certain securities are at historic lows in relation to market size, which indicates a potential for reduced liquidity as dealers may be less able to “make markets” for certain fixed-income securities.

Our investments in regulatory capital relief securities subject us to the risks of underlying bank assets.

We invest in “regulatory capital relief securities” which are securities issued or structured by banks seeking capital that is treated more favorably under banking regulations than other types of capital, acquisitions and other refinancing activities. Regulatory capital relief securities are issued or structured by a bank to maintain or reduce its regulatory capital requirements by transferring certain credit risks to investors. Regulatory capital relief securities may be in the form of structured notes (e.g., credit-linked notes), convertible securities (including contingent convertible securities), and other structured products or transactions. We invest in credit-linked notes which are unsecured notes linked to loans or other assets held by a bank or other financial institution on its balance sheet. Although the credit-linked notes are tied to the underlying performance of the assets held by the bank, such credit-linked notes may not be secured by such assets and we have no direct or indirect ownership of the underlying assets. Thus, as a holder of such credit-linked notes, we would be subject to counterparty risk of the bank which issues the credit-linked notes (in addition to the risk associated with the assets themselves). To the extent the relevant bank experiences an insolvency event or goes into receivership, we may not receive payments on the credit-linked notes, or such payments may be delayed.

Risks of Credit-linked Notes.

A credit-linked note is a security structured and issued by an issuer, which may be a bank, broker or special purpose vehicle. The performance and payment of principal and interest is tied to that of a reference asset which may be a particular pool of loans, security, basket of securities, credit default swap, basket of credit default swaps, or index. The reference asset may be denominated in foreign currency. Risks of credit-linked notes include those risks associated with the underlying reference asset including but not limited to market risk, interest rate risk, credit risk, default risk and foreign currency risk. In the case of a credit-linked notes created with credit default swaps, the structure will be “funded” such that the par amount of the security will represent the maximum loss that could be incurred on the investment and no leverage is introduced. An investor in a credit-linked note also bears counterparty risk or the risk that the issuer of the credit-linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security. Should the issuer default or declare bankruptcy, the credit-linked note holder may not receive any compensation. In return for these risks, the credit linked note holder receives a higher yield. As with most derivative instruments, valuation of a credit-linked note may be difficult due to the complexity of the security and the reference asset.

The Company currently invests in credit-linked notes that are structured as unsecured notes linked to loans or other assets held by a bank or other financial institution on its balance sheet. Although the credit-linked notes are tied to the underlying performance of the assets held by the bank, such credit-linked notes may not be secured by such assets and we have no direct or indirect ownership of the underlying assets. Thus, as a holder of such credit-linked notes, we would be subject to counterparty risk of the bank which issues the credit-linked notes (in addition to the risk associated with the assets themselves). To the extent the relevant bank experiences an insolvency event or goes into receivership, we may not receive payments on the credit-linked notes, or such payments may be delayed.

Risks of Collateralized Loan Obligations (“CLOS”) and Collateralized Debt Obligations (“CDOS”).

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Company as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Company to sell such securities. In addition to the typical risks associated with fixed-income securities and asset-backed securities, CDOs carry other risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value or quality, or be downgraded by a rating agency; (iii) the Company may invest in tranches of CDOs that are subordinate to other tranches, diminishing the likelihood of payment; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (vi) the CDO’s manager may perform poorly.

Additional Risks Related to Investments in CLOs. The CLOs and other CDOs in which the Company may invest are Structured Products. Holders of Structured Products bear risks of the underlying assets and are subject to counterparty risk.

The Company may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain Structured Products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in Structured Products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of assets underlying Structured Products will rise or fall, these prices (and, therefore, the prices of Structured Products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter-term financing to purchase longer-term securities, the issuer may be forced to sell its securities at below-market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the Structured Products owned by the Company.

Certain structured products may be thinly traded or have a limited trading market. Structured Products are typically privately offered and sold. As a result, investments in Structured Products may be characterized by the Company as illiquid securities. In addition to the general risks associated with fixed-income securities discussed herein, Structured Products carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in Structured Products are subordinate to other classes or tranches thereof; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

We are subject to risks associated with the bankruptcy or insolvency of an issuer or borrower of a loan underlying a Structured Product that we hold or of an underlying asset held by or reference asset of an instrument vehicle in which we invest (including regulatory capital relief securities).

In the event of a bankruptcy or insolvency of an issuer or borrower of a loan underlying a Structured Product that we hold or of an underlying asset held by or a reference asset of a regulatory capital relief security, CLO or other investment vehicle in which we invest, a court or other governmental entity may determine that our claims or those of the relevant investment vehicle are not valid or not entitled to the treatment we expected when making our initial investment decision.

Various laws enacted for the protection of debtors may apply to the underlying assets and reference assets in our investment portfolio. The information in this and the following paragraph represents a brief summary of certain points only, is not intended to be an extensive summary of the relevant issues and is applicable with respect to U.S. issuers and borrowers only. The following is not intended to be a summary of all relevant risks. Similar avoidance provisions to those described below are sometimes available with respect to non-U.S. issuers or borrowers, and there is no assurance that this will be the case which may result in a much greater risk of partial or total loss of value in that underlying asset.

If a court in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer or borrower of underlying assets or reference assets, such as a trustee in bankruptcy, were to find that such issuer or borrower did not receive fair consideration or reasonably equivalent value for incurring the indebtedness constituting such underlying assets and, after giving effect to such indebtedness, the issuer or borrower (1) was insolvent; (2) was engaged in a business for which the remaining assets of such issuer or borrower constituted unreasonably small capital; or (3) intended to incur, or believed that it would incur, debts beyond our ability to pay such debts as they mature, such court could decide to invalidate, in whole or in part, the indebtedness constituting the underlying assets as a fraudulent conveyance, to subordinate such indebtedness to existing or future creditors of the issuer or borrower or to recover amounts previously paid by the issuer or borrower in satisfaction of such indebtedness. In addition, in the event of the insolvency of an issuer or borrower of underlying assets or reference assets, payments made on such underlying or reference assets could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year under U.S. Federal bankruptcy law or even longer under state laws) before insolvency.

Foreign Securities and Currency Risk.

The adoption of new international banking and insurance guidelines may cause uncertainty or disruptions in the global banking industry. Adverse conditions in the global banking industry and credit markets may adversely impact the value of our investments to the extent we make investments in global financial institutions. Investments in securities of foreign issuers involve special risks not usually associated with investing in securities of U.S. companies, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, social, political and economic instability and adverse diplomatic developments; the possibility of the imposition of withholding or other taxes on dividends, interest, capital gain or other income; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict the Company’s investment opportunities. In addition, there may be different types of, and lower quality, information available about a foreign company than a U.S. company. There is also less regulation, generally, of the securities markets in many foreign countries than there is in the United States, and such markets may not provide the same protections available in the United States. Corporate governance standards may be lower in foreign markets. With respect to certain countries there may be the possibility of political, economic or social instability, the imposition of trading controls, import duties or other protectionist measures, various laws enacted for the protection of creditors, greater risks of nationalization or diplomatic developments which could materially adversely affect the Company’s investments in those countries. The Company’s investment in foreign countries may also be subject to withholding or other taxes, which may be significant and may reduce the Company’s returns.

Brokerage commissions, custodial services and other costs relating to investment in international securities markets may be more expensive than in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Derivatives transactions may limit our income or result in losses.

The Company’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, rate or index; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Company may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Company is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Company will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. Certain of the derivative investments in which the Company may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Adviser to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Company as premiums and cash or other assets held in margin accounts with respect to the Company’s derivative investments would not be available to the Company for other investment purposes, which may result in lost opportunities for gain.

The derivative instruments and techniques that the Company may principally use include:

Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Company’s initial investment in such contracts.

Covered Calls on Bank Equity Securities and Other Option Transactions. There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given covered call option transaction not to achieve its objectives. A decision as to whether, when and how to use covered calls (or other options) on bank equity securities involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful because of market behavior or unexpected events. The use of options may require the Company to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Company can realize on an investment, or may cause the Company to hold a security it might otherwise sell. As the writer of a covered call option on bank equity securities, the Company forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the exercise price of the call option, but has retained the risk of loss should the price of the underlying security decline. Although such loss would be offset in part by the option premium received, in a situation in which the price of a particular bank equity security on which the Company has written a covered call option declines rapidly and materially or in which prices in general on all or a substantial portion of the stocks on which the Company has written covered call options decline rapidly and materially, the Company could sustain material depreciation or loss in its net assets to the extent it does not sell the underlying securities (which may require it to terminate, offset or otherwise cover its option position as well). The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

There can be no assurance that a liquid market will exist when the Company seeks to close out an option position. Reasons for the absence of a liquid secondary market for exchange-traded options include the following: (i) there may be insufficient trading interest; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the trading facilities of an exchange or the Options Clearing Corporation (the “OCC”) may not be adequate to handle current trading volume; or (vi) the relevant exchange could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms. The Company’s ability to terminate OTC options may be more limited than with exchange-traded options and may involve the risk that counterparties participating in such transactions will not fulfill their obligations. If the Company were unable to close out a covered call option that it had written on a bank equity security, it would not be able to sell the underlying security unless the option expired without exercise.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. Call options are marked to market daily and their value will be affected by changes in the value of and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options’ expiration. Additionally, the exercise price of an option may be adjusted downward before the option’s expiration as a result of the occurrence of certain corporate events affecting the underlying bank equity security, such as extraordinary dividends, stock splits, merger or other extraordinary distributions or events. A reduction in the exercise price of an option would reduce the Company’s capital appreciation potential on the underlying security.

Limitation on Covered Call Writing Risk. The number of covered call options on bank equity securities the Company can write is limited by the number of shares of the corresponding common stock the Company holds. Furthermore, the Company’s covered call options on bank equity securities and other options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. As a result, the number of covered call options on bank equity securities that the Company may write or purchase may be affected by options written or purchased by it and other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Company’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation and leverage risk. Certain standardized swaps are now subject to mandatory central clearing requirements and others are now required to be exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty and liquidity risk, they do not make swap transactions risk-free. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Company or if the reference index, security or investments do not perform as expected. The Company’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.” Where the Company is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third party on the debt obligation. If no default occurs, the Company would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Company is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of that obligation. The use of credit default swaps can result in losses if the Company’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect. The Company will “cover” its swap positions by segregating an amount of cash and/or liquid securities as required by the 1940 Act and applicable SEC interpretations and guidance from time to time. In cases where the Company is the writer, or seller, of a swap agreement, the segregated amount will be equal to the full, un-netted amount of the Company’s contractual obligation (the “notional amount”).

Risks Related to Our Use of Leverage

We will continue to operate with leverage, which may adversely affect our return on our assets and may reduce cash available distribution.

We will continue to operate with leverage, which we may incur in the form of recourse and non-recourse collateralized financings, private or public offerings of debt, warehouse facilities, secured and unsecured bank credit facilities, repurchase agreements or other borrowings.

We currently have a bank loan to finance investments as a form of leverage. We also have authority to issue preferred stock or engage in reverse repurchase agreements to finance investments. Leverage exaggerates the effects of market downturns or upturns on the NAV and market value of our common stock, as well as on distributions to holders of common stock. Leverage can also increase the volatility of the Company’s NAV, and expenses related to leverage can reduce the Company’s income. In the case of leverage, if our assets decline in value so that applicable asset coverage requirements for any borrowings or preferred stock would not be met, the Company may be prevented from paying distributions, which could jeopardize its qualification for pass-through tax treatment, make it liable for excise taxes and/ or force it to sell portfolio securities at an inopportune time.

As noted above, the Company utilizes a revolving credit agreement with Texas Capital Bank, N.A. (“Texas Capital Bank”) and two additional lenders (the “Credit Facility”). The terms of the Credit Facility were last amended in May 2022, to provide for a maximum borrowing amount of $70 million and a fee of Secured Overnight Funding Rate (“SOFR”) + 2.61%, with a maturity date of May 27, 2025 (which may be extended until May 27, 2026). The Credit Facility contains customary covenants, negative covenants and default provisions, including covenants that limit our ability to incur additional debt or consolidate or merge into or with any person, other than as permitted, or sell, lease or otherwise transfer, directly or indirectly, all or substantially all of its assets. Prior to the May 2022 amendment, the Credit Facility had been with a syndicate of financial institutions that was led by Texas Capital Bank, it had a five-year term maturing in May 2022, was priced at a term of LIBOR +2.35%, and permitted us to borrow up to $62 million. As of June 30, 2024, $58.8 million was committed and drawn on the Credit Facility.

Although we have no present intention to do so, we may also operate with leverage by issuing preferred stock. Any form of leverage may include contractual terms that are unfavorable to our stockholders, including limitations on our ability to declare and distribute dividends. Such terms will likely also contain restrictive covenants that impose asset coverage requirements, voting right requirements and restrictions on the composition of our assets, and limit the use of our investment techniques and strategies, any or all of which may have an adverse effect on us and our ability to pay dividends. If we are unable to repay or refinance maturing debt on the date it is due, we may be forced to seek other sources of capital to repay the maturing debt that may be expensive or dilutive to existing stockholders. To the extent that we are unable to find additional financing or extend or refinance our debt when it becomes due and we do not have sufficient cash to redeem such debt, we may be required to liquidate assets that are illiquid and difficult to sell for fair value and the sale of assets may occur at a time when it would not otherwise be desirable to do so. Failure to meet any contractual term set forth by our lenders, including maturity, may result in a default, a forced sale of assets or reduced operational flexibility, or a significant loss or complete loss for our stockholders.

Leverage is a speculative technique that may adversely affect our earnings or book value. If the return on assets acquired with borrowed funds or other leveraged proceeds does not exceed the cost of the leverage and our cost of operations, the use of leverage could cause us to lose money.

Successful use of leverage depends on our Adviser’s ability to predict or hedge correctly cash flows generated by our assets, which depends upon default rates, interest rates, refinancing and prepayment rates, timing of recoveries and various other factors. Our actual use of leverage may vary depending on our ability to obtain credit facilities and the lender’s and rating agencies’ estimate of the stability of our cash flows. The return on our assets and cash available for distribution to our stockholders may be reduced by changes in market conditions that cause the cost of these financings to increase relative to the income that can be derived from our assets. Defaults and lower than expected recoveries, as well as delays in recoveries on defaults, could rapidly erode our equity. Debt service payments will reduce cash flow available for distributions to stockholders. In addition, lenders from whom we may borrow money or holders of our debt securities will have claims on our assets that are superior to the claims of our common stockholders, and we may grant a security interest in our assets when we undertake leverage. In the case of a liquidation event, those lenders or note holders would receive proceeds before our common stockholders.

Financing arrangements with lenders or preferred stockholders may limit our ability to make dividend payments to our stockholders.

We depend on the ability of our operations to generate positive cash-flow measured as the positive difference between the yield on our assets and the cost of our funds. Because we use leverage to increase our return on equity, we may be subject to contractual operational limitations, including limitations on our ability to make dividends to our stockholders. If, as a consequence of these various limitations and restrictions, we are unable to generate sufficient funds for distributions from our assets or we are not in compliance with the terms of our debt agreements or any new series of preferred stock, we may not be able to make expected dividend payments.

Risks Related to Our Operations

We depend upon key personnel of our Adviser, ArrowMark Partners and their affiliates

We are an externally managed investment company, and therefore we do not have any internal management capacity or employees. We depend on the diligence, expertise and business relationships of the senior management of our Adviser and its affiliates to achieve our investment objective. We expect that our Adviser will evaluate, negotiate, structure, close and monitor our investments in accordance with the terms of the management agreement.

Our Adviser is an affiliate of ArrowMark Partners and, in turn, depends upon access to the investment professionals and other resources of ArrowMark Partners and its affiliates to fulfill its obligations to us under the management agreement. Our Adviser also depends upon ArrowMark Partners to obtain access to deal flow generated by the professionals of ArrowMark Partners. ArrowMark Partners and its affiliates also provide our Adviser with resources necessary to fulfill these obligations, including by making available to the Adviser experienced investment professionals and access to the senior investment personnel of ArrowMark Partners for purposes of evaluating, negotiating, structuring, closing and monitoring our investments.

We depend upon the senior professionals of ArrowMark Partners and its affiliates to maintain relationships with potential sources of investment opportunities, and we intend to rely to a significant extent upon these relationships to provide us with potential investment opportunities. We cannot assure you that these individuals will continue to directly or indirectly provide investment advice to us. If these individuals, including the members of our investment committee, do not maintain their existing relationships with our affiliates, maintain existing relationships or develop new relationships with other sources of investment opportunities, we may not be able to grow our investment portfolio. In addition, individuals with whom the senior professionals of ArrowMark Partners or its affiliates have relationships are not obligated to provide us with investment opportunities. Therefore, we cannot assure you that such relationships will generate investment opportunities for us.

Our Adviser may rely on assumptions that prove to be incorrect.

We will employ strategies which depend upon the reliability, accuracy and analyses of our Adviser’s analytical models. To the extent such models (or the assumptions underlying them) do not prove to be correct, we may not perform as anticipated, which could result in material losses. All models ultimately depend upon the judgment of the investment professionals and the assumptions embedded in the models. To the extent that, with respect to any investment, the judgment or assumptions are incorrect, we can suffer material losses. The models that our management team uses to assess and control our risk exposures reflect assumptions about the degrees of correlation or lack thereof among prices of various asset classes or other market indicators, and in times of market stress or other unforeseen circumstances previously uncorrelated indicators may become correlated, or conversely previously correlated indicators may move in different directions. These types of market movements may at times limit the effectiveness of any hedging strategies that we may employ and cause us to incur material losses.

Our Adviser and its affiliates may serve as investment adviser to other funds, investment vehicles and investors, which may create conflicts of interest not in the best interest of us or our stockholders.

As of June 30, 2024, our Adviser and its affiliates managed $21.7 billion in assets on behalf of a broad array of institutional clients and professional asset allocators across alternative credit and capacity constrained equity strategies, as well commercial real estate. Our Adviser may advise clients in addition to us in the future. Our Adviser and its affiliates intend to allocate investment opportunities and collective expenses among their respective clients fairly and equitably and in accordance with their allocation policies.

We may generate low or negative rates of return on capital, and we may not be able to execute our business plans as quickly as expected, if at all.

We anticipate that it may take up to six months to utilize fully the net proceeds received from any future offering; however, we may take longer to utilize such proceeds fully. This six-month period and any additional delay may result from a lack of attractive investment opportunities or from competition with other market participants for investments in the banking sector. We may initially invest the proceeds from any future offering in cash, cash equivalents, securities issued or guaranteed by the U.S. government or its instrumentalities or agencies, high-quality, short-term money market instruments, short-term debt securities, certificates of deposit, bankers’ acceptances and other bank obligations, commercial paper or other liquid fixed income securities. Because these temporary investments may generate lower projected returns than our core business strategy, we may experience lower returns during this period, which may result in low distributions in this initial period, or possibly no distributions at all.

Our business model depends to a significant extent upon strong referral relationships, and our inability to maintain or develop these relationships, as well as the failure of these relationships to generate investment opportunities, could adversely affect our business.

We expect that our Adviser and its affiliates will maintain their relationships with intermediaries, financial institutions, investment bankers, commercial bankers, financial advisors, attorneys, accountants, consultants and other individuals within their networks, and we will rely to a significant extent upon these relationships to provide us with potential investment opportunities. If our Adviser fails to maintain its existing relationships or develop new relationships with sources of investment opportunities, we will not be able to grow our investment portfolio. In addition, individuals with whom our Adviser and its affiliates have relationships are not obligated to provide us with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for us.

If we are unable to source investments effectively, we may be unable to achieve our investment objective.

Our ability to achieve our investment objective depends on our Adviser’s ability to identify, evaluate and invest in suitable securities that meet our investment criteria. Accomplishing this result on a cost-effective basis is largely a function of our Adviser’s marketing capabilities, management of the investment process, ability to provide efficient services and access to financing sources on acceptable terms. Failure to manage our future growth effectively could have a material adverse effect on our business, financial condition and results of operations.

Our results may fluctuate from period to period.

We could experience fluctuations in our operating results from one fiscal period to the next due to a number of factors, including the return on our investments expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which we encounter competition in our markets and general economic conditions. Restrictions and provisions in any future credit facilities, debt securities or other leverage instruments may also limit our ability to make distributions. As a result of these factors, results for any period should not be relied upon as being indicative of performance in future periods.

We make distributions to our stockholders on a quarterly basis.

If the amount of any distribution exceeds our net investment income or capital gains, then all or a portion of such distribution could constitute a return of capital to stockholders rather than dividend income for tax purposes. A return of capital distribution has the effect of lowering stockholders’ basis in their shares, which will result in higher tax liability when the shares are sold, even if such shares have not increased in value or have, in fact, lost value. In addition to the tax consequences, such a distribution is a return of a shareholder’s own investment, but distributed net of Company expenses, and will decrease the funds available for investment by the Company.

If our Adviser is unable to manage our investments effectively, we may be unable to achieve our investment objective.

Our ability to achieve our investment objective depends on our ability to manage and grow our business. This depends, in turn, on our Adviser’s ability to identify, invest in and monitor companies that meet our investment criteria. The achievement of our investment objectives on a cost-effective basis will depend upon our Adviser’s execution of our investment process, its ability to provide competent, attentive and efficient services to us and our access to leverage on acceptable terms. Our Adviser has substantial responsibilities under the management agreement. Our future success will depend on the continued service of the senior management team of our Adviser and the personnel of its affiliates who are made available to our Adviser. These persons are engaged in other business activities, which could distract them, divert their time and attention or otherwise cause them not to dedicate a significant portion of their time to our investments, which could slow our rate of investment. Any failure to manage our business and our future growth effectively could have a material adverse effect on our business, financial condition, results of operations and cash flows. In addition, to the extent that our assets continue to grow, our Adviser may have to source additional personnel, and to the extent it is unable to source qualified individuals, our growth may be adversely affected.

We may not replicate the historical results achieved by other entities managed or sponsored by members of our investment committee or by ArrowMark Partners or its affiliates.

Our primary focus in making investments generally differs from that of many of the investment funds, accounts or other investment vehicles that are or have been managed by members of our investment committee or sponsored by ArrowMark Partners or its affiliates. In addition, investors in our common stock do not acquire an interest in any such investment funds, accounts or other investment vehicles that are or have been managed by members of our investment committee or sponsored by ArrowMark Partners or its affiliates. We cannot assure you that we will replicate the historical results achieved by members of the investment committee, and we caution you that our investment returns could be substantially lower than the returns achieved by them in prior periods. Additionally, all or a portion of the prior results may have been achieved in particular market conditions which may never be repeated. Moreover, current or future market volatility and regulatory uncertainty may have an adverse impact on our future performance.

Our investment portfolio is recorded at fair value, with our board of directors having final responsibility for overseeing, reviewing and approving, in good faith, our estimate of fair value and, as a result, there is uncertainty as to the value of our investments.

Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for some of the Company’s investments to trade. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Company. As a result, the Company may be subject to the risk that when an instrument is sold in the market, the amount received by the Company is less than the value of such loans or fixed income instruments carried on the Company’s books.

Stockholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective. As a result, the NAV of the Company, as determined based on the fair value of its investments, may vary from the amount ultimately received by the Company from its investments.

The Company will determine fair value of its assets and liabilities in accordance with valuation procedures adopted by its Board of Directors. The Company may utilize the services of one or more regionally or nationally recognized independent valuation firms to help it determine the value of each investment for which a market price is not available. Our Board of Directors will also review valuations of such investments provided by the Adviser. To the extent we invest in securities for which market quotations are readily available, such market value will be used to value those securities. If a market value cannot be obtained or if the Adviser determines that the value of a security as so obtained does not represent a fair value as of the measurement date (due to a significant development subsequent to the time its price is determined or otherwise), fair value shall be determined pursuant to the methodologies established by the Board of Directors. In making these determinations, the Company may engage an independent valuation firm from time to time to assist in determining the fair value of our investments. The methods for valuing these investments may include fundamental analysis, discounts from market prices of similar securities, purchase price of securities, subsequent private transactions in the security or related securities, or discounts applied to the nature and duration of restrictions on the disposition of the securities, as well as a combination of these and other factors.

We may compete with a number of other prospective investors for desirable investment opportunities.

While we believe that there is presently a general lack of investment competition for investment opportunities in the community banking sector from institutional investors including publicly traded investment companies, hedge funds and private equity funds, such investors do exist. In addition, competition among institutional investors and investment managers for any bank related investments may increase significantly. While the competitive landscape for investors in regulatory capital relief securities has broadened modestly over the last ten years, the core investor base remains relatively concentrated due to the relatively high barriers to entry facing new investors. In addition to established competitors, new competitors may be established at any time. Increasing competitive conditions may adversely impact our ability to meet our business objectives, which in turn could adversely impact our ability to meet debt service obligations or make dividend payments to our stockholders. Some of our competitors may have a lower cost for borrowing funds than us or greater access to funding sources not available to us.

We may, in certain circumstances permitted by law, change our business strategy and operational policies without stockholder consent, which may result in a determination to pursue riskier business activities.

With majority consent of our board of directors, we may change our business strategy for how we invest in bank sector opportunities at any time without the consent of our stockholders (unless stockholder consent is specifically required by the Investment Company Act), which could result in our acquiring subsidiaries or assets that are different from, and possibly riskier than, the strategy described in this prospectus. For example, we could change our strategy to focus to a greater extent on investing in common stock rather than preferred stock, subordinated debt and convertible securities (including contingent convertible securities). However, we will endeavor to notify investors of any such material change in business strategy and operational policies no later than our subsequent semi-annual or annual report, as applicable, filed with the SEC. A change in our business strategy may increase our exposure to interest rate, mark to market risks or other risks. Our board of directors will determine our operational policies and may amend or revise our policies, including our policies with respect to our investments, operations, indebtedness, capitalization and distributions or approve transactions that deviate from these policies, without a vote of, or notice to, our stockholders (unless stockholder consent is specifically required by the Investment Company Act). Operational policy changes could adversely affect the market price of our common stock and our ability to make distributions to our stockholders.

Laws and regulations may prohibit the banks in which we invest from paying interest and/or dividends to us.

Dividend payments by banks are subject to legal and regulatory limitations imposed by applicable state and federal bank regulatory agencies. For instance, banks will be prohibited from paying cash dividends to their stockholders or holding company parents to the extent that any such payment would reduce the bank’s capital below required capital levels. To the extent these regulatory capital requirements are increased, banks may find it more difficult to declare and pay dividends on the preferred stock they have issued and, to the extent that such preferred stock is non-cumulative, may be more reluctant to declare such dividends. Regulatory approval may also be required for a bank to declare a dividend if the total of all dividends declared by it in any calendar year exceeds the total of the bank’s net profits for that year combined with its retained net profits of the preceding two years, less any required transfer to surplus or a fund for the retirement of any preferred stock. The ability of banks to pay dividends will also depend upon other factors, including their debt and equity structure, earnings and financial condition, need for capital, and other factors, including economic conditions, and tax considerations. To the extent we invest in the holding companies of banks, the only funds available for the payment of dividends on the capital stock of the holding company may be the cash and cash equivalents held by the holding company, dividends paid by the bank to the holding company and borrowings. The banks in which we invest may be constrained in their ability to pay dividends by these factors.

Legal and regulatory changes could occur that may adversely affect us.

U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Company, the strategies used by the Company or the level of regulation or taxation that applies to the Company. For example, the Tax Cuts and Jobs Act of 2017, among other things, significantly changed the taxation of business entities (including by significantly lowering corporate tax rates), the deductibility of interest expense, and the timing in which certain income items are recognized (potentially including, in certain cases, income from debt and other financial instruments). These statutes and regulations may impact the investment strategies, performance, costs and operations of the Company or the taxation of its shareholders.

Changes in government legislation, regulation and/or intervention may change the way the Adviser or the Company is regulated, affect the expenses incurred directly by the Company and the value of its investments and limit and/or preclude the Company’s ability to implement, or increase the Company’s costs associated with implementing, its investments strategies. Changes to tax laws and regulations may also result in certain tax consequences for the Company and/or investors. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. In addition to exposing the Company to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Company’s investment practices. The Adviser cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the Company’s ability to achieve its respective investment objective.

We may be required to register as a commodity pool operator.

We have claimed an exclusion from the definition of the term “commodity pool operator” pursuant to Regulation 4.5 under the CEA with respect to the Company. While we currently expect that our activities will remain within the scope of the exclusion, if we change our hedging and risk management strategies, we may be required to register under the CEA as a commodity pool operator, and the Adviser may be required to register under the CEA as a commodity trading adviser, each of which would increase our regulatory and compliance costs and expenses.

Market fluctuations caused by force majeure, terrorism or certain other events may adversely affect our performance.

In addition to historic market risks, our performance may be adversely affected by market fluctuations resulting from certain risks which are unprecedented in nature or magnitude and therefore not amenable to existing risk management techniques which are based on modeling past events and assigning probabilities to the recurrence of those events. Such events include, without limitation, catastrophic acts of terror, imposition or declaration of martial law, mass disruption of telecommunications facilities, pandemics resulting from bio-terror attacks or outbreaks of fatal disease, cyber-terror and terrorist attacks on financial markets, exchanges and payments systems and acts of providence.

Changes in interest rates may affect our net investment income, reinvestment risk and the probability of defaults of our investments.

Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Risks Related to Our Adviser and/or its Affiliates

Our performance is dependent on our Adviser, and we may not find a suitable replacement if the management agreement is terminated.

Some of our executive officers are also executive officers of our Adviser or its affiliates. We have no separate facilities, employees or management and rely on our Adviser, which has significant discretion as to the implementation of our operating policies and strategies. We will depend on our Adviser and its affiliates for certain services including administrative and business advice. We are subject to the risk that our Adviser will terminate the management agreement and that no suitable replacement will be found. Investors who are not willing to rely on our Adviser or ArrowMark Partners should not invest in our common stock. The employees, systems and facilities of our Adviser and ArrowMark Partners may be utilized by other funds and companies advised by them or their affiliates. Our Advisor may not have sufficient access to such employees, systems and facilities in order to comply with its obligations under the management agreement. We believe that our success depends to a significant extent upon the experience of the executive officers, portfolio managers and employees of ArrowMark or its affiliates, whose employment is not guaranteed.

The departure or death of any of the members of senior management of our Adviser or ArrowMark Partners may adversely affect our ability to achieve our business objective; our management agreement does not require the availability to us of any particular individuals.

We depend on the diligence, skill and network of business contacts of the employees of our Adviser and ArrowMark Partners and its affiliates, whose investment professionals will evaluate, negotiate, structure, close and monitor our assets. Our future success depends on the continued service of the management team of the Adviser and ArrowMark Partners and its affiliates, and that continued service is not guaranteed. The management agreement does not obligate that any particular individual’s services be made available to us. The departure, death or disability of any of the members of the management of the Adviser or ArrowMark Partners could have a material adverse effect on our ability to achieve our business objective.

If our Adviser ceases to be our manager under our management agreement, financial institutions that provided our credit facilities may not provide future financing to us.

The financial institutions that will finance our investments pursuant to credit facilities or reverse repurchase agreements arranged by our Adviser may require that our Adviser serve as our manager as a condition to making continued advances to us under these credit facilities. Additionally, if our Adviser ceases to be our adviser, each of these financial institutions under these credit facilities may terminate their facility and their obligation to advance funds to us in order to finance our future investments. If our Adviser ceases to be our manager for any reason and we are not able to obtain financing under these credit facilities, our growth maybe limited and our earnings and book value may be adversely affected.

Our Adviser’s liability is limited under our management agreement, and we have agreed to indemnify our Adviser against certain liabilities.

Pursuant to our management agreement with our Adviser, its affiliates and their officers, directors, managing members, members and employees will not be liable to us, our directors, or our stockholders for acts performed in accordance with and pursuant to our management agreement, except by reason of acts constituting willful misconduct, bad faith or gross negligence, or as otherwise required by applicable law.

Pursuant to our management agreement, we will indemnify our Adviser, its affiliates and their officers, directors, managing members, members, employees and certain other parties against all losses, expenses and costs or damages arising out of or in connection with actions of such indemnified party or failure to act on the part of such indemnified party all in connection with our investment activities or in respect of our management agreement or the services provided by our manager or ArrowMark Partners to us, in the absence of willful misfeasance, gross negligence or bad faith. See “Management— Management Agreement.”

There may be potential conflicts of interest between our management or Adviser, on one hand, and the interest of our common stockholders, on the other.

Our Adviser is subject to certain conflicts of interest in our management. These conflicts will arise primarily from the involvement of our Adviser and its affiliates in other activities that may conflict with our activities. Our Adviser and its affiliates engage in a broad spectrum of activities. In the ordinary course of their business activities, they may engage in activities where their interests or the interests of their clients may conflict with our interests and the interests of the holders of our common stock. Other present and future activities of our Adviser and its affiliates may give rise to additional conflicts of interest which may have a negative impact on us.

Our Adviser’s compliance department and legal department will oversee its conflict-resolution system. The program places particular emphasis on the principle of fair and equitable allocation of appropriate opportunities and of common fees and expenses to our Adviser’s clients over time. As a result of our Adviser’s allocation policies, we may not be able to invest in all opportunities that are appropriate for us and this may have the effect of reducing our potential earnings. Although our Adviser has agreed with us that it will allocate opportunities, fees and expenses among its clients pursuant to its written policies and procedures, there is no assurance that these policies and procedures will work as intended or that we will be allocated our fair share of investment opportunities over time or appropriately allocated the fees and expenses of the Adviser.

We are limited in our ability to conduct transactions with affiliates.

The Investment Company Act imposes restrictions on transactions we can conduct with our affiliates. These restrictions prohibit us from buying or selling any security directly from or to any portfolio company of a registered investment company or private equity fund managed by ArrowMark, ArrowMark Partners or any of their respective affiliates. These restrictions also prohibit certain “joint” transactions with certain of our affiliates, which could include investments in the same portfolio company (whether at the same or different times). These limitations may limit the scope of investment opportunities that would otherwise be available to us.

Our Adviser’s investment committee is not independent from its management.

Our Adviser’s investment committee is comprised exclusively of our affiliated persons, and they are the same individuals who manage our assets. The individuals comprising our Adviser’s investment committee may have inherent conflicts of interest with the holders of common stock, since they also advise other investment companies affiliated with us. We cannot guarantee that the investment opportunities provided to us will have better results than investment opportunities provided to our affiliates.

We may compete with our Adviser’s current and future investment vehicles for access to capital and assets.

Our Adviser and its affiliates may sponsor or manage additional investment funds in the future. Although these funds may have different business objectives and operate differently than we do, we may nonetheless compete with these funds for capital or assets or for access to the benefits that we expect our Adviser to provide to us.

There may be other conflicts of interest in our relationship with our Adviser and/or its affiliates that could negatively affect our earnings.

Our Adviser and/or its affiliates manage, sponsor and invest in other secured borrowings via special purpose vehicles, investment funds, hedge funds and separate accounts and may in the future sponsor additional investment funds and other investments in community banks, commercial loans, municipal debt and other targeted assets in the community banking sector, and some of the members of our board of directors and officers or members of our Adviser’s investment committee may serve as officers and/or directors of these other entities. This may give rise to conflicts of interest, including that certain assets appropriate for us may also be appropriate for one or more of these entities, and our Adviser may decide to allocate a particular opportunity other than to us. Our Adviser will often make asset purchase and sale decisions for us and any subsidiaries at the same time as asset purchase and sale decisions are being made for other affiliated entities for which our Adviser or one of our Adviser’s affiliates is the investment adviser, in which case our Adviser will face conflicts in the allocation of business opportunities. Our Adviser and/or its affiliates may also engage in additional management and investment opportunities in the future which may compete with us for business opportunities.

The restrictive covenants that would govern our potential secured borrowings may have greater limitations on the disposition and reinvestment of assets than do other accounts managed by our Adviser. This may result in dispositions and reinvestments not being able to be made on as advantageous a basis as our Adviser may be able to achieve for such other accounts and such other dispositions and reinvestments may adversely affect the price at which such assets can be sold or purchased on our behalf.

Our Adviser’s management of our business is subject to the oversight of our board of directors, but our board of directors will not approve each business decision made by our Adviser.

Our Adviser is authorized to follow a very broad business approach, including the selection of the amount and form of leverage we will employ. Our policies do not impose any limitations on the types of investments within the banking sector and, as a result, we cannot predict with any certainty the percentage of our assets that will be in each category. We may change our business strategy and policies for how we invest in banking-related securities without a vote of stockholders. Our board of directors will periodically review our business approach and our assets. However, our board of directors will not review each proposed purchase. In addition, in conducting periodic reviews, our board of directors will rely primarily on information provided to it by our Adviser.

Our Adviser may be incentivized to incur additional leverage, up to the extent permitted by regulations.

Our Adviser’s management fee is based on our gross assets at the end of each quarter, not net of any leverage that we incur. Our Adviser therefore may be incentivized to increase our leverage within regulatory limits in order to increase our asset value.

Additional leverage may pose risks that could adversely affect our results of operations and our ability to declare and pay dividends. See “Leverage” and “Risk Factors—Risks Related to our Operations.”

Our Adviser can resign on not less than 60 days’ notice, and we may not be able to find a suitable replacement within that time, resulting in a disruption in our operations that could adversely affect our financial condition, business and results of operations.

Our Adviser has the right, under the management agreement, to resign at any time upon not less than 60 days’ written notice, whether we have found a replacement or not. If our Adviser resigns, we may not be able to find a new investment adviser or hire internal management with similar expertise and ability to provide the same or equivalent services on acceptable terms within 60 days, or at all. If we are unable to do so quickly, our operations are likely to experience a disruption, our financial condition, business and results of operations as well as our ability to pay distributions are likely to be adversely affected and the market price of our shares may decline. In addition, the coordination of our internal management and investment activities is likely to suffer if we are unable to identify and reach an agreement with a single institution or group of executives having the expertise possessed by our Adviser and its affiliates. Even if we are able to retain comparable management, whether internal or external, the integration of such management and their lack of familiarity with our investment objective may result in additional costs and time delays that may adversely affect our business, financial condition, results of operations and cash flows.

Risks Related to Offerings

The price for our common stock may be volatile.

The trading price of our common stock following any future offering may fluctuate substantially. The price of our common stock that will prevail in the market after any future offering may be higher or lower than the price you pay and the liquidity of our common stock may be limited, in each case depending on many factors, some of which are beyond our control and may not be directly related to our operating performance. These factors include the following:

●	changes in the value of our portfolio of investments;
●	price and volume fluctuations in the overall stock market from time to time;
●	significant volatility in the market price and trading volume of securities of similar investment companies; our dependence on the banking sector and changes in conditions relating to that sector; our inability to deploy or invest our capital;
●	fluctuations in interest rates;
●	any shortfall in revenue or net income or any increase in losses from levels expected by investors or securities analysts;
●	operating performance of companies comparable to us;
●	changes in regulatory policies with respect to investment companies;
●	our ability to borrow money or obtain additional capital;
●	losing RIC status under the Code;
●	actual or anticipated changes in our earnings or fluctuations in our operating results or changes in the expectations of securities analysts;
●	general economic conditions and trends;
●	departures of key personnel; and
●	exchange-related technological disruptions.

Shares of closed-end investment companies often trade at a discount to their net asset value.

We cannot predict the prices at which our common stock will trade. Although our common stock is listed on the NASDAQ Global Select Market, an active trading market for our shares may not be sustained. In the absence of an active trading market for our common stock, investors may not be able to sell their common stock at or above the offering price or our NAV. Further, our issuance of common stock may have an adverse effect on prices for our common stock in the secondary market by increasing the number of common shares available, which may put downward pressure on the market price for our common stock

Shares of closed-end investment companies have in the past frequently traded at discounts to their NAV and our common stock may also be discounted in the market. This characteristic is a risk separate and distinct from the risk that our NAV could decrease as a result of our investment activities and may be greater for investors expecting to sell their shares in a relatively short period following completion of any future offering. We cannot assure you whether our common stock will trade above, at or below our NAV. Whether investors will realize gains or losses upon the sale of our common stock will depend entirely upon whether the market price of our common stock at the time of sale is above or below the investor’s purchase price for our common stock. Because the market price of our common stock is affected by factors such as NAV, distribution levels (which are dependent, in part, on expenses), supply of and demand for our common stock, stability of distributions, trading volume of our common stock, general market and economic conditions, and other factors beyond our control, we cannot predict whether our common stock will trade at, below or above NAV or at, below or above the offering price. In addition, if shares of our common stock trade below their NAV, we will generally not be able to issue additional shares of common stock at their market price without first obtaining the approval of our stockholders and our independent directors to such issuance.

Future offerings of debt securities or preferred stock, which would rank senior to our common stock upon our liquidation, and future offerings of equity securities, which would dilute our existing stockholders and may be senior to our common stock for the purposes of dividend and liquidating distributions, may adversely affect the market value of our common stock.

If you purchase our common stock in any future offering, the price that you pay will be greater than the NAV per share of common stock immediately following any future offering. This discrepancy is in large part due to the expenses we will incur in connection with the consummation of any future offering. In the future, we may attempt to increase our capital resources by making offerings of debt or additional offerings of equity securities, including offerings of preferred stock, the terms of which may be determined in the discretion of our board of directors. Upon liquidation, holders of our debt securities and holders of our preferred stock and lenders with respect to other borrowings will receive a distribution of our available assets prior to the holders of our common stock. Additional equity offerings may dilute the holdings of our existing stockholders or reduce the market price of our common stock, or both. Our preferred stock, if issued, could have a preference on liquidating distributions or a preference on dividend payments that could limit our ability to make a dividend distribution to the holders of our common stock. Because our decision to issue securities in any future offering will depend on market conditions and other factors beyond our control, we cannot predict or estimate the amount, timing or nature of our future offerings. Thus, holders of our common stock bear the risk of our future offerings reducing the market value of our common stock and diluting their holdings of shares in us.

Risks Related to Taxation

We may not be able to meet the requirements to maintain RIC status.

In order to qualify as a RIC, we must be registered as a management company under the Investment Company Act at all times during each taxable year and meet an income test, a diversification/asset test and certain distribution requirements. Failure to meet the income test and the diversification/asset test requirements could result in the discontinuance of our treatment as a RIC, which would increase our tax expense and could adversely affect our NAV, results of operations and ability to distribute dividends.

We will be subject to corporate-level federal income tax on all of our income if we are unable to maintain RIC status under Subchapter M of the Code.

If we fail to qualify for or maintain RIC status for any reason, and we do not qualify for certain relief provisions under the Code, we would be subject to corporate-level federal income tax (and any applicable state and local taxes) and our stockholders would be subject to the federal income tax rules that apply to stockholders in a regular, or “C,” corporation. The conversion from a RIC to a regular, or “C,” corporation could have a materially adverse tax impact on us and our stockholders in the taxable year in which RIC status is lost and in future taxable years. Further, if we seek to re-establish RIC status after operating as a regular, or “C,” corporation, because we will have operated as a regular corporation, we would have to distribute to our stockholders our pre-election earnings and may also be taxed on the gain in appreciated assets that we hold when we re-elect to be a RIC.

Whether an investment in a RIC is appropriate for a Non-U.S. Stockholder will depend upon the Non-U.S. Stockholder’s particular circumstances.

Code section 871(k) provides certain “look-through” treatment to Non-U.S. Stockholders (as defined in “Material U.S. Federal Income Tax Considerations”), permitting interest-related dividends and short-term capital gains not to be subject to U.S. withholding tax. It should also be noted that withholding would still apply (generally at a 30% rate or lower applicable treaty rate) to the extent that distributions are from the Company’s dividend income, interest income from non-U.S. sources or foreign currency gains. We strongly urge you to review carefully the discussion under “Material U.S. Federal Income Tax Considerations” and to seek advice based on your particular circumstances from an independent tax advisor.

Effects of Leverage [Text Block]

Effects of Leverage

The following table is designed to illustrate the effect of leverage on the return to a holder of our common stock in the amount of approximately 31.1% of our total assets, assuming a cost of leverage of 7.94% and hypothetical annual returns of our portfolio of minus 10% to plus 10%. As the table shows, leverage generally increases the return to holders of common stock when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table. See “Risk Factors—Risks Related to Our Use of Leverage.”

	Assumed Portfolio Return (Net of Expenses)
	(10%)	(5%)	0%	5%	10%
Corresponding Common Stock Return	-17.7%	-10.5%	-3.4%	3.7%	10.9%

Effects of Leverage [Table Text Block]
	Assumed Portfolio Return (Net of Expenses)
	(10%)	(5%)	0%	5%	10%
Corresponding Common Stock Return	-17.7%	-10.5%	-3.4%	3.7%	10.9%

Return at Minus Ten [Percent]						(17.70%)
Return at Minus Five [Percent]						(10.50%)
Return at Zero [Percent]						(3.40%)
Return at Plus Five [Percent]						3.70%
Return at Plus Ten [Percent]						10.90%
Lowest Price or Bid	[15]								$ 19.57	$ 18.4	$ 17.91	$ 17.81
Highest Price or Bid	[15]								21.58	21.67	19.2	19.5
Lowest Price or Bid, NAV	[16]								21.73	21.58	21.76	21.32
Highest Price or Bid, NAV	[16]								$ 21.8	$ 21.73	$ 21.58	$ 21.24
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[16]								(1.00%)	(0.30%)	(11.00%)	(8.20%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[16]								(9.90%)	(14.70%)	(17.70%)	(16.50%)
Share Price				$ 21.92				$ 20.8	$ 20.8
NAV Per Share				$ 22.6				$ 21.8	$ 21.8
Latest Premium (Discount) to NAV [Percent]				(3.01%)					(4.59%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SECURITIES

The following descriptions of our securities, certain provisions of Delaware law and certain provisions of our certificate of incorporation and our bylaws are summaries and are qualified by reference to Delaware law and our certificate of incorporation and bylaws, copies of which are available from us upon request.

General

Our certificate of incorporation provides that our board of directors (without any further vote or action by our stockholders) may cause us to issue up to 40,000,000 shares of common stock, par value $0.001 per share, and up to 10,000,000 shares of undesignated preferred stock, par value $0.001 per share. As of December 31, 2024, there are 7,120,782 shares of common stock outstanding and no shares of preferred stock outstanding. All references to “stock” or “shares” herein refer to common stock, unless otherwise indicated. Each share of common stock has equal voting, dividend, distribution and liquidation rights. The shares outstanding are, and, when issued, the shares offered by this prospectus will be, fully paid and non-assessable. Shares are not redeemable and have no preemptive, conversion or cumulative voting rights. The number of shares of common stock outstanding as of December 31, 2023 was 7,112,453.

The following information regarding our authorized shares is as of December 31, 2024.

			Amount Outstanding
		Amount Held by	(Exclusive of Amount
		the Company for	Held by the Company
Title of Class	Amount Authorized	its Account	for its Account)
Common Stock, par value $0.001	40,000,000	0	7,120,782
Preferred Stock, par value $0.001	10,000,000	0	0

Common Stock

Voting Rights

The holders of common stock are entitled to one vote per share held of record on all matters submitted to a vote of our stockholders. Generally, except with respect to extraordinary corporate transactions, certain amendments to our certificate of incorporation, any amendment to our bylaws, liquidation and the election and removal of directors, all matters to be voted on by our stockholders must be approved by a majority (or, in the case of election of directors, by a plurality) of the votes cast by all common stock present in person or represented by proxy. Removal of directors for cause must be approved by at least a majority of the votes entitled to be cast by our stockholders generally in the election of directors. See “—Certificate of Incorporation and Bylaws— Amendment of Our Certificate of Incorporation and Bylaws” for a discussion of approval rights with regard to such amendments.

Dividend Rights

Holders of common stock share ratably (based on the number of shares of common stock held) in any dividend declared by our board of directors out of funds legally available therefor, subject to any statutory or contractual restrictions on the payment of dividends and to any restrictions on the payment of dividends imposed by the terms of any preferred stock we may issue in the future.

Preemptive Rights

No holder of common stock is entitled to preemptive, redemption or conversion rights, sinking fund or cumulative voting rights.

Liquidation Rights

Upon our dissolution, liquidation or winding up, after payment in full of all amounts required to be paid to creditors and to the holders of preferred stock having liquidation preferences, if any, the holders of our common stock are entitled to receive an equal amount per share of all our remaining assets available for distribution.

Listing

Our common stock is traded on the NASDAQ Global Select Market under the ticker symbol “BANX.”

Preferred Stock

Under our certificate of incorporation, our board of directors (without any further vote or action by our stockholders) is authorized to provide for the issuance from time to time of up to 10,000,000 shares of preferred stock consisting of one or more classes or series of preferred stock. Unless required by law or by any stock exchange, if applicable, any such authorized preferred stock will be available for issuance without further action by our common stockholders. Our board of directors is authorized to fix the number of shares, the relative powers, preferences and rights, and the qualifications, limitations or restrictions applicable to each class or series thereof by resolution authorizing the issuance of such class or series. As of the date of this prospectus, no preferred stock is outstanding and we have no current plans to issue any preferred stock.

We may issue a series of preferred stock that could, depending on the terms of the series, impede or discourage an acquisition attempt or other transaction that some, or a majority, of holders of common stock might believe to be in their best interests or in which holders of common stock might receive a premium for their common stock.

The Investment Company Act requires that the total aggregate liquidation value and outstanding principal amount of all our preferred stock and debt securities not exceed 50% of the amount of our total assets (including the proceeds of preferred stock and debt securities) less liabilities and indebtedness not represented by our preferred stock and debt securities.

Subscription Rights

The following is a general description of the terms of the subscription rights we may issue from time to time. Particular terms of any subscription rights we offer will be described in the prospectus supplement relating to such subscription rights. We will not offer transferable subscription rights to our stockholders at a price equivalent to less than the then current net asset value per share of common stock, taking into account underwriting commissions and discounts, unless we first file a post-effective amendment that is declared effective by the SEC with respect to such issuance and the common stock to be purchased in connection with the rights represents no more than one-third of our outstanding common stock at the time such rights are issued.

We may issue subscription rights to our stockholders to purchase common stock. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with any subscription rights offering to our stockholders, we may enter into a standby underwriting, backstop or other arrangement with one or more persons pursuant to which such persons would purchase any offered securities remaining unsubscribed for after such subscription rights offering. In connection with a subscription rights offering to our stockholders, we would distribute certificates evidencing the subscription rights and a prospectus supplement to our stockholders on the record date that we set for receiving subscription rights in such subscription rights offering. Our common stockholders will indirectly bear all of the expenses incurred by us in connection with any subscription rights offerings, regardless of whether any common stockholder exercises any subscription rights.

A prospectus supplement will describe the particular terms of any subscription rights we may issue, including the following:

●	the period of time the offering would remain open (which shall be open a minimum number of days such that all record holders would be eligible to participate in the offering and shall not be open longer than 120 days);
●	the title and aggregate number of such subscription rights;
●	the exercise price for such subscription rights (or method of calculation thereof);
●	the currency or currencies, including composite currencies, in which the price of such subscription rights may be payable;
●	if applicable, the designation and terms of the securities with which the subscription rights are issued and the number of subscription rights issued with each such security or each principal amount of such security;
●	the ratio of the offering (which, in the case of transferable rights, will require a minimum of three shares to be held of record before a person is entitled to purchase an additional share);
●	the number of such subscription rights issued to each stockholder;
●	the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;
●	the date on which the right to exercise such subscription rights shall commence, and the date on which such right shall expire (subject to any extension);
●	if applicable, the minimum or maximum number of subscription rights that may be exercised at one time;
●	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;
●	any termination right we may have in connection with such subscription rights offering;
●	the terms of any rights to redeem, or call such subscription rights;
●	information with respect to book-entry procedures, if any;
●	the terms of the securities issuable upon exercise of the subscription rights;
●	the material terms of any standby underwriting, backstop or other purchase arrangement that we may enter into in connection with the subscription rights offering;
●	if applicable, a discussion of certain material U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights; and
●	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

Each subscription right will entitle the holder of the subscription right to purchase for cash or other consideration such amount of shares of common stock at such subscription price as shall in each case be set forth in, or be determinable as set forth in, the prospectus supplement relating to the subscription rights offered thereby. Subscription rights may be exercised as set forth in the prospectus supplement beginning on the date specified therein and continuing until the close of business on the expiration date for such subscription rights set forth in the prospectus supplement. After the close of business on the expiration date, all unexercised subscription rights will become void.

Upon receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the prospectus supplement we will forward, as soon as practicable, the shares of common stock purchasable upon such exercise. If less than all of the rights represented by such subscription rights certificate are exercised, a new subscription certificate will be issued for the remaining rights. Prior to exercising their subscription rights, holders of subscription rights will not have any of the rights of holders of the securities purchasable upon such exercise. To the extent permissible under applicable law, we may determine to offer any unsubscribed offered securities directly to persons other than stockholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable prospectus supplement.

Debt Securities

We may issue debt securities in one or more series. The specific terms of each series of debt securities will be described in the particular prospectus supplement relating to that series. The prospectus supplement may or may not modify the general terms found in this prospectus and will be filed with the SEC. For a complete description of the terms of a particular series of debt securities, you should read both this prospectus and the prospectus supplement relating to that particular series. As required by federal law for all bonds and notes of companies that are publicly offered, the debt securities are governed by a document called an “indenture.” An indenture is a contract between us and a financial institution acting as trustee on your behalf and is subject to and governed by the Trust Indenture Act of 1939, as amended. The trustee has two main roles. First, the trustee can enforce your rights against us if we default. There are some limitations on the extent to which the trustee acts on your behalf, described in the second paragraph under “—Events of Default—Remedies if an Event of Default Occurs.” Second, the trustee performs certain administrative duties for us with respect to our debt securities.

Under the Investment Company Act, we may only issue one class of senior securities representing indebtedness, which in the aggregate, may represent no more than 33 1/3% of our managed assets. A prospectus supplement and indenture (a summary of the expected terms of which is attached as Appendix A to the statement of additional information) relating to any debt securities will include specific terms relating to the offering. These terms are expected to include the following:

●	the form and title of the security;
●	the aggregate principal amount of the securities;
●	the interest rate of the securities;
●	the maturity dates on which the principal of the securities will be payable;
●	any changes to or additional events of default or covenants;
●	any optional or mandatory redemption provisions;
●	identities of, and any changes in trustees, paying agents or security registrar; and
●	any other terms of the securities.

The debt securities may be secured or unsecured obligations. Unless the prospectus supplement states otherwise, principal (and premium, if any) and interest, if any, will be paid by us in immediately available funds.

Interest

Unless otherwise stated in a prospectus supplement, debt securities will bear interest as generally determined by the Board of Directors, as more fully described in the related prospectus supplement. Interest on debt securities shall be payable when due as described in the related prospectus supplement. If we do not pay interest when due, it will trigger an event of default and we will be restricted from declaring dividends and making other distributions with respect to our common shares and preferred shares.

Limitations

Under the requirements of the Investment Company Act, immediately after issuing any senior securities representing indebtedness, we must have an asset coverage of at least 300%. Asset coverage means the ratio which the value of our total assets, less all liabilities and indebtedness not represented by senior securities, bears to the aggregate amount of senior securities representing indebtedness. Other types of borrowings also may result in our being subject to similar covenants in credit agreements.

Event of Default and Acceleration of Maturity of Debt Securities; Remedies

Unless stated otherwise in the related prospectus supplement, any one of the following events are expected to constitute an “event of default” for that series under the indenture:

●	default in the payment of any interest upon a series of debt securities when it becomes due and payable and the continuance of such default for 30 days;
●	default in the payment of the principal of, or premium on, a series of debt securities at its stated maturity;
●	default in the performance, or breach, of any covenant or warranty of ours in the indenture, and continuance of such default or breach for a period of 90 days after written notice has been given to us by the trustee;
●	certain voluntary or involuntary proceedings involving us and relating to bankruptcy, insolvency or other similar laws;
●	if, on the last business day of each of twenty-four consecutive calendar months, the debt securities have an Investment Company Act asset coverage of less than 100%; or
●	any other “event of default” provided with respect to a series, including a default in the payment of any redemption price payable on the redemption date.

Upon the occurrence and continuance of an event of default, the holders of a majority in principal amount of a series of outstanding debt securities or the trustee may declare the principal amount of that series of debt securities immediately due and payable upon written notice to us. A default that relates only to one series of debt securities does not affect any other series and the holders of such other series of debt securities are not entitled to receive notice of such a default under the indenture. Upon an event of default relating to bankruptcy, insolvency or other similar laws, acceleration of maturity occurs automatically with respect to all series. At any time after a declaration of acceleration with respect to a series of debt securities has been made, and before a judgment or decree for payment of the money due has been obtained, the holders of a majority in principal amount of the outstanding debt securities of that series, by written notice to us and the trustee, may rescind and annul the declaration of acceleration and its consequences if all events of default with respect to that series of debt securities, other than the non-payment of the principal of that series of debt securities which has become due solely by such declaration of acceleration, have been cured or waived and other conditions have been met.

Liquidation Rights

In the event of (a) any insolvency or bankruptcy case or proceeding, or any receivership, liquidation, reorganization or other similar case or proceeding in connection therewith, relative to us or to our creditors, as such, or to our assets, or (b) any liquidation, dissolution or other winding up of the Company, whether voluntary or involuntary and whether or not involving insolvency or bankruptcy, or (c) any assignment for the benefit of creditors or any other marshalling of assets and liabilities of ours, then (after any payments with respect to any secured creditor of ours outstanding at such time) and in any such event the holders of debt securities shall be entitled to receive payment in full of all amounts due or to become due on or in respect of all debt securities (including any interest accruing thereon after the commencement of any such case or proceeding), or provision shall be made for such payment in cash or cash equivalents or otherwise in a manner satisfactory to the holders of the debt securities, before the holders of any common or preferred stock of the Company are entitled to receive any payment on account of any redemption proceeds, liquidation preference or dividends from such shares. The holders of debt securities shall be entitled to receive, for application to the payment thereof, any payment or distribution of any kind or character, whether in cash, property or securities, including any such payment or distribution which may be payable or deliverable by reason of the payment of any other indebtedness of ours being subordinated to the payment of the debt securities, which may be payable or deliverable in respect of the debt securities in any such case, proceeding, dissolution, liquidation or other winding up event.

Unsecured creditors of ours may include, without limitation, service providers including our custodian, administrator, broker-dealers and the trustee, pursuant to the terms of various contracts with us. Secured creditors of ours may include without limitation parties entering into any interest rate swap, floor or cap transactions, or other similar transactions with us that create liens, pledges, charges, security interests, security agreements or other encumbrances on our assets.

A consolidation, reorganization or merger of the Company with or into any other company, or a sale, lease or exchange of all or substantially all of our assets in consideration for the issuance of equity securities of another company shall not be deemed to be a liquidation, dissolution or winding up of the Company.

Voting Rights

Debt securities have no voting rights, except to the extent required by law or as otherwise provided in the Indenture relating to the acceleration of maturity upon the occurrence and continuance of an event of default. In connection with any other borrowings (if any), the Investment Company Act does in certain circumstances grant to the lenders certain voting rights in the event of default in the payment of interest on or repayment of principal.

Market

Our debt securities are not likely to be listed on an exchange or automated quotation system. The details on how to buy and sell such securities, along with the other terms of the securities, will be described in a prospectus supplement. We cannot assure you that any market will exist for our debt securities or if a market does exist, whether it will provide holders with liquidity.

Book-Entry, Delivery and Form

Unless otherwise stated in the related prospectus supplement, the debt securities will be issued in book-entry form and will be represented by one or more notes in registered global form. The global notes will be deposited with the trustee as custodian for The Depositary Trust Company (“DTC”) and registered in the name of Cede & Co., as nominee of DTC. DTC will maintain the notes in designated denominations through its book-entry facilities.

Under the expected terms of the indenture, we and the trustee may treat the persons in whose names any notes, including the global notes, are registered as the owners thereof for the purpose of receiving payments and for any and all other purposes whatsoever. Therefore, so long as DTC or its nominee is the registered owner of the global notes, DTC or such nominee will be considered the sole holder of outstanding notes under the indenture. We or the trustee may give effect to any written certification, proxy or other authorization furnished by DTC or its nominee.

A global note may not be transferred except as a whole by DTC, its successors or their respective nominees. Interests of beneficial owners in the global note may be transferred or exchanged for definitive securities in accordance with the rules and procedures of DTC. In addition, a global note may be exchangeable for notes in definitive form if:

●	DTC notifies us that it is unwilling or unable to continue as a depository and we do not appoint a successor within 60 days;
●	we, at our option, notify the trustee in writing that we elect to cause the issuance of notes in definitive form under the indenture; or
●	an event of default has occurred and is continuing.

In each instance, upon surrender by DTC or its nominee of the global note, notes in definitive form will be issued to each person that DTC or its nominee identifies as being the beneficial owner of the related notes.

Under the expected terms of the indenture, the holder of any global note may grant proxies and otherwise authorize any person, including its participants and persons who may hold interests through DTC participants, to take any action which a holder is entitled to take under the indenture.

Transfer Agent and Registrar

The transfer agent and registrar for our common stock is Computershare Trust Company, N.A.

Certificate of Incorporation and Bylaws

Organization and Duration

We were formed on February 7, 2013 as StoneCastle Financial Corp. and changed our name to ArrowMark Financial Corp. on February 22, 2022. We will remain in existence until dissolved in accordance with our certificate of incorporation.

Purpose

Under our certificate of incorporation, we are permitted to engage in any business activity that lawfully may be conducted by a corporation organized under Delaware law and, in connection therewith, to exercise all of the rights and powers conferred upon us pursuant to the agreement relating to such business activity.

Duties of Officers and Directors

Our certificate of incorporation provides that, except as may otherwise be provided by the certificate of incorporation or by our bylaws, our property, affairs and business shall be managed under the direction of our board of directors. Pursuant to our bylaws, our board of directors has the power to elect or appoint our officers and such officers have the authority to exercise the powers and perform the duties specified in our bylaws or as may be specified by our board of directors or delegated by our chief executive officer.

Our certificate of incorporation provides that we indemnify our directors and officers for acts or omissions to the fullest extent permitted by law. Under the Delaware General Corporation Law (“DGCL”), a corporation can only indemnify directors and officers for acts or omissions if the director or officer acted in good faith, in a manner he reasonably believed to be in the best interests of the corporation and, in a criminal action, if the officer or director had no reasonable cause to believe his conduct was unlawful.

Size and Election of Board of Directors

Our certificate of incorporation and bylaws provide that the number of directors may be established, increased or decreased by our board of directors but may not be fewer than one. Our certificate of incorporation will provide that our board of directors is divided into three classes. Each class of directors will hold office for a three-year term. The initial members of the three classes have staggered terms of one, two and three years, respectively. At each annual meeting of our stockholders, the successors to the class of directors whose terms expire at such meeting will be elected to hold office for a term expiring at the annual meeting of stockholders held in the third year following the year of their election and until their successors are duly elected and qualified. Except as may be provided by our board of directors in setting the terms of any class or series of preferred stock, any and all vacancies on our board of directors may be filled only by the affirmative vote of a majority of the remaining directors in office, even if the remaining directors do not constitute a quorum, and any director elected to fill a vacancy shall serve for the remainder of the full term of the directorship in which such vacancy occurred and until a successor is elected and qualifies.

Removal of Members of Our Board of Directors

The DGCL provides that directors may be removed, but only for cause, by an affirmative vote of at least a majority of the votes entitled to be cast by our stockholders generally in the election of our directors. Our certificate of incorporation states that directors may be removed at any time, but only for cause, by at least two-thirds of the votes entitled to be cast by our stockholders generally in the election of our directors.

Advance Notice of Director Nominations and New Business

Our certificate of incorporation provides that special meetings of stockholders may only be called by our board of directors, the chairman of our board of directors or our chief executive officer.

Our bylaws provide that with respect to an annual meeting of stockholders, nominations of persons for election to our board of directors and the proposal of business to be considered by stockholders may be made only (i) pursuant to our notice of the meeting, (ii) by or at the direction of our board of directors or the chairman of the board of directors or (iii) by any stockholder who is entitled to vote at the meeting and has complied with the advance notice procedures set forth in our bylaws. Our bylaws provide that with respect to special meetings of our stockholders, only the business specified in our notice of meeting may be brought before the meeting. Nominations of persons for election to our board of directors may be made only (i) pursuant to our notice of the meeting, (ii) by or at the direction of our board of directors or (iii) provided that our board of directors has determined that directors shall be elected at the meeting, by any stockholder who is entitled to vote at the meeting and has complied with the advance notice procedures set forth in our bylaws.

The purpose of requiring stockholders to give advance notice of nominations and other proposals is to afford our board of directors the opportunity to consider the qualifications of the proposed nominees or the advisability of the other proposals and, to the extent considered necessary by our board of directors, to inform stockholders and make recommendations regarding the nominations or other proposals. The advance notice procedures also permit a more orderly procedure for conducting our stockholder meetings.

Limitations on Liability and Indemnification of Our Directors and Officers

Our certificate of incorporation provides that our directors will not be liable to us or our stockholders for monetary damages for breach of fiduciary duty as a director to the fullest extent permitted by the DGCL. Our bylaws provide that our directors, officers, employees and agents, as well as persons serving as a director, officer, partner, trustee, member, manager, employee or agent of another enterprise at our request, will be indemnified, and may have their expenses of defense advanced, in each case to the full extent permitted under the DGCL.

The DGCL empowers a corporation to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that the person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by the person in connection with such action, suit or proceeding if

(i)	such person acted in good faith, (ii) in a manner such person reasonably believed to be in or not opposed to the best interests of the corporation and
(ii)	with respect to any criminal action or proceeding, such person had no reasonable cause to believe the person’s conduct was unlawful.

The DGCL further empowers a corporation to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner the person reasonably believed to be in, or not opposed to, the best interests of the corporation, and except that no indemnification may be made in respect of any claim, issue or matter as to which such person has been adjudged to be liable to the corporation unless and only to the extent that the Delaware Court of Chancery or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Delaware Court of Chancery or such other court deems proper.

To the extent a present or former director or officer is successful in the defense of any action, suit or proceeding noted above, or in defense of any claim, issue or matter therein, such person will be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection with such action, suit or proceeding. We are further authorized to pay expenses incurred by an officer or director in advance of the final disposition of a proceeding upon our receipt of an undertaking by or on behalf of the person to whom the advance will be made, to repay the advances if it is ultimately determined that he or she was not entitled to indemnification.

Amendment of Our Certificate of Incorporation and Bylaws

Amendments to our certificate of incorporation may be proposed only by or with the consent of our board of directors. To adopt a proposed amendment, our board of directors is required to seek written approval of the holders of the number of shares required to approve the amendment or call a meeting of our stockholders to consider and vote upon the proposed amendment. Generally, an amendment must be approved by at least a majority of the votes entitled to be cast by our stockholders generally in the election of directors and, in general, to the extent that such amendment would have a material adverse effect on the holders of any class or series of shares, by the holders of a majority of the holders of such class or series. Amendments pertaining to removal of directors, indemnification of directors or amendment of certain provisions of the certificate of incorporation or any provision of the bylaws, however, require the approval of the holders of two-thirds of our voting stock then outstanding.

Our board of directors has the power to adopt, alter or repeal our bylaws. Our certificate of incorporation provides that our stockholders may adopt, alter or repeal our bylaws upon approval of at least two-thirds of the common stock then outstanding.

Merger, Sale or Other Disposition of Assets

Our board of directors is generally prohibited, without the prior approval of at least a majority of the votes entitled to be cast by our stockholders generally in the election of directors, from causing us to, among other things, sell, exchange or otherwise dispose of all or substantially all of our assets in a single transaction or a series of related transactions, or approving on our behalf the sale, exchange or other disposition of all or substantially all of our assets, provided that our board of directors may mortgage, pledge, hypothecate or grant a security interest in all or substantially all of our assets without the approval of any stockholder.

Termination and Dissolution

Our existence is perpetual unless we are dissolved as provided by the DGCL.

Books and Reports

We are required to keep appropriate books of our business at our principal offices. The books will be maintained for both tax and financial reporting purposes a basis that permits the preparation of financial statements in accordance with US GAAP. For financial reporting purposes and tax purposes, our fiscal year and our tax year are the calendar year, unless otherwise determined by our board of directors in accordance with the Code.

We are required to file periodic reports, proxy statements and other information with the SEC. This information will be available at the SEC’s public reference room in Washington, D.C. and on the SEC’s website at www.sec.gov.

Anti-Takeover Effects of Our Certificate of Incorporation and Bylaws

The following is a summary of certain provisions of our certificate of incorporation and bylaws that may be deemed to have an anti-takeover effect and may delay, deter or prevent a tender offer or takeover attempt that a stockholder might consider to be in its best interest, including those attempts that might result in a premium over the market price for the interests held by stockholders.

Authorized but Unissued Stock

Our certificate of incorporation provides for authorized but unissued shares that our board of directors may use without the approval of any holders of our shares. Future issuances of common and preferred stock may be utilized for a variety of purposes, including future public offerings to raise additional capital, acquisitions and employee benefit plans. Our ability to issue additional shares and other equity securities could render more difficult or discourage an attempt to obtain control over us by means of a proxy contest, tender offer, merger or otherwise.

Delaware Business Combination Statute—Section 203

Some provisions of the DGCL law may delay or prevent a transaction that would cause a change in our control. Section 203 of the DGCL, which restricts certain business combinations with interested stockholders in certain situations, generally applies to a corporation unless otherwise set forth in the corporation’s certificate of incorporation. We have not opted out of Section 203. In general, this statute prohibits a publicly held Delaware corporation from engaging in a business combination with an interested stockholder for a period of three years after the date of the transaction by which that person became an interested stockholder, unless the business combination is approved in a prescribed manner. For purposes of Section 203, a business combination includes a merger, asset sale or other transaction resulting in a financial benefit to the interested stockholder, and an interested stockholder is a person who, together with affiliates and associates, owns, or within three years prior, did own, 15% or more of voting stock.

Classified Board of Directors

Our board of directors is divided into three classes of directors serving staggered three-year terms, with the term of office of only one of the three classes expiring each year. A classified board of directors may render a change in control of us or removal of our incumbent management more difficult. This provision could delay for up to two years the replacement of a majority of our board of directors. We believe, however, that the longer time required to elect a majority of a classified board of directors helps to ensure the continuity and stability of our management and policies.

Number of Directors; Removal; Vacancies

Our certificate of incorporation provides that the number of directors will be set only by our board of directors in accordance with our bylaws. Our bylaws provide that a majority of our entire board of directors may at any time increase or decrease the number of directors. Under the DGCL, unless the certificate of incorporation provides otherwise (which our certificate of incorporation does not), directors on a classified board of directors such as our board of directors may be removed only for cause by a majority vote of our stockholders. Under our certificate of incorporation and bylaws, any vacancy on our board of directors, including a vacancy resulting from an enlargement of our board of directors, may be filled only by vote of a majority of the directors then in office. The limitations on the ability of our stockholders to remove directors and fill vacancies could make it more difficult for a third-party to acquire, or discourage a third-party from seeking to acquire, control of us.

Advance Notice Bylaw

Our bylaws provide that, in order for any matter to be considered properly brought before a meeting or for a stockholder to nominate a candidate for director, a stockholder must comply with requirements regarding advance notice to us, including the timing of such notice and the information that such notice must contain. Our certificate of incorporation provides that stockholders may not act by written consent without a meeting of stockholders. These provisions could delay until the next stockholders’ meeting stockholder actions which are favored by the holders of a majority of our outstanding voting securities. These provisions may also discourage another person or entity from making a tender offer for our common stock, because such person or entity, even if it acquired a majority of our outstanding voting securities, would be able to take action as a stockholder (such as electing new directors or approving a merger) only at a duly called stockholders meeting, and not by written consent. Furthermore, stockholders do not have the ability to call a special meeting.

Amendment of Our Certificate of Incorporation and Bylaws

The DGCL generally provides that the affirmative vote of a majority of the shares entitled to vote on any matter is required to amend a corporation’s certificate of incorporation or bylaws, unless a corporation’s certificate of incorporation or bylaws requires a greater percentage. Under our certificate of incorporation, the affirmative vote of the holders of at least 66 2/3% of the shares of our capital stock entitled to vote will be required to amend or repeal any of the provisions of our bylaws or certain provisions of our certificate of incorporation. In addition, our certificate of incorporation permits our board of directors to amend or repeal our bylaws by a majority vote of the board of directors.

Warrants or Rights, Called Title						Subscription Rights
Outstanding Securities [Table Text Block]
			Amount Outstanding
		Amount Held by	(Exclusive of Amount
		the Company for	Held by the Company
Title of Class	Amount Authorized	its Account	for its Account)
Common Stock, par value $0.001	40,000,000	0	7,120,782
Preferred Stock, par value $0.001	10,000,000	0	0

Outstanding Security, Held [Shares]					7,130,725
Risks Related To Investing In Banking Sector [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Investing in Banking Sector

Our assets will be concentrated in the banking industry, potentially exposing us to greater risks than companies that invest in multiple sectors.

Companies in the group of industries related to banks and diversified financials are often subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently and may have significant adverse consequences for companies in the group of industries related to banks and diversified financials, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the industries as a whole cannot be predicted. A focus on community banks may make the Company more economically vulnerable in the event of a downturn in the banking industry. Community banks may face heightened risks of failure during times of economic downturns than larger banks. Community banks may also be subject to greater lending risks than larger banks.

Certain risks may impact the value of investments in the group of industries related to banks and diversified financials more severely than those of investments outside these industries, including the risks associated with companies that operate with substantial financial leverage. Companies in the group of industries related to banks and diversified financials may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets.

The group of industries related to banks and diversified financials is also a target for cyber attacks and may experience technology malfunctions and disruptions. In recent years, cyber attacks and technology failures have become increasingly frequent and have caused significant losses.

Risks specific to the bank and diversified financial group of industries also may include:

Asset quality and credit risk. When financial institutions loan money, commit to loan money or enter into a letter of credit or other contract with a counterparty, they incur credit risk, or the risk of losses if their borrowers do not repay their loans or their counterparties fail to perform according to the terms of their contract. The companies in which the Company will invest offer a number of products which expose them to credit risk, including loans, leases and lending commitments, derivatives, trading account assets and assets held-for-sale. Financial institutions allow for and create loss reserves against credit risks based on an assessment of credit losses inherent in their credit exposure (including unfunded credit commitments). This process, which is critical to their financial results and condition, requires difficult, subjective and complex judgments, including forecasts of economic conditions and how these economic predictions might impair the ability of their borrowers to repay their loans. As is the case with any such assessments, there is always the chance that the financial institutions in which the Company invests will fail to identify the proper factors or that they will fail to accurately estimate the impacts of factors that they identify. Failure to identify credit risk factors or the impact of credit factors may result in increased non-performing assets, which will result in increased loss reserve provisioning and reduction in earnings. Poor asset quality can also affect earnings through reduced interest income which can impair a bank’s ability to service debt obligations or to generate sufficient income for equity holders. Bank failure may result due to inadequate loss reserves, inadequate capital to sustain credit losses or reduced earnings due to non-performing assets. The Company will not have control over the asset quality of the financial institutions in which the Company will invest, and these institutions may experience substantial increases in the level of their non-performing assets which may have a material adverse impact on the Company’s investments.

Capital risk. A bank’s capital position is extremely important to its overall financial condition and serves as a cushion against losses. U.S. banking regulators have established specific capital requirements for regulated banks. Federal banking regulators proposed amended regulatory capital regulations in response to the Dodd-Frank Act and the international capital and liquidity requirements set forth by the Basel Committee on Banking Supervision (“Basel III”) protocols which would impose even more stringent capital requirements. In the event that a regulated bank falls below certain capital adequacy standards, it may become subject to regulatory intervention including, but not limited to, being placed into a FDIC-administered receivership or conservatorship. The regulatory provisions under which the regulatory authorities act are intended to protect depositors. The deposit insurance fund and the banking system are not intended to protect shareholders or other investors in other securities issued by a bank or its holding company. The effect of inadequate capital can have a potentially adverse consequence on the institution’s financial condition, its ability to operate as a going concern and its ability to operate as a regulated financial institution and may have a material adverse impact on the Company’s investments.

Earnings risk. Earnings are the primary means for financial institutions to generate capital to support asset growth, to provide for loan losses and to support their ability to pay dividends to shareholders. The quantity as well as the quality of earnings can be affected by excessive or inadequately managed credit risk that may result in losses and require additions to loss reserves, or by high levels of market risk that may unduly expose an institution’s earnings to volatility in interest rates. The quality of earnings may also be diminished by undue reliance on extraordinary gains, nonrecurring events, or favorable tax effects. Future earnings may be adversely affected by an inability to forecast or control funding and operating expenses, net interest margin compression improperly executed or ill-advised business strategies, or poorly managed or uncontrolled exposure to other risks. Deficient earnings can result in inadequate capital resources to support asset growth or insufficient cash flow to meet the financial institution’s near-term obligations. Under certain circumstances, this may result in the financial institution being required to suspend operations or the imposition of a cease-and-desist order by regulators which could potentially impair the Company’s investments.

Management risk. The ability of management to identify, measure, monitor and control the risks of an institution’s activities and to ensure a financial institution’s safe, sound and efficient operation in compliance with applicable laws and regulations are critical. Depending on the nature and scope of an institution’s activities, management practices may need to address some or all of the following risks: credit, market, operating, reputation, strategic, compliance, legal, liquidity and other risks. The Company will not have direct or indirect control over the management of the financial institutions in which the Company will invest and, given the Company’s long-term investment strategy, it is likely that the management teams and their policies may change. The inability of management to operate their financial institution in a safe, sound and efficient manner in compliance with applicable laws and regulations, or changes in management of financial institutions in which the Company invests, may have an adverse impact on the Company’s investment.

Litigation risk. Financial institutions face significant legal risks in their businesses, and the volume of claims and amount of damages and penalties claimed in litigation and regulatory proceedings against financial institutions remain high. Substantial legal liability or significant regulatory action against the companies in which the Company invests could have material adverse financial effects or cause significant reputational harm to these companies, which in turn could seriously harm their business prospects. Legal liability or regulatory action against the companies in which the Company invests could have material adverse financial effects on the Company and adversely affect the Company’s earnings and book value.

Market risk. The financial institutions in which the Company will invest are directly and indirectly affected by changes in market conditions. Market risk generally represents the risk that values of assets and liabilities or revenues will be adversely affected by changes in market conditions. Market risk is inherent in the financial instruments associated with the operations and activities including loans, deposits, securities, short-term borrowings, long-term debt, trading account assets and liabilities and derivatives of the financial institutions in which the Company will invest. Market risk includes, but is not limited to, fluctuations in interest rates, equity and futures prices, and changes in the implied volatility of interest rates, equity and futures prices and price deterioration or changes in value due to changes in market perception or actual credit quality of the issuer. Accordingly, depending on the instruments or activities impacted, market risks can have wide ranging, complex adverse effects on the operations and overall financial condition of the financial institutions in which the Company will invest as well as adverse effects on the Company’s results from operations and overall financial condition.

Monetary policy risk. Monetary policies have had, and will continue to have, significant effects on the operations and results of financial institutions. There can be no assurance that a particular financial institution will not experience a material adverse effect on its net interest income in a changing interest rate environment. Factors such as the liquidity of the global financial markets, and the availability and cost of credit may significantly affect the activity levels of customers with respect to the size, number and timing of transactions. Fluctuation in interest rates, which affect the value of assets and the cost of funding liabilities, are not predictable or controllable, may vary and may impact economic activity in various regions.

Competition. The group of industries related to banks and diversified financials, including the banking sector, is extremely competitive, and it is expected that the competitive pressures will increase. Merger activity in the financial services industry has resulted in and is expected to continue to result in, larger institutions with greater financial and other resources that are capable of offering a wider array of financial products and services. The group of industries related to banks and diversified financials has become considerably more concentrated as numerous financial institutions have been acquired by or merged into other institutions. The majority of financial institutions in which the Company will invest will be relatively small with significantly fewer resources and capabilities than larger institutions; this size differential puts them at a competitive disadvantage in terms of product offering and access to capital. Technological advances and the growth of e-commerce have made it possible for non-financial institutions and non-bank financial institutions to offer products and services that have traditionally been offered by banking and other financial institutions. It is expected that the cross-industry competition and inter-industry competition will continue to intensify and may be adverse to the financial institutions in which the Company invests.

Regulatory risk. Financial institutions, including community banks, are subject to various state and federal banking regulations that impact how they conduct business, including but not limited to how they obtain funding, their ability to operate and the value of the Company’s investments. Changes to these regulations could have an adverse effect on their operations and operating results and the Company’s investments. The Company expects to make long-term investments in financial institutions that are subject to various state and federal regulations and oversight. Congress, state legislatures and the various bank regulatory agencies frequently introduce proposals to change the laws and regulations governing the banking industry in response to the Dodd-Frank Act, Consumer Financial Protection Bureau (the “CFPB”) rulemaking or otherwise. The likelihood and timing of any proposals or legislation and the impact they might have on the Company’s investments in financial institutions affected by such changes cannot be determined and any such changes may be adverse to the Company’s investments. Ownership of the stock of certain types of regulated banking institutions may subject the Company to additional regulations. Investments in banking institutions and transactions related to the Company’s investments may require approval from one or more regulatory authorities. If the Company were deemed to be a bank holding company or thrift holding company, bank holding companies or thrift holding companies that invest in the Company would be subject to certain restrictions and regulations.

We may invest in equity and debt securities issued by banks, subjecting us to unique risks.

We expect to invest in securities issued by banks that qualify as Tier 1 or Tier 2 capital for bank regulatory capital purposes. These investments may consist primarily of regulatory capital securities, preferred equity as well as subordinated debt, convertible securities (including contingent convertible securities) and, to a lesser extent, common equity.

Equity, unlike debt securities, does not have a stated maturity and it is uncertain when, if ever, we will receive our invested amounts or expected returns on such investments. During our holding period, the only source of investment income on such common equity securities may be dividend income or valuation gains. New financial products continue to be developed, and we may invest in any products that may be developed to the extent that such investment is consistent with our business plan.

Certain of these securities, particularly debt securities and certain hybrid capital instruments, may be long-dated in nature and may contain provisions that enable the issuing institution to defer payment of interest or dividends without resulting in bankruptcy or default. Furthermore, even though an institution has the financial capacity to make such payments, regulatory approval may be withheld to make such payment, and in the absence of such approval, the issuing institution will not be able to make such interest or dividend payment to us. The longer-term nature of these instruments limits the liquidity of these instruments and may increase the risk of holding these investments.

Investments in holding companies generally subject investors to increased risks because holding companies generally hold all their assets in their subsidiaries and are dependent on distributions from their subsidiaries to service their interest obligations and for ultimate principal repayment. In the event of a default or a bankruptcy, holders of securities issued by holding companies may suffer from increased losses or lower recoveries and may be subordinated to securities issued directly by the holding company’s subsidiaries.

All of our investments are subject to liquidity risk, but we may face higher liquidity risk if we invest in debt obligations and other securities that are unrated and issued by banks that have no corporate rating.

All of our investments are subject to liquidity risk, however, we are likely to invest in debt obligations that are unrated and that are issued by banks that have no corporate rating by a nationally recognized statistical rating organization. In such cases, there may not be an active market for these securities and our investments may be subject to significant liquidity risk in the event we are required to sell such investments. The assets in which we invest may not be publicly rated by any rating agency, and may have greater credit and liquidity risks than investment-grade corporate obligations that are publicly rated.

We expect to manage a portfolio of securities, focused on the banking sector, which would make us more economically vulnerable in the event of a downturn in the banking industry.

Our portfolio normally consists of preferred equity, subordinated debt, regulatory capital relief securities, debt securities, credit-linked notes and common equity investments in U.S. and foreign domiciled banks. These investments are subject to the risk factors affecting the banking industry, and that could cause a general market decline in the value of bank stocks. Individual banks, as well as the banking industry in general, may be adversely affected by negative economic and market conditions throughout the United States or in the local economies in which banks operate, including negative conditions caused by recent disruptions in the financial markets. In addition, changes in trade, monetary and fiscal policies and laws, including interest rate policies of the Board of Governors of the Federal Reserve System, may have an adverse impact on banks’ loan portfolios and allowances for loan losses. As a result, we may experience higher rates of default with respect to our bank investments in the event of a downturn in the banking industry. Also, losses could occur in individual investments held by us because of specific circumstances related to each bank. These factors could have a material adverse effect on our financial condition, results of operations or liquidity.

A large number of banks may fail during times of significant economic stress.

According to data from the FDIC, since 1934, banks and thrifts have failed at an annual rate of 0.34%, with peak cycle one-year failure rates of 3.32% in 1989 (S&L crisis), 2.05% in 2010 (Great Recession) and 0.54% in each of 1937 and 1938 (Great Depression). Bank failure means the closing of a bank by a federal or state banking regulatory agency, generally because the bank is unable to meet its obligations to depositors and others. However, despite the low percentage of banks that have failed compared to the number of banks in the U.S. during the relevant time period, during periodic times of significant economic stress, bank earnings decline and a significant number of banks may fail. For instance, during the savings and loan crisis during the 1980s through 1992, there were a total of 2,870 failures out of 14,364 FDIC-insured banks in existence on December 31, 1980. From January 1, 2008 through December 9, 2020, which includes the most recent financial crisis, there were 549 failures, most of which were community banks, out of approximately 8,534 FDIC-insured banks in existence on December 31, 2007, with the highest one-year failure rate of 3.32% in 1989 for the savings and loan crisis and 2.05% in 2010 for the most recent financial crisis. The number of failed community banks since 2007 was highest in certain regions in which real estate values declined disproportionately more than the national average, including Florida, Georgia, Illinois and California.

According to the FDIC Quarterly Banking Profile dated March 31, 2024, 63 of 4,672 FDIC-insured banks were included on the FDIC’s list of “Problem Institutions.” While historically, only a small fraction of banks on the list of “Problem Institutions” fail and only 8 FDIC-insured banks failed in 2017, as of December 31, 2017 (representing an approximate annualized failure rate of only 0.14%, which is similar to the average annual rate of default for Baa3 Corporate Credit since 1934), some level of additional bank failure is likely. We intend to invest the majority of our portfolio in institutions that are currently paying dividends or interest on their securities, that have the ability to pay dividends or interest on the securities they issue, and/or that are not a party to regulatory enforcement actions that would limit or hinder their payment of dividends or interest or otherwise demonstrate that they are in troubled condition. We believe that such institutions are unlikely to be included in the FDIC’s list of “Problem Institutions” and are less likely to fail than many of their peers. Nevertheless, it is possible that some portion of the community banks in which we invest may fail, particularly if the U.S. economy stagnates or another financial crisis occurs. If we invest in banks that fail, we are likely to lose most or all of our investment in such institutions.

We expect to manage a portfolio of securities, focused on the bank market, with investments in community banks whose business is subject to greater lending risks than larger banks.

Community banks have different lending risks than larger banks. They provide services to their local communities. Their ability to diversify their economic risks is limited by their own local markets and economies. They lend primarily to small to medium-sized businesses, professionals and individuals which may expose them to greater lending risks than those of banks that are lending to larger, better-capitalized businesses with longer operating histories. They manage their credit exposure through careful monitoring of loan applicants and loan concentrations in particular industries, and through loan approval and review procedures. They have established evaluation processes designed to determine the adequacy of their allowances for loan losses. Although these evaluation processes use historical and other objective information, the classification of loans and the establishment of loan losses is an estimate based on experience, judgment and expectations regarding their borrowers, the economies in which they and their borrowers operate, as well as the judgment of their regulators. We cannot assure you that their loan loss reserves will be sufficient to absorb future loan losses or prevent a material adverse effect on their business, financial condition or results of operations.

Risks Related to Banking Regulations and Banking Investments Affecting Our Business [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Banking Regulations and Banking Investments Affecting Our Business

The following summary does not purport to be a comprehensive description of all of the federal and state statutes and regulations which govern U.S. banking institutions that may be relevant to a decision to invest in the Company. The statutes or regulations discussed are only brief summaries of those provisions which are, in their entirety, complex and subject to interpretation. Further, the statutes or regulations governing the U.S. banking system and the interpretation thereof are subject to change. In addition, it does not purport to deal with all of the consequences applicable to investors in regulated financial institutions. Each prospective investor is strongly urged to consult its own legal advisors with respect to the consequences under applicable regulatory regimes governing banking institutions and investors therein of the purchase and ownership of common stock in the Company.

The banking institutions in which we will invest are subject to substantial regulations that could adversely affect their ability to operate and the value of our investments.

We invest substantially all of our assets in banks and their holding companies and therefore our portfolio investments are subject to existing and potential new regulations that may be adverse to them. Banking institutions, including banks and savings and loan associations, holding companies thereof, and their subsidiaries and affiliates (collectively, “banking institutions”) are highly regulated entities that are subject to extensive regulatory and legal restrictions and limitations and to supervision, examination and enforcement by state and federal regulatory authorities. In addition, the banking crisis in the United States that began in 2007 has resulted in increased regulations, and we anticipate that further regulations will be implemented in the future. The laws and regulations affecting banks, and the interpretations thereof, are subject to material changes, and any such changes may adversely impact portfolio investments and could result in the Company facing material losses or having to divest some or all of its investments under adverse market conditions. As a result of the extensive federal and state restrictions and limitations, supervision and enforcement, banking institutions have less operational flexibility and are generally subject to greater regulatory risks than companies in other industries that are less regulated.

Numerous and Extensive Regulations. There are various federal statutes that regulate U.S. banking institutions, including, the Bank Holding Company Act of 1956, the Federal Deposit Insurance Act, the Federal Reserve Act, the National Bank Act, the Home Owners’ Loan Act of 1933 (the “HOLA”), the Securities Act, the Securities Exchange Act of 1934 (the “Exchange Act”), the Investment Advisers Act and the Investment Company Act. These federal statutes have been amended, often materially, over the years and may continue to be amended in the future, and the consequences of such future amendments may be materially adverse to the Company’s investments or the financial services industry in general. In addition to these various federal statutes, federal regulatory agencies, including among others the Federal Reserve Board, the Office of the Comptroller of the Currency (the “OCC”), the FDIC and the CFPB, together in certain cases with state banking regulatory agencies (individually, a “Regulatory Agency” or, collectively, the “Regulatory Agencies”), have adopted regulations and guidelines which are subject to interpretation, and which continue to be amended and revised and such amendments and revisions or a change in interpretation of existing regulations or guidelines may be materially adverse to the Company’s portfolio companies or the financial services industry in general. Much of the regulatory framework that has been developed is intended to protect depositors, the FDIC and the banking system in general and, as such, stockholders in such regulated institutions may be disadvantaged, in some cases materially, by amendments and revisions to such statutes, regulations or guidelines, or interpretations thereof, or by the enforcement of such statutes and regulations by Regulatory Agencies.

Adverse consequences, including without limitation civil penalties, fines, suspension or termination of deposit insurance, may result in the event that any banking institution fails to comply with applicable rules or regulations. These rules and regulations are complex and are subject to interpretation and may be subject to change, which imposes compliance risk on the entities that are subject to these rules and may be adverse to the Company.

In addition, banking institutions are subject to various quantitative judgments by Regulatory Agencies, which may include subjective judgments regarding credit risk, interest rate and liquidity risk, operational risk and other factors, including subjective judgments on the “safety” or “soundness” of an institution.

Capital Adequacy Requirements and Regulatory Capital Relief Securities.

Capital Adequacy Requirements. Banking institutions are required to meet certain capital adequacy guidelines or rules that involve assessments of their assets and liabilities, including contingent and off-balance sheet items and other items which may be based on subjective inputs, as determined by the Regulatory Agencies. The Federal Reserve Board has established minimum capital adequacy requirements that are calculated in relation to assets and various off-balance sheet exposures. The Dodd-Frank Act imposes more stringent capital requirements on bank holding companies and savings and loan holding companies by, among other things, applying consolidated capital requirements to savings and loan holding companies, imposing leverage ratios on bank holding companies and savings and loan holding companies and prohibiting new trust preferred issuances from counting as Tier 1 capital. In addition, in response to the Dodd-Frank Act requirements and the Basel III protocols, the Regulatory Agencies have proposed more stringent capital requirements that, if adopted in their current form, would apply to community banks. These restrictions may significantly limit the future capital strategies of community banks.

Non-compliance with capital adequacy requirements may result in limitations on operations or other orders, which may be materially adverse to the financial institutions in which we invest. If a depository institution fails to meet certain capital adequacy standards or requirements (such institution is referred to as an “undercapitalized institution” if it is not well capitalized or adequately capitalized), the appropriate Regulatory Agency may be required by law to take one or more actions with respect to such undercapitalized institution. These actions may include requiring the institution to issue new shares, merge with another depository institution, restrict the rates of interest such institution pays on deposits, restrict asset growth, terminate certain activities or forcing it to divest of certain or all of its subsidiaries, dismiss certain directors or officers, place the depository institution into an FDIC-administered receivership or conservatorship or take any other action that, in the Regulatory Agency’s judgment, will resolve the problems of the institution at the least possible loss to the FDIC.

Regulatory Capital Relief Securities Risk. The Company’s investments in regulatory capital relief securities are subject to several risks. Where regulators feel the scale, scope of spirit of a bank’s regulatory capital relief strategy has become overly aggressive, they might enforce stricter regulation that makes the strategy more costly or impractical for the bank. Under the terms governing the Company’s investments or potential investments in regulatory capital relief securities, it is expected that adverse regulatory developments may result in the bank being able to terminate the Company’s regulatory capital relief securities investments early, which subjects the Company to reinvestment risk. Another risk relates to the inherent information asymmetry in such regulatory capital relief securities investments, whereby the bank selling the regulatory capital relief securities normally would have better knowledge of those assets than the Company and, as result, may only make higher risk assets available for investment. Finally, there is a risk of deterioration of the loan portfolio due to poor underwriting of the bank or extrinsic factors such as weak economic conditions that could adversely affect the value of the regulatory capital relief securities.

We may become subject to adverse current or future banking regulations.

We will seek to structure our investments to avoid being regulated by various banking authorities. Therefore, we do not currently expect to be regulated by any state or federal banking regulatory bodies and will have significant flexibility with respect to the manner in which we operate. However, if we are deemed to have acquired control of one or more banking institutions, we would become a bank holding company subject to the Bank Holding Company Act and the regulations thereunder or a savings and loan holding company subject to the HOLA and the regulations thereunder. While the rules for bank holding companies and savings and loan holding companies vary, the Federal Reserve Board will generally find that we control a banking institution if we own 25% or more of any class of voting securities or 33% or more of the total equity (voting or non-voting) of a banking institution; or if we own 10% or more of the voting stock of the banking institution and we have representation on the board of directors of the banking institution or other indicia of control (such as control in any manner of the election of a majority of the institution’s directors, or a determination by the regulator that we have the power to direct, or directly or indirectly to exercise a controlling influence over, the management or policies of the banking institution). There is a presumption of non-control if we own or control less than 5% of the outstanding shares of any class of voting securities. If we are deemed to have acquired control of one or more banking institutions:

●	we would become subject to supervision and examination by the applicable Regulatory Agencies, including the Federal Reserve Board;

●	the Federal Reserve Board would subject us to periodic reporting requirements applicable to bank holding companies or savings and loan holding companies; and

●	we would become subject to restrictions on non-banking activities (i.e. any activity other than banking or managing or controlling banks or performing services for its subsidiaries) applicable to bank holding companies and savings and loan holding companies, including restrictions on acquiring direct or indirect ownership or control of more than 5% of any class of voting securities of any company engaged in non-bank activities. We would only be permitted to engage in, or acquire an interest in companies that engage in, activities that the Federal Reserve Board has determined to be incidental to the activity of banking or managing or controlling banks to a limited extent. These restricted activities include, among other activities, owning and operating a savings association, escrow company, trust company or insurance agency; acting as an investment or financial advisor, or providing securities brokerage services; and, in the case of a financial holding company or unitary savings and loan holding company, activities that are financial in nature, incidental to financial activities or complementary to a financial activity, such as lending activities, insurance and underwriting equity securities. In addition to restrictions on permissible activities and investments, bank holding companies, financial holding companies, and their subsidiary banks are prohibited from entering into certain tying arrangements in connection with extension of credit, lease, sale of property or provision of any services should the Federal Reserve Board find the arrangement resulting in anti-competitive practices.

In addition, if we were deemed to be in control of a bank which is not “well capitalized” or not “well managed” as defined by the relevant Regulatory Agency, the Federal Reserve Board and certain other Regulatory Agencies would have the authority to impose various limitations or regulatory actions on us, including:

●	limitations on our ability to pay dividends or distributions to our stockholders;

●	forced divestiture of certain of our investments deemed by such Regulatory Agency as in danger of becoming insolvent and as posing significant risk to the undercapitalized institution;

●	requiring us to provide financial support to the portfolio bank under the Federal Reserve Board’s “source of strength” doctrine when we would otherwise be disinclined to do so or when we would consider itself unable to do so, which could force us to satisfy such obligation through divesture of other assets or through raising additional funds from existing stockholders or third-party investors; and

●	the imposition by the FDIC of “cross-guarantee” liability upon any commonly controlled insured depository institutions for deposit insurance losses incurred by the FDIC. A depository institution’s liability under the cross-guarantee provision is generally senior to (i) obligations to stockholders or (ii) any obligation or liability owed to any affiliate of such depository institution. Thus, portfolio companies that are insured depository institutions may be subject to such cross-guarantee liability with respect to other portfolio companies that are also insured depository institutions.

Ownership of our stock by certain types of regulated institutions may subject us to additional regulations.

If a bank holding company or savings and loan holding company stockholder is deemed to control us, we would be subject to the “umbrella” supervision of the Federal Reserve Board and potentially other regulatory agencies and such supervision may expose us to the regulatory burdens discussed above and to additional expenses or limitations in carrying out its investment objective, which may be materially adverse to the holders of our common stock. In the event that a bank holding company or savings and loan holding company stockholder is deemed to control us, it would have to obtain prior approval or non-objection of the Federal Reserve Board whenever the Company acquires, directly or indirectly, more than 5% of any class of voting securities of a U.S. bank or of a non-bank financial company (unless, in the case of a non-bank financial company, such bank holding company stockholders is a financial holding company). In the event that a bank holding company or savings and loan holding company stockholder controls us, we could not, without prior approval of the Federal Reserve Board, acquire more than 5% of any class of voting securities of any non-financial company, unless the bank holding company stockholder that controls us is a financial holding company; however, if each bank holding company stockholder that controls us is a financial holding company, we could make any investment in any non-financial company (but not in a bank or non-bank financial company) pursuant to the Bank Holding Company Act. If a bank holding company stockholder or savings and loan holding company controls us, then any direct or indirect investment by us in more than 5% of any class of voting securities of a foreign company (including a foreign bank) would have to comply with the provisions promulgated by the Federal Reserve Board.

Investments in banking institutions and transactions related to our portfolio investments may require approval from one or more regulatory authorities.

We would be required to seek prior approval from the Federal Reserve Board in order to acquire control of more than 5% of the outstanding shares of any class of voting securities or 25% or more of the total equity (voting and non-voting) or other controlling interests of a bank, bank holding company or financial holding company. In addition, bank holding companies (but, not financial holding companies) are required to obtain approval prior to purchasing 25% or more of the total equity of a non-bank financial company.

We would be required to seek prior approval from the Federal Reserve Board or the OCC if we proposed to acquire control of a savings and loan association or a savings and loan holding company.

If we were deemed to be a bank holding company or savings and loan holding company, bank holding companies or savings and loan holding companies that invest in us will be subject to certain restrictions and regulations.

If we were deemed to be a bank holding company or savings and loan holding company, a bank holding company or savings and loan holding company stockholder could acquire less than 5% of any class of our stock, and less than 25% of our total equity, without Federal Reserve Board approval, provided that such bank holding company or savings and loan holding company stockholder does not control us. If we made controlling investments, directly or indirectly in a U.S. bank, then any bank holding company or savings and loan holding company stockholder that acquires more than 5% of any class of voting interests or 25% of our total equity would be required to receive prior written approval of the Federal Reserve Board before acquiring such interests. Bank holding company or savings and loan holding company stockholders that are not financial holding companies may be required to obtain prior approval from the Federal Reserve Board prior to acquiring more than 5% of any class of voting interests or 25% of our total equity if we make non-controlling or controlling investments in non-bank financial companies.

Each prospective investor that is or may become a bank holding company or financial holding company or savings and loan holding company is strongly urged to consult its own legal advisors with respect to the consequences under applicable regulatory regimes regarding banking institutions and investors therein of the purchase and ownership of our shares.

New FASB CECL regulations may create volatility in our earnings and the level of our allowance for credit losses.

The Financial Accounting Standards Board, or FASB, has issued a new credit impairment model, the Current Expected Credit Loss, or CECL model, which must be implemented by banks and certain other companies beginning in 2021. Under the CECL model, entities subject to the model will be required to present certain financial assets carried at amortized cost, such as loans held for investment and held-to-maturity debt securities, at the net amount expected to be collected. The measurement of expected credit losses is to be based on information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. This measurement will take place at the time the financial asset is first added to the balance sheet and periodically thereafter. This differs significantly from the "incurred loss" model, which delays recognition until it is probable a loss has been incurred. CECL may create more volatility in the companies in which we invest, and this in turn could affect the value of our portfolio.

Risks Related to Our Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Our Investments

Our investments will be subject to dividend and interest rate fluctuations, and we may incur interest rate risk.

Our investments are likely to include regulatory capital relief securities, preferred stock with variable dividend rates and may include debt or hybrid instruments with floating interest rates, credit-linked notes and equity and junior debt tranches issued by a CLO or similar issuer. Variable rate and floating rate investments earn interest at rates that adjust from time to time (typically monthly) based upon an index. The amount of income we receive from our investments may fluctuate based upon changes in interest rates and, in a declining and/or low interest rate environment, these investments will produce less income, which will impact our operating performance. Fixed dividend rate and interest rate investments, however, do not have adjusting rates and the relative value of the fixed cash flows from these investments may decrease as prevailing interest rates rise or increase as prevailing interest rates fall, causing potentially significant changes in our NAV. We may employ various hedging strategies to limit the effects of changes in interest rates (and in some cases credit spreads), including engaging in interest rate swaps, caps, floors and other interest rate derivative products. No strategy can completely insulate us from the risks associated with interest rate changes, and there is a risk that our strategies may provide no protection at all and will potentially compound the impact of changes in interest rates. Hedging transactions involve certain additional risks such as counterparty risk, leverage risk, the legal enforceability of hedging contracts, the early repayment of hedged transactions and the risk that unanticipated and significant changes in interest rates may cause a significant loss of basis in the instrument and a change in current period expense. We cannot assure you that we will be able to enter into hedging transactions or that such hedging transactions will adequately protect us against the foregoing risks.

Most of our assets will be illiquid, and their fair value may not be readily determinable.

It is expected that a substantial portion of the securities and instruments in which the Company invests will not trade on any exchange and will be illiquid. The Company may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Company’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities.

Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Company believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Company pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser’s judgment may play a greater role in the valuation process. Investment of the Company’s assets in illiquid and restricted securities may restrict the Company’s ability to take advantage of market opportunities. To dispose of an unregistered security, the Company, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Company to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Company would bear market risks during that period.

Certain fixed-income instruments are not readily marketable and may be subject to restrictions on resale. Fixed-income instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the fixed-income instruments in which the Company will invest. Where a secondary market exists, the market for some fixed-income instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, dealer inventories of certain securities are at historic lows in relation to market size, which indicates a potential for reduced liquidity as dealers may be less able to “make markets” for certain fixed-income securities.

Our investments in regulatory capital relief securities subject us to the risks of underlying bank assets.

We invest in “regulatory capital relief securities” which are securities issued or structured by banks seeking capital that is treated more favorably under banking regulations than other types of capital, acquisitions and other refinancing activities. Regulatory capital relief securities are issued or structured by a bank to maintain or reduce its regulatory capital requirements by transferring certain credit risks to investors. Regulatory capital relief securities may be in the form of structured notes (e.g., credit-linked notes), convertible securities (including contingent convertible securities), and other structured products or transactions. We invest in credit-linked notes which are unsecured notes linked to loans or other assets held by a bank or other financial institution on its balance sheet. Although the credit-linked notes are tied to the underlying performance of the assets held by the bank, such credit-linked notes may not be secured by such assets and we have no direct or indirect ownership of the underlying assets. Thus, as a holder of such credit-linked notes, we would be subject to counterparty risk of the bank which issues the credit-linked notes (in addition to the risk associated with the assets themselves). To the extent the relevant bank experiences an insolvency event or goes into receivership, we may not receive payments on the credit-linked notes, or such payments may be delayed.

Risks of Credit-linked Notes.

A credit-linked note is a security structured and issued by an issuer, which may be a bank, broker or special purpose vehicle. The performance and payment of principal and interest is tied to that of a reference asset which may be a particular pool of loans, security, basket of securities, credit default swap, basket of credit default swaps, or index. The reference asset may be denominated in foreign currency. Risks of credit-linked notes include those risks associated with the underlying reference asset including but not limited to market risk, interest rate risk, credit risk, default risk and foreign currency risk. In the case of a credit-linked notes created with credit default swaps, the structure will be “funded” such that the par amount of the security will represent the maximum loss that could be incurred on the investment and no leverage is introduced. An investor in a credit-linked note also bears counterparty risk or the risk that the issuer of the credit-linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security. Should the issuer default or declare bankruptcy, the credit-linked note holder may not receive any compensation. In return for these risks, the credit linked note holder receives a higher yield. As with most derivative instruments, valuation of a credit-linked note may be difficult due to the complexity of the security and the reference asset.

The Company currently invests in credit-linked notes that are structured as unsecured notes linked to loans or other assets held by a bank or other financial institution on its balance sheet. Although the credit-linked notes are tied to the underlying performance of the assets held by the bank, such credit-linked notes may not be secured by such assets and we have no direct or indirect ownership of the underlying assets. Thus, as a holder of such credit-linked notes, we would be subject to counterparty risk of the bank which issues the credit-linked notes (in addition to the risk associated with the assets themselves). To the extent the relevant bank experiences an insolvency event or goes into receivership, we may not receive payments on the credit-linked notes, or such payments may be delayed.

Risks of Collateralized Loan Obligations (“CLOS”) and Collateralized Debt Obligations (“CDOS”).

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Company as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Company to sell such securities. In addition to the typical risks associated with fixed-income securities and asset-backed securities, CDOs carry other risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value or quality, or be downgraded by a rating agency; (iii) the Company may invest in tranches of CDOs that are subordinate to other tranches, diminishing the likelihood of payment; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (vi) the CDO’s manager may perform poorly.

Additional Risks Related to Investments in CLOs [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Additional Risks Related to Investments in CLOs. The CLOs and other CDOs in which the Company may invest are Structured Products. Holders of Structured Products bear risks of the underlying assets and are subject to counterparty risk.

The Company may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain Structured Products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in Structured Products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of assets underlying Structured Products will rise or fall, these prices (and, therefore, the prices of Structured Products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter-term financing to purchase longer-term securities, the issuer may be forced to sell its securities at below-market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the Structured Products owned by the Company.

Certain structured products may be thinly traded or have a limited trading market. Structured Products are typically privately offered and sold. As a result, investments in Structured Products may be characterized by the Company as illiquid securities. In addition to the general risks associated with fixed-income securities discussed herein, Structured Products carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in Structured Products are subordinate to other classes or tranches thereof; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

We are subject to risks associated with the bankruptcy or insolvency of an issuer or borrower of a loan underlying a Structured Product that we hold or of an underlying asset held by or reference asset of an instrument vehicle in which we invest (including regulatory capital relief securities).

In the event of a bankruptcy or insolvency of an issuer or borrower of a loan underlying a Structured Product that we hold or of an underlying asset held by or a reference asset of a regulatory capital relief security, CLO or other investment vehicle in which we invest, a court or other governmental entity may determine that our claims or those of the relevant investment vehicle are not valid or not entitled to the treatment we expected when making our initial investment decision.

Various laws enacted for the protection of debtors may apply to the underlying assets and reference assets in our investment portfolio. The information in this and the following paragraph represents a brief summary of certain points only, is not intended to be an extensive summary of the relevant issues and is applicable with respect to U.S. issuers and borrowers only. The following is not intended to be a summary of all relevant risks. Similar avoidance provisions to those described below are sometimes available with respect to non-U.S. issuers or borrowers, and there is no assurance that this will be the case which may result in a much greater risk of partial or total loss of value in that underlying asset.

If a court in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer or borrower of underlying assets or reference assets, such as a trustee in bankruptcy, were to find that such issuer or borrower did not receive fair consideration or reasonably equivalent value for incurring the indebtedness constituting such underlying assets and, after giving effect to such indebtedness, the issuer or borrower (1) was insolvent; (2) was engaged in a business for which the remaining assets of such issuer or borrower constituted unreasonably small capital; or (3) intended to incur, or believed that it would incur, debts beyond our ability to pay such debts as they mature, such court could decide to invalidate, in whole or in part, the indebtedness constituting the underlying assets as a fraudulent conveyance, to subordinate such indebtedness to existing or future creditors of the issuer or borrower or to recover amounts previously paid by the issuer or borrower in satisfaction of such indebtedness. In addition, in the event of the insolvency of an issuer or borrower of underlying assets or reference assets, payments made on such underlying or reference assets could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year under U.S. Federal bankruptcy law or even longer under state laws) before insolvency.

Foreign Securities and Currency Risk.

The adoption of new international banking and insurance guidelines may cause uncertainty or disruptions in the global banking industry. Adverse conditions in the global banking industry and credit markets may adversely impact the value of our investments to the extent we make investments in global financial institutions. Investments in securities of foreign issuers involve special risks not usually associated with investing in securities of U.S. companies, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, social, political and economic instability and adverse diplomatic developments; the possibility of the imposition of withholding or other taxes on dividends, interest, capital gain or other income; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict the Company’s investment opportunities. In addition, there may be different types of, and lower quality, information available about a foreign company than a U.S. company. There is also less regulation, generally, of the securities markets in many foreign countries than there is in the United States, and such markets may not provide the same protections available in the United States. Corporate governance standards may be lower in foreign markets. With respect to certain countries there may be the possibility of political, economic or social instability, the imposition of trading controls, import duties or other protectionist measures, various laws enacted for the protection of creditors, greater risks of nationalization or diplomatic developments which could materially adversely affect the Company’s investments in those countries. The Company’s investment in foreign countries may also be subject to withholding or other taxes, which may be significant and may reduce the Company’s returns.

Brokerage commissions, custodial services and other costs relating to investment in international securities markets may be more expensive than in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Derivatives transactions may limit our income or result in losses.

The Company’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, rate or index; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Company may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Company is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Company will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. Certain of the derivative investments in which the Company may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Adviser to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Company as premiums and cash or other assets held in margin accounts with respect to the Company’s derivative investments would not be available to the Company for other investment purposes, which may result in lost opportunities for gain.

The derivative instruments and techniques that the Company may principally use include:

Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Company’s initial investment in such contracts.

Covered Calls on Bank Equity Securities and Other Option Transactions. There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given covered call option transaction not to achieve its objectives. A decision as to whether, when and how to use covered calls (or other options) on bank equity securities involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful because of market behavior or unexpected events. The use of options may require the Company to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Company can realize on an investment, or may cause the Company to hold a security it might otherwise sell. As the writer of a covered call option on bank equity securities, the Company forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the exercise price of the call option, but has retained the risk of loss should the price of the underlying security decline. Although such loss would be offset in part by the option premium received, in a situation in which the price of a particular bank equity security on which the Company has written a covered call option declines rapidly and materially or in which prices in general on all or a substantial portion of the stocks on which the Company has written covered call options decline rapidly and materially, the Company could sustain material depreciation or loss in its net assets to the extent it does not sell the underlying securities (which may require it to terminate, offset or otherwise cover its option position as well). The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

There can be no assurance that a liquid market will exist when the Company seeks to close out an option position. Reasons for the absence of a liquid secondary market for exchange-traded options include the following: (i) there may be insufficient trading interest; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the trading facilities of an exchange or the Options Clearing Corporation (the “OCC”) may not be adequate to handle current trading volume; or (vi) the relevant exchange could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms. The Company’s ability to terminate OTC options may be more limited than with exchange-traded options and may involve the risk that counterparties participating in such transactions will not fulfill their obligations. If the Company were unable to close out a covered call option that it had written on a bank equity security, it would not be able to sell the underlying security unless the option expired without exercise.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. Call options are marked to market daily and their value will be affected by changes in the value of and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options’ expiration. Additionally, the exercise price of an option may be adjusted downward before the option’s expiration as a result of the occurrence of certain corporate events affecting the underlying bank equity security, such as extraordinary dividends, stock splits, merger or other extraordinary distributions or events. A reduction in the exercise price of an option would reduce the Company’s capital appreciation potential on the underlying security.

Limitation on Covered Call Writing Risk. The number of covered call options on bank equity securities the Company can write is limited by the number of shares of the corresponding common stock the Company holds. Furthermore, the Company’s covered call options on bank equity securities and other options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. As a result, the number of covered call options on bank equity securities that the Company may write or purchase may be affected by options written or purchased by it and other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Company’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation and leverage risk. Certain standardized swaps are now subject to mandatory central clearing requirements and others are now required to be exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty and liquidity risk, they do not make swap transactions risk-free. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Company or if the reference index, security or investments do not perform as expected. The Company’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.” Where the Company is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third party on the debt obligation. If no default occurs, the Company would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Company is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of that obligation. The use of credit default swaps can result in losses if the Company’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect. The Company will “cover” its swap positions by segregating an amount of cash and/or liquid securities as required by the 1940 Act and applicable SEC interpretations and guidance from time to time. In cases where the Company is the writer, or seller, of a swap agreement, the segregated amount will be equal to the full, un-netted amount of the Company’s contractual obligation (the “notional amount”).

Risks Related to Our Use of Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Our Use of Leverage

We will continue to operate with leverage, which may adversely affect our return on our assets and may reduce cash available distribution.

We will continue to operate with leverage, which we may incur in the form of recourse and non-recourse collateralized financings, private or public offerings of debt, warehouse facilities, secured and unsecured bank credit facilities, repurchase agreements or other borrowings.

We currently have a bank loan to finance investments as a form of leverage. We also have authority to issue preferred stock or engage in reverse repurchase agreements to finance investments. Leverage exaggerates the effects of market downturns or upturns on the NAV and market value of our common stock, as well as on distributions to holders of common stock. Leverage can also increase the volatility of the Company’s NAV, and expenses related to leverage can reduce the Company’s income. In the case of leverage, if our assets decline in value so that applicable asset coverage requirements for any borrowings or preferred stock would not be met, the Company may be prevented from paying distributions, which could jeopardize its qualification for pass-through tax treatment, make it liable for excise taxes and/ or force it to sell portfolio securities at an inopportune time.

As noted above, the Company utilizes a revolving credit agreement with Texas Capital Bank, N.A. (“Texas Capital Bank”) and two additional lenders (the “Credit Facility”). The terms of the Credit Facility were last amended in May 2022, to provide for a maximum borrowing amount of $70 million and a fee of Secured Overnight Funding Rate (“SOFR”) + 2.61%, with a maturity date of May 27, 2025 (which may be extended until May 27, 2026). The Credit Facility contains customary covenants, negative covenants and default provisions, including covenants that limit our ability to incur additional debt or consolidate or merge into or with any person, other than as permitted, or sell, lease or otherwise transfer, directly or indirectly, all or substantially all of its assets. Prior to the May 2022 amendment, the Credit Facility had been with a syndicate of financial institutions that was led by Texas Capital Bank, it had a five-year term maturing in May 2022, was priced at a term of LIBOR +2.35%, and permitted us to borrow up to $62 million. As of June 30, 2024, $58.8 million was committed and drawn on the Credit Facility.

Although we have no present intention to do so, we may also operate with leverage by issuing preferred stock. Any form of leverage may include contractual terms that are unfavorable to our stockholders, including limitations on our ability to declare and distribute dividends. Such terms will likely also contain restrictive covenants that impose asset coverage requirements, voting right requirements and restrictions on the composition of our assets, and limit the use of our investment techniques and strategies, any or all of which may have an adverse effect on us and our ability to pay dividends. If we are unable to repay or refinance maturing debt on the date it is due, we may be forced to seek other sources of capital to repay the maturing debt that may be expensive or dilutive to existing stockholders. To the extent that we are unable to find additional financing or extend or refinance our debt when it becomes due and we do not have sufficient cash to redeem such debt, we may be required to liquidate assets that are illiquid and difficult to sell for fair value and the sale of assets may occur at a time when it would not otherwise be desirable to do so. Failure to meet any contractual term set forth by our lenders, including maturity, may result in a default, a forced sale of assets or reduced operational flexibility, or a significant loss or complete loss for our stockholders.

Leverage is a speculative technique that may adversely affect our earnings or book value. If the return on assets acquired with borrowed funds or other leveraged proceeds does not exceed the cost of the leverage and our cost of operations, the use of leverage could cause us to lose money.

Successful use of leverage depends on our Adviser’s ability to predict or hedge correctly cash flows generated by our assets, which depends upon default rates, interest rates, refinancing and prepayment rates, timing of recoveries and various other factors. Our actual use of leverage may vary depending on our ability to obtain credit facilities and the lender’s and rating agencies’ estimate of the stability of our cash flows. The return on our assets and cash available for distribution to our stockholders may be reduced by changes in market conditions that cause the cost of these financings to increase relative to the income that can be derived from our assets. Defaults and lower than expected recoveries, as well as delays in recoveries on defaults, could rapidly erode our equity. Debt service payments will reduce cash flow available for distributions to stockholders. In addition, lenders from whom we may borrow money or holders of our debt securities will have claims on our assets that are superior to the claims of our common stockholders, and we may grant a security interest in our assets when we undertake leverage. In the case of a liquidation event, those lenders or note holders would receive proceeds before our common stockholders.

Financing arrangements with lenders or preferred stockholders may limit our ability to make dividend payments to our stockholders.

We depend on the ability of our operations to generate positive cash-flow measured as the positive difference between the yield on our assets and the cost of our funds. Because we use leverage to increase our return on equity, we may be subject to contractual operational limitations, including limitations on our ability to make dividends to our stockholders. If, as a consequence of these various limitations and restrictions, we are unable to generate sufficient funds for distributions from our assets or we are not in compliance with the terms of our debt agreements or any new series of preferred stock, we may not be able to make expected dividend payments.

Risks Related to Our Operations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Our Operations

We depend upon key personnel of our Adviser, ArrowMark Partners and their affiliates

We are an externally managed investment company, and therefore we do not have any internal management capacity or employees. We depend on the diligence, expertise and business relationships of the senior management of our Adviser and its affiliates to achieve our investment objective. We expect that our Adviser will evaluate, negotiate, structure, close and monitor our investments in accordance with the terms of the management agreement.

Our Adviser is an affiliate of ArrowMark Partners and, in turn, depends upon access to the investment professionals and other resources of ArrowMark Partners and its affiliates to fulfill its obligations to us under the management agreement. Our Adviser also depends upon ArrowMark Partners to obtain access to deal flow generated by the professionals of ArrowMark Partners. ArrowMark Partners and its affiliates also provide our Adviser with resources necessary to fulfill these obligations, including by making available to the Adviser experienced investment professionals and access to the senior investment personnel of ArrowMark Partners for purposes of evaluating, negotiating, structuring, closing and monitoring our investments.

We depend upon the senior professionals of ArrowMark Partners and its affiliates to maintain relationships with potential sources of investment opportunities, and we intend to rely to a significant extent upon these relationships to provide us with potential investment opportunities. We cannot assure you that these individuals will continue to directly or indirectly provide investment advice to us. If these individuals, including the members of our investment committee, do not maintain their existing relationships with our affiliates, maintain existing relationships or develop new relationships with other sources of investment opportunities, we may not be able to grow our investment portfolio. In addition, individuals with whom the senior professionals of ArrowMark Partners or its affiliates have relationships are not obligated to provide us with investment opportunities. Therefore, we cannot assure you that such relationships will generate investment opportunities for us.

Our Adviser may rely on assumptions that prove to be incorrect.

We will employ strategies which depend upon the reliability, accuracy and analyses of our Adviser’s analytical models. To the extent such models (or the assumptions underlying them) do not prove to be correct, we may not perform as anticipated, which could result in material losses. All models ultimately depend upon the judgment of the investment professionals and the assumptions embedded in the models. To the extent that, with respect to any investment, the judgment or assumptions are incorrect, we can suffer material losses. The models that our management team uses to assess and control our risk exposures reflect assumptions about the degrees of correlation or lack thereof among prices of various asset classes or other market indicators, and in times of market stress or other unforeseen circumstances previously uncorrelated indicators may become correlated, or conversely previously correlated indicators may move in different directions. These types of market movements may at times limit the effectiveness of any hedging strategies that we may employ and cause us to incur material losses.

Our Adviser and its affiliates may serve as investment adviser to other funds, investment vehicles and investors, which may create conflicts of interest not in the best interest of us or our stockholders.

As of June 30, 2024, our Adviser and its affiliates managed $21.7 billion in assets on behalf of a broad array of institutional clients and professional asset allocators across alternative credit and capacity constrained equity strategies, as well commercial real estate. Our Adviser may advise clients in addition to us in the future. Our Adviser and its affiliates intend to allocate investment opportunities and collective expenses among their respective clients fairly and equitably and in accordance with their allocation policies.

We may generate low or negative rates of return on capital, and we may not be able to execute our business plans as quickly as expected, if at all.

We anticipate that it may take up to six months to utilize fully the net proceeds received from any future offering; however, we may take longer to utilize such proceeds fully. This six-month period and any additional delay may result from a lack of attractive investment opportunities or from competition with other market participants for investments in the banking sector. We may initially invest the proceeds from any future offering in cash, cash equivalents, securities issued or guaranteed by the U.S. government or its instrumentalities or agencies, high-quality, short-term money market instruments, short-term debt securities, certificates of deposit, bankers’ acceptances and other bank obligations, commercial paper or other liquid fixed income securities. Because these temporary investments may generate lower projected returns than our core business strategy, we may experience lower returns during this period, which may result in low distributions in this initial period, or possibly no distributions at all.

Our business model depends to a significant extent upon strong referral relationships, and our inability to maintain or develop these relationships, as well as the failure of these relationships to generate investment opportunities, could adversely affect our business.

We expect that our Adviser and its affiliates will maintain their relationships with intermediaries, financial institutions, investment bankers, commercial bankers, financial advisors, attorneys, accountants, consultants and other individuals within their networks, and we will rely to a significant extent upon these relationships to provide us with potential investment opportunities. If our Adviser fails to maintain its existing relationships or develop new relationships with sources of investment opportunities, we will not be able to grow our investment portfolio. In addition, individuals with whom our Adviser and its affiliates have relationships are not obligated to provide us with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for us.

If we are unable to source investments effectively, we may be unable to achieve our investment objective.

Our ability to achieve our investment objective depends on our Adviser’s ability to identify, evaluate and invest in suitable securities that meet our investment criteria. Accomplishing this result on a cost-effective basis is largely a function of our Adviser’s marketing capabilities, management of the investment process, ability to provide efficient services and access to financing sources on acceptable terms. Failure to manage our future growth effectively could have a material adverse effect on our business, financial condition and results of operations.

Our results may fluctuate from period to period.

We could experience fluctuations in our operating results from one fiscal period to the next due to a number of factors, including the return on our investments expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which we encounter competition in our markets and general economic conditions. Restrictions and provisions in any future credit facilities, debt securities or other leverage instruments may also limit our ability to make distributions. As a result of these factors, results for any period should not be relied upon as being indicative of performance in future periods.

We make distributions to our stockholders on a quarterly basis.

If the amount of any distribution exceeds our net investment income or capital gains, then all or a portion of such distribution could constitute a return of capital to stockholders rather than dividend income for tax purposes. A return of capital distribution has the effect of lowering stockholders’ basis in their shares, which will result in higher tax liability when the shares are sold, even if such shares have not increased in value or have, in fact, lost value. In addition to the tax consequences, such a distribution is a return of a shareholder’s own investment, but distributed net of Company expenses, and will decrease the funds available for investment by the Company.

If our Adviser is unable to manage our investments effectively, we may be unable to achieve our investment objective.

Our ability to achieve our investment objective depends on our ability to manage and grow our business. This depends, in turn, on our Adviser’s ability to identify, invest in and monitor companies that meet our investment criteria. The achievement of our investment objectives on a cost-effective basis will depend upon our Adviser’s execution of our investment process, its ability to provide competent, attentive and efficient services to us and our access to leverage on acceptable terms. Our Adviser has substantial responsibilities under the management agreement. Our future success will depend on the continued service of the senior management team of our Adviser and the personnel of its affiliates who are made available to our Adviser. These persons are engaged in other business activities, which could distract them, divert their time and attention or otherwise cause them not to dedicate a significant portion of their time to our investments, which could slow our rate of investment. Any failure to manage our business and our future growth effectively could have a material adverse effect on our business, financial condition, results of operations and cash flows. In addition, to the extent that our assets continue to grow, our Adviser may have to source additional personnel, and to the extent it is unable to source qualified individuals, our growth may be adversely affected.

We may not replicate the historical results achieved by other entities managed or sponsored by members of our investment committee or by ArrowMark Partners or its affiliates.

Our primary focus in making investments generally differs from that of many of the investment funds, accounts or other investment vehicles that are or have been managed by members of our investment committee or sponsored by ArrowMark Partners or its affiliates. In addition, investors in our common stock do not acquire an interest in any such investment funds, accounts or other investment vehicles that are or have been managed by members of our investment committee or sponsored by ArrowMark Partners or its affiliates. We cannot assure you that we will replicate the historical results achieved by members of the investment committee, and we caution you that our investment returns could be substantially lower than the returns achieved by them in prior periods. Additionally, all or a portion of the prior results may have been achieved in particular market conditions which may never be repeated. Moreover, current or future market volatility and regulatory uncertainty may have an adverse impact on our future performance.

Our investment portfolio is recorded at fair value, with our board of directors having final responsibility for overseeing, reviewing and approving, in good faith, our estimate of fair value and, as a result, there is uncertainty as to the value of our investments.

Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for some of the Company’s investments to trade. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Company. As a result, the Company may be subject to the risk that when an instrument is sold in the market, the amount received by the Company is less than the value of such loans or fixed income instruments carried on the Company’s books.

Stockholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective. As a result, the NAV of the Company, as determined based on the fair value of its investments, may vary from the amount ultimately received by the Company from its investments.

The Company will determine fair value of its assets and liabilities in accordance with valuation procedures adopted by its Board of Directors. The Company may utilize the services of one or more regionally or nationally recognized independent valuation firms to help it determine the value of each investment for which a market price is not available. Our Board of Directors will also review valuations of such investments provided by the Adviser. To the extent we invest in securities for which market quotations are readily available, such market value will be used to value those securities. If a market value cannot be obtained or if the Adviser determines that the value of a security as so obtained does not represent a fair value as of the measurement date (due to a significant development subsequent to the time its price is determined or otherwise), fair value shall be determined pursuant to the methodologies established by the Board of Directors. In making these determinations, the Company may engage an independent valuation firm from time to time to assist in determining the fair value of our investments. The methods for valuing these investments may include fundamental analysis, discounts from market prices of similar securities, purchase price of securities, subsequent private transactions in the security or related securities, or discounts applied to the nature and duration of restrictions on the disposition of the securities, as well as a combination of these and other factors.

We may compete with a number of other prospective investors for desirable investment opportunities.

While we believe that there is presently a general lack of investment competition for investment opportunities in the community banking sector from institutional investors including publicly traded investment companies, hedge funds and private equity funds, such investors do exist. In addition, competition among institutional investors and investment managers for any bank related investments may increase significantly. While the competitive landscape for investors in regulatory capital relief securities has broadened modestly over the last ten years, the core investor base remains relatively concentrated due to the relatively high barriers to entry facing new investors. In addition to established competitors, new competitors may be established at any time. Increasing competitive conditions may adversely impact our ability to meet our business objectives, which in turn could adversely impact our ability to meet debt service obligations or make dividend payments to our stockholders. Some of our competitors may have a lower cost for borrowing funds than us or greater access to funding sources not available to us.

We may, in certain circumstances permitted by law, change our business strategy and operational policies without stockholder consent, which may result in a determination to pursue riskier business activities.

With majority consent of our board of directors, we may change our business strategy for how we invest in bank sector opportunities at any time without the consent of our stockholders (unless stockholder consent is specifically required by the Investment Company Act), which could result in our acquiring subsidiaries or assets that are different from, and possibly riskier than, the strategy described in this prospectus. For example, we could change our strategy to focus to a greater extent on investing in common stock rather than preferred stock, subordinated debt and convertible securities (including contingent convertible securities). However, we will endeavor to notify investors of any such material change in business strategy and operational policies no later than our subsequent semi-annual or annual report, as applicable, filed with the SEC. A change in our business strategy may increase our exposure to interest rate, mark to market risks or other risks. Our board of directors will determine our operational policies and may amend or revise our policies, including our policies with respect to our investments, operations, indebtedness, capitalization and distributions or approve transactions that deviate from these policies, without a vote of, or notice to, our stockholders (unless stockholder consent is specifically required by the Investment Company Act). Operational policy changes could adversely affect the market price of our common stock and our ability to make distributions to our stockholders.

Laws and regulations may prohibit the banks in which we invest from paying interest and/or dividends to us.

Dividend payments by banks are subject to legal and regulatory limitations imposed by applicable state and federal bank regulatory agencies. For instance, banks will be prohibited from paying cash dividends to their stockholders or holding company parents to the extent that any such payment would reduce the bank’s capital below required capital levels. To the extent these regulatory capital requirements are increased, banks may find it more difficult to declare and pay dividends on the preferred stock they have issued and, to the extent that such preferred stock is non-cumulative, may be more reluctant to declare such dividends. Regulatory approval may also be required for a bank to declare a dividend if the total of all dividends declared by it in any calendar year exceeds the total of the bank’s net profits for that year combined with its retained net profits of the preceding two years, less any required transfer to surplus or a fund for the retirement of any preferred stock. The ability of banks to pay dividends will also depend upon other factors, including their debt and equity structure, earnings and financial condition, need for capital, and other factors, including economic conditions, and tax considerations. To the extent we invest in the holding companies of banks, the only funds available for the payment of dividends on the capital stock of the holding company may be the cash and cash equivalents held by the holding company, dividends paid by the bank to the holding company and borrowings. The banks in which we invest may be constrained in their ability to pay dividends by these factors.

Legal and regulatory changes could occur that may adversely affect us.

U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Company, the strategies used by the Company or the level of regulation or taxation that applies to the Company. For example, the Tax Cuts and Jobs Act of 2017, among other things, significantly changed the taxation of business entities (including by significantly lowering corporate tax rates), the deductibility of interest expense, and the timing in which certain income items are recognized (potentially including, in certain cases, income from debt and other financial instruments). These statutes and regulations may impact the investment strategies, performance, costs and operations of the Company or the taxation of its shareholders.

Changes in government legislation, regulation and/or intervention may change the way the Adviser or the Company is regulated, affect the expenses incurred directly by the Company and the value of its investments and limit and/or preclude the Company’s ability to implement, or increase the Company’s costs associated with implementing, its investments strategies. Changes to tax laws and regulations may also result in certain tax consequences for the Company and/or investors. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. In addition to exposing the Company to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Company’s investment practices. The Adviser cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the Company’s ability to achieve its respective investment objective.

We may be required to register as a commodity pool operator.

We have claimed an exclusion from the definition of the term “commodity pool operator” pursuant to Regulation 4.5 under the CEA with respect to the Company. While we currently expect that our activities will remain within the scope of the exclusion, if we change our hedging and risk management strategies, we may be required to register under the CEA as a commodity pool operator, and the Adviser may be required to register under the CEA as a commodity trading adviser, each of which would increase our regulatory and compliance costs and expenses.

Market fluctuations caused by force majeure, terrorism or certain other events may adversely affect our performance.

In addition to historic market risks, our performance may be adversely affected by market fluctuations resulting from certain risks which are unprecedented in nature or magnitude and therefore not amenable to existing risk management techniques which are based on modeling past events and assigning probabilities to the recurrence of those events. Such events include, without limitation, catastrophic acts of terror, imposition or declaration of martial law, mass disruption of telecommunications facilities, pandemics resulting from bio-terror attacks or outbreaks of fatal disease, cyber-terror and terrorist attacks on financial markets, exchanges and payments systems and acts of providence.

Changes in interest rates may affect our net investment income, reinvestment risk and the probability of defaults of our investments.

Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Risks Related to Our Adviser and/or its Affiliates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Our Adviser and/or its Affiliates

Our performance is dependent on our Adviser, and we may not find a suitable replacement if the management agreement is terminated.

Some of our executive officers are also executive officers of our Adviser or its affiliates. We have no separate facilities, employees or management and rely on our Adviser, which has significant discretion as to the implementation of our operating policies and strategies. We will depend on our Adviser and its affiliates for certain services including administrative and business advice. We are subject to the risk that our Adviser will terminate the management agreement and that no suitable replacement will be found. Investors who are not willing to rely on our Adviser or ArrowMark Partners should not invest in our common stock. The employees, systems and facilities of our Adviser and ArrowMark Partners may be utilized by other funds and companies advised by them or their affiliates. Our Advisor may not have sufficient access to such employees, systems and facilities in order to comply with its obligations under the management agreement. We believe that our success depends to a significant extent upon the experience of the executive officers, portfolio managers and employees of ArrowMark or its affiliates, whose employment is not guaranteed.

The departure or death of any of the members of senior management of our Adviser or ArrowMark Partners may adversely affect our ability to achieve our business objective; our management agreement does not require the availability to us of any particular individuals.

We depend on the diligence, skill and network of business contacts of the employees of our Adviser and ArrowMark Partners and its affiliates, whose investment professionals will evaluate, negotiate, structure, close and monitor our assets. Our future success depends on the continued service of the management team of the Adviser and ArrowMark Partners and its affiliates, and that continued service is not guaranteed. The management agreement does not obligate that any particular individual’s services be made available to us. The departure, death or disability of any of the members of the management of the Adviser or ArrowMark Partners could have a material adverse effect on our ability to achieve our business objective.

If our Adviser ceases to be our manager under our management agreement, financial institutions that provided our credit facilities may not provide future financing to us.

The financial institutions that will finance our investments pursuant to credit facilities or reverse repurchase agreements arranged by our Adviser may require that our Adviser serve as our manager as a condition to making continued advances to us under these credit facilities. Additionally, if our Adviser ceases to be our adviser, each of these financial institutions under these credit facilities may terminate their facility and their obligation to advance funds to us in order to finance our future investments. If our Adviser ceases to be our manager for any reason and we are not able to obtain financing under these credit facilities, our growth maybe limited and our earnings and book value may be adversely affected.

Our Adviser’s liability is limited under our management agreement, and we have agreed to indemnify our Adviser against certain liabilities.

Pursuant to our management agreement with our Adviser, its affiliates and their officers, directors, managing members, members and employees will not be liable to us, our directors, or our stockholders for acts performed in accordance with and pursuant to our management agreement, except by reason of acts constituting willful misconduct, bad faith or gross negligence, or as otherwise required by applicable law.

Pursuant to our management agreement, we will indemnify our Adviser, its affiliates and their officers, directors, managing members, members, employees and certain other parties against all losses, expenses and costs or damages arising out of or in connection with actions of such indemnified party or failure to act on the part of such indemnified party all in connection with our investment activities or in respect of our management agreement or the services provided by our manager or ArrowMark Partners to us, in the absence of willful misfeasance, gross negligence or bad faith. See “Management— Management Agreement.”

There may be potential conflicts of interest between our management or Adviser, on one hand, and the interest of our common stockholders, on the other.

Our Adviser is subject to certain conflicts of interest in our management. These conflicts will arise primarily from the involvement of our Adviser and its affiliates in other activities that may conflict with our activities. Our Adviser and its affiliates engage in a broad spectrum of activities. In the ordinary course of their business activities, they may engage in activities where their interests or the interests of their clients may conflict with our interests and the interests of the holders of our common stock. Other present and future activities of our Adviser and its affiliates may give rise to additional conflicts of interest which may have a negative impact on us.

Our Adviser’s compliance department and legal department will oversee its conflict-resolution system. The program places particular emphasis on the principle of fair and equitable allocation of appropriate opportunities and of common fees and expenses to our Adviser’s clients over time. As a result of our Adviser’s allocation policies, we may not be able to invest in all opportunities that are appropriate for us and this may have the effect of reducing our potential earnings. Although our Adviser has agreed with us that it will allocate opportunities, fees and expenses among its clients pursuant to its written policies and procedures, there is no assurance that these policies and procedures will work as intended or that we will be allocated our fair share of investment opportunities over time or appropriately allocated the fees and expenses of the Adviser.

We are limited in our ability to conduct transactions with affiliates.

The Investment Company Act imposes restrictions on transactions we can conduct with our affiliates. These restrictions prohibit us from buying or selling any security directly from or to any portfolio company of a registered investment company or private equity fund managed by ArrowMark, ArrowMark Partners or any of their respective affiliates. These restrictions also prohibit certain “joint” transactions with certain of our affiliates, which could include investments in the same portfolio company (whether at the same or different times). These limitations may limit the scope of investment opportunities that would otherwise be available to us.

Our Adviser’s investment committee is not independent from its management.

Our Adviser’s investment committee is comprised exclusively of our affiliated persons, and they are the same individuals who manage our assets. The individuals comprising our Adviser’s investment committee may have inherent conflicts of interest with the holders of common stock, since they also advise other investment companies affiliated with us. We cannot guarantee that the investment opportunities provided to us will have better results than investment opportunities provided to our affiliates.

We may compete with our Adviser’s current and future investment vehicles for access to capital and assets.

Our Adviser and its affiliates may sponsor or manage additional investment funds in the future. Although these funds may have different business objectives and operate differently than we do, we may nonetheless compete with these funds for capital or assets or for access to the benefits that we expect our Adviser to provide to us.

There may be other conflicts of interest in our relationship with our Adviser and/or its affiliates that could negatively affect our earnings.

Our Adviser and/or its affiliates manage, sponsor and invest in other secured borrowings via special purpose vehicles, investment funds, hedge funds and separate accounts and may in the future sponsor additional investment funds and other investments in community banks, commercial loans, municipal debt and other targeted assets in the community banking sector, and some of the members of our board of directors and officers or members of our Adviser’s investment committee may serve as officers and/or directors of these other entities. This may give rise to conflicts of interest, including that certain assets appropriate for us may also be appropriate for one or more of these entities, and our Adviser may decide to allocate a particular opportunity other than to us. Our Adviser will often make asset purchase and sale decisions for us and any subsidiaries at the same time as asset purchase and sale decisions are being made for other affiliated entities for which our Adviser or one of our Adviser’s affiliates is the investment adviser, in which case our Adviser will face conflicts in the allocation of business opportunities. Our Adviser and/or its affiliates may also engage in additional management and investment opportunities in the future which may compete with us for business opportunities.

The restrictive covenants that would govern our potential secured borrowings may have greater limitations on the disposition and reinvestment of assets than do other accounts managed by our Adviser. This may result in dispositions and reinvestments not being able to be made on as advantageous a basis as our Adviser may be able to achieve for such other accounts and such other dispositions and reinvestments may adversely affect the price at which such assets can be sold or purchased on our behalf.

Our Adviser’s management of our business is subject to the oversight of our board of directors, but our board of directors will not approve each business decision made by our Adviser.

Our Adviser is authorized to follow a very broad business approach, including the selection of the amount and form of leverage we will employ. Our policies do not impose any limitations on the types of investments within the banking sector and, as a result, we cannot predict with any certainty the percentage of our assets that will be in each category. We may change our business strategy and policies for how we invest in banking-related securities without a vote of stockholders. Our board of directors will periodically review our business approach and our assets. However, our board of directors will not review each proposed purchase. In addition, in conducting periodic reviews, our board of directors will rely primarily on information provided to it by our Adviser.

Our Adviser may be incentivized to incur additional leverage, up to the extent permitted by regulations.

Our Adviser’s management fee is based on our gross assets at the end of each quarter, not net of any leverage that we incur. Our Adviser therefore may be incentivized to increase our leverage within regulatory limits in order to increase our asset value.

Additional leverage may pose risks that could adversely affect our results of operations and our ability to declare and pay dividends. See “Leverage” and “Risk Factors—Risks Related to our Operations.”

Our Adviser can resign on not less than 60 days’ notice, and we may not be able to find a suitable replacement within that time, resulting in a disruption in our operations that could adversely affect our financial condition, business and results of operations.

Our Adviser has the right, under the management agreement, to resign at any time upon not less than 60 days’ written notice, whether we have found a replacement or not. If our Adviser resigns, we may not be able to find a new investment adviser or hire internal management with similar expertise and ability to provide the same or equivalent services on acceptable terms within 60 days, or at all. If we are unable to do so quickly, our operations are likely to experience a disruption, our financial condition, business and results of operations as well as our ability to pay distributions are likely to be adversely affected and the market price of our shares may decline. In addition, the coordination of our internal management and investment activities is likely to suffer if we are unable to identify and reach an agreement with a single institution or group of executives having the expertise possessed by our Adviser and its affiliates. Even if we are able to retain comparable management, whether internal or external, the integration of such management and their lack of familiarity with our investment objective may result in additional costs and time delays that may adversely affect our business, financial condition, results of operations and cash flows.

Risks Related To Offerings [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Offerings

The price for our common stock may be volatile.

The trading price of our common stock following any future offering may fluctuate substantially. The price of our common stock that will prevail in the market after any future offering may be higher or lower than the price you pay and the liquidity of our common stock may be limited, in each case depending on many factors, some of which are beyond our control and may not be directly related to our operating performance. These factors include the following:

●	changes in the value of our portfolio of investments;
●	price and volume fluctuations in the overall stock market from time to time;
●	significant volatility in the market price and trading volume of securities of similar investment companies; our dependence on the banking sector and changes in conditions relating to that sector; our inability to deploy or invest our capital;
●	fluctuations in interest rates;
●	any shortfall in revenue or net income or any increase in losses from levels expected by investors or securities analysts;
●	operating performance of companies comparable to us;
●	changes in regulatory policies with respect to investment companies;
●	our ability to borrow money or obtain additional capital;
●	losing RIC status under the Code;
●	actual or anticipated changes in our earnings or fluctuations in our operating results or changes in the expectations of securities analysts;
●	general economic conditions and trends;
●	departures of key personnel; and
●	exchange-related technological disruptions.

Shares of closed-end investment companies often trade at a discount to their net asset value.

We cannot predict the prices at which our common stock will trade. Although our common stock is listed on the NASDAQ Global Select Market, an active trading market for our shares may not be sustained. In the absence of an active trading market for our common stock, investors may not be able to sell their common stock at or above the offering price or our NAV. Further, our issuance of common stock may have an adverse effect on prices for our common stock in the secondary market by increasing the number of common shares available, which may put downward pressure on the market price for our common stock

Shares of closed-end investment companies have in the past frequently traded at discounts to their NAV and our common stock may also be discounted in the market. This characteristic is a risk separate and distinct from the risk that our NAV could decrease as a result of our investment activities and may be greater for investors expecting to sell their shares in a relatively short period following completion of any future offering. We cannot assure you whether our common stock will trade above, at or below our NAV. Whether investors will realize gains or losses upon the sale of our common stock will depend entirely upon whether the market price of our common stock at the time of sale is above or below the investor’s purchase price for our common stock. Because the market price of our common stock is affected by factors such as NAV, distribution levels (which are dependent, in part, on expenses), supply of and demand for our common stock, stability of distributions, trading volume of our common stock, general market and economic conditions, and other factors beyond our control, we cannot predict whether our common stock will trade at, below or above NAV or at, below or above the offering price. In addition, if shares of our common stock trade below their NAV, we will generally not be able to issue additional shares of common stock at their market price without first obtaining the approval of our stockholders and our independent directors to such issuance.

Future offerings of debt securities or preferred stock, which would rank senior to our common stock upon our liquidation, and future offerings of equity securities, which would dilute our existing stockholders and may be senior to our common stock for the purposes of dividend and liquidating distributions, may adversely affect the market value of our common stock.

If you purchase our common stock in any future offering, the price that you pay will be greater than the NAV per share of common stock immediately following any future offering. This discrepancy is in large part due to the expenses we will incur in connection with the consummation of any future offering. In the future, we may attempt to increase our capital resources by making offerings of debt or additional offerings of equity securities, including offerings of preferred stock, the terms of which may be determined in the discretion of our board of directors. Upon liquidation, holders of our debt securities and holders of our preferred stock and lenders with respect to other borrowings will receive a distribution of our available assets prior to the holders of our common stock. Additional equity offerings may dilute the holdings of our existing stockholders or reduce the market price of our common stock, or both. Our preferred stock, if issued, could have a preference on liquidating distributions or a preference on dividend payments that could limit our ability to make a dividend distribution to the holders of our common stock. Because our decision to issue securities in any future offering will depend on market conditions and other factors beyond our control, we cannot predict or estimate the amount, timing or nature of our future offerings. Thus, holders of our common stock bear the risk of our future offerings reducing the market value of our common stock and diluting their holdings of shares in us.

Risks Related To Taxation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Taxation

We may not be able to meet the requirements to maintain RIC status.

In order to qualify as a RIC, we must be registered as a management company under the Investment Company Act at all times during each taxable year and meet an income test, a diversification/asset test and certain distribution requirements. Failure to meet the income test and the diversification/asset test requirements could result in the discontinuance of our treatment as a RIC, which would increase our tax expense and could adversely affect our NAV, results of operations and ability to distribute dividends.

We will be subject to corporate-level federal income tax on all of our income if we are unable to maintain RIC status under Subchapter M of the Code.

If we fail to qualify for or maintain RIC status for any reason, and we do not qualify for certain relief provisions under the Code, we would be subject to corporate-level federal income tax (and any applicable state and local taxes) and our stockholders would be subject to the federal income tax rules that apply to stockholders in a regular, or “C,” corporation. The conversion from a RIC to a regular, or “C,” corporation could have a materially adverse tax impact on us and our stockholders in the taxable year in which RIC status is lost and in future taxable years. Further, if we seek to re-establish RIC status after operating as a regular, or “C,” corporation, because we will have operated as a regular corporation, we would have to distribute to our stockholders our pre-election earnings and may also be taxed on the gain in appreciated assets that we hold when we re-elect to be a RIC.

Whether an investment in a RIC is appropriate for a Non-U.S. Stockholder will depend upon the Non-U.S. Stockholder’s particular circumstances.

Code section 871(k) provides certain “look-through” treatment to Non-U.S. Stockholders (as defined in “Material U.S. Federal Income Tax Considerations”), permitting interest-related dividends and short-term capital gains not to be subject to U.S. withholding tax. It should also be noted that withholding would still apply (generally at a 30% rate or lower applicable treaty rate) to the extent that distributions are from the Company’s dividend income, interest income from non-U.S. sources or foreign currency gains. We strongly urge you to review carefully the discussion under “Material U.S. Federal Income Tax Considerations” and to seek advice based on your particular circumstances from an independent tax advisor.

Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[17]												$ 45,000,000	$ 55,600,000	$ 60,000,000	$ 43,000,000	$ 17,700,000	$ 51,000,000	$ 25,750,000	$ 61,500,000	$ 25,000,000	$ 22,500,000
Senior Securities Coverage per Unit	[18]												$ 4,387	$ 3,656	$ 3,558	$ 4,274	$ 9,090	$ 3,753	$ 6,478	$ 3,253	$ 6,631	$ 7,317
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]						Common Stock
Security Dividends [Text Block]

Dividend Rights

Holders of common stock share ratably (based on the number of shares of common stock held) in any dividend declared by our board of directors out of funds legally available therefor, subject to any statutory or contractual restrictions on the payment of dividends and to any restrictions on the payment of dividends imposed by the terms of any preferred stock we may issue in the future.

Security Voting Rights [Text Block]

Voting Rights

The holders of common stock are entitled to one vote per share held of record on all matters submitted to a vote of our stockholders. Generally, except with respect to extraordinary corporate transactions, certain amendments to our certificate of incorporation, any amendment to our bylaws, liquidation and the election and removal of directors, all matters to be voted on by our stockholders must be approved by a majority (or, in the case of election of directors, by a plurality) of the votes cast by all common stock present in person or represented by proxy. Removal of directors for cause must be approved by at least a majority of the votes entitled to be cast by our stockholders generally in the election of directors. See “—Certificate of Incorporation and Bylaws— Amendment of Our Certificate of Incorporation and Bylaws” for a discussion of approval rights with regard to such amendments.

Security Liquidation Rights [Text Block]

Liquidation Rights

Upon our dissolution, liquidation or winding up, after payment in full of all amounts required to be paid to creditors and to the holders of preferred stock having liquidation preferences, if any, the holders of our common stock are entitled to receive an equal amount per share of all our remaining assets available for distribution.

Security Preemptive and Other Rights [Text Block]						Preemptive Rights No holder of common stock is entitled to preemptive, redemption or conversion rights, sinking fund or cumulative voting rights.
Outstanding Security, Title [Text Block]								Common Stock
Outstanding Security, Authorized [Shares]								40,000,000
Outstanding Security, Held [Shares]								0
Outstanding Security, Not Held [Shares]								7,120,782
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]						Preferred Stock
Outstanding Security, Title [Text Block]								Preferred Stock
Outstanding Security, Authorized [Shares]								10,000,000
Outstanding Security, Not Held [Shares]								0

[1]	Represents the estimated commission with respect to the shares of Common Stock being sold in this offering.
[2]	In the event that the securities to which this prospectus relates are sold to or through underwriters or agents, a corresponding prospectus supplement will disclose the applicable sales load.
[3]	Offering expenses payable by the Company will be deducted from the proceeds, before expenses, to the Company.
[4]	The expenses associated with the administration of our dividend reinvestment plan are included in “Other Expenses.” Participants in the dividend reinvestment plan that instruct the plan administrator to sell shares obtained under the plan may be accessed a $15 transaction fee by the plan administrator and the proceeds of such sale will be net of brokerage commissions, fees and transaction costs. For more details about the plan, see “Dividend Reinvestment Plan.”
[5]	The expenses associated with the administration of our dividend reinvestment plan are included in “Other Expenses.” Participants in the dividend reinvestment plan that instruct the plan administrator to sell shares obtained under the plan may be accessed a $15 transaction fee by the plan administrator and the proceeds of such sale will be net of brokerage commissions, fees and transaction costs. For more details about the dividend reinvestment plan, see “Dividend Reinvestment Plan” in the accompanying Prospectus.
[6]	The related prospectus supplement will disclose the estimated amount of total offering expenses (which may include offering expenses borne by third parties on our behalf), the offering price and the offering expenses borne by us as a percentage of the offering price.
[7]	For the purposes of calculating our expenses, we have assumed the maximum contractual management fee of 1.75% of “Managed Assets.” “Managed Assets” means our total assets (including cash and cash equivalents and any assets purchased with or attributable to any borrowed funds). Managed Assets will be higher than our net assets because net assets reflect the reduction of our expenses and liabilities. Because the fee we pay to the Adviser is based on Managed Assets, the Management Fee will be higher if we utilize leverage. See “Management—Management Agreement” in the accompanying Prospectus.
[8]	For the purposes of calculating our expenses, we have assumed the maximum contractual management fee of 1.75% of “Managed Assets.” “Managed Assets” means our total assets (including cash and cash equivalents and any assets purchased with or attributable to any borrowed funds). Managed Assets will be higher than our net assets because net assets reflect the reduction of our expenses and liabilities. Because our Adviser’s fee is based on Managed Assets, our Adviser’s fee will be higher if we utilize leverage. See “Management—Management Agreement.”
[9]	We entered into a revolving credit agreement on June 9, 2014. Interest expense assumes that leverage will represent approximately 30% of our Managed Assets (as defined under “Management—Management Agreement — Management Fee” in the accompanying Prospectus), and charge interest or involve payment at a rate set by an interest rate transaction at the rate of 7.02% as of June 30, 2025. We have assumed for purposes of these expense estimates that we will utilize leverage for the entire year.
[10]	We entered into a revolving credit agreement on June 9, 2014 that permits the Company to borrow up to $70 million. For purposes of this example interest expense assumes the maximum amount of leverage available under the revolving credit agreement as of June 30, 2024 which represents approximately 31% of our Managed Assets (as defined under “Management—Management Agreement—Management Fee”) and charge interest or involve payment at a rate set by an interest rate transaction at an annual average rate of approximately 7.94% as of June 30, 2024.. We have assumed for purposes of these expense estimates that we will utilize leverage for the entire year.
[11]	Pursuant to the management agreement, our Adviser furnishes us, or arranges for the furnishing of office facilities and clerical and administrative services necessary for our operation (other than services provided by our custodian, accounting agent, administrator, dividend and interest paying agent and other service providers). We bear all expenses incurred in our operations, and we will bear the expenses related to any future offering. “Other Expenses” above includes all such costs not borne by our Adviser, which may include but are not limited to overhead costs of our business, commissions, fees and expenses connected with our investments and auditing, accounting and legal expenses, and fees and expenses we incurred indirectly as a result of investment in shares of one or more other funds (such funds, “Acquired Funds”, and the fees and expenses incurred in connection with our investment therein, if any, “Acquired Fund Fees and Expenses”).
[12]	Pursuant to the management agreement, our Adviser furnishes us, or arranges for the furnishing of office facilities and clerical and administrative services necessary for our operation (other than services provided by our custodian, accounting agent, administrator, dividend and interest paying agent and other service providers). We bear all expenses incurred in our operations, and we will bear the expenses related to any future offering. “Other Expenses” above includes all such costs not borne by our Adviser, which may include but are not limited to overhead costs of our business, commissions, fees and expenses connected with our investments and auditing, accounting and legal expenses. “Other Expenses” also includes Acquired Fund fees and expenses, which expenses are estimated to not exceed one basis point of our average net assets for the current fiscal year.
[13]	Total Annual Expenses may not correlate to the ratio of expenses to average net assets disclosed in the Company’s annual and semi-annual reports to stockholders in the financial highlights table, which reflects operating expenses of the Company and does not include “Acquired Fund Fees and Expenses.” For the year ended December 31, 2024, the Adviser voluntarily reimbursed the Fund $82,936 for expenses related to investor relations.
[14]	Total Annual Expenses may not correlate to the ratio of expenses to average net assets disclosed in the Company’s annual and semi-annual reports to stockholders in the financial highlights table, which reflects operating expenses of the Company and does not include “Acquired Fund” fees and expenses. For the year ended December 31, 2023 and the six-months ended June 30, 2024, the Adviser voluntarily reimbursed the Company $70,994 and $41,468, respectively, for expenses related to investor relations.
[15]	Source: The NASDAQ Global Select Market.
[16]	Based on our computations.
[17]	Total amount of each class of senior securities outstanding at the end of the period.
[18]	The asset coverage ratio for senior securities representing indebtedness is calculated as our consolidated total assets, less all consolidated liabilities and indebtedness not represented by senior securities, divided by senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage Per Unit.